Vanguard® Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (95.9%)
Alabama (2.4%)
[1,2]	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue TOB VRDO	0.130%	2/3/22	8,000	8,000
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	165	176
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	220	234
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	100	110
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	270	297
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	100	113
[1,2]	Alabama Federal Aid Highway Finance Authority Miscellaneous Taxes Revenue TOB VRDO	0.090%	2/3/22	2,200	2,200
[1,2]	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	0.080%	2/3/22	10,000	10,000
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	70	72
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	27,695	30,622
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	1,385	1,440
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	630	678
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	140	153
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	55	59
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,927
[3]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	5,550	5,602
[4]	Alabaster Board of Education Special Tax Revenue, Prere.	5.000%	9/1/24	165	181
[5]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	295	312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	575	647
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	75	83
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/22	190	192
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	256
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	380	389
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,332
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	215	223
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	241
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	875	916
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	223
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	294
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	875	934
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	270
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	1,500	1,628
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	3,095	3,410
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	6,820	7,410
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/22	330	337
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/23	700	724
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	695	735
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	820
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	894
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	8,175	8,997
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	27,560	27,843
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	33,390	34,876
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	155,940	171,429
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	54,665	60,095
[6]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.968%	12/1/23	10,500	10,524
[6]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.620%	0.680%	12/1/23	10	10
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	190	194
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	240	262
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	241
	Decatur City Board of Education, Prere.	5.000%	2/1/25	100	112
	Homewood AL GO, Prere.	5.000%	9/1/26	500	578
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	14,597
	Huntsville AL GO	5.000%	5/1/22	1,220	1,234
	Jacksonville State University College & University Revenue	4.000%	12/1/25	385	420
[5]	Jasper AL GO, Prere.	5.000%	3/1/24	4,595	4,971
	Jefferson County AL GO	5.000%	4/1/22	3,500	3,526
	Jefferson County AL GO	5.000%	4/1/23	1,425	1,495
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	642
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,200	1,392
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	650	681
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,095
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	14,565	15,782
	Montgomery AL GO	3.000%	12/1/22	750	765
	Montgomery AL GO	3.000%	12/1/23	250	259
	Montgomery AL GO	3.000%	12/1/24	205	215
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	155
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	106
	Mountain Brook Board of Education GO	4.000%	3/1/25	145	158
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	871
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	845
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/22	5,000	5,036
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/23	10,395	10,871
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	23,695	24,910
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,238
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,750	2,856
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	12,905	13,633
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/22	400	404
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	779
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	551
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	946
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	823
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/22	180	184
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	895	954
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	607
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	769
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	5,290	5,900
[5]	Troy University College & University Revenue	4.000%	11/1/22	2,025	2,076
[5]	Troy University College & University Revenue	5.000%	11/1/24	865	953
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	500	513
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	130	138
					533,118
Alaska (0.3%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	12/1/23	450	467
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	444
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/24	735	794
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/25	850	928
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/25	1,175	1,295
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/26	600	667
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond) VRDO	0.050%	2/3/22	19,360	19,360
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	24,470	24,470
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,788
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,125	1,179
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,211
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	2,067
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	590	637
	Anchorage AK GO	5.000%	9/1/22	1,500	1,539
	Anchorage AK GO	5.000%	9/1/22	1,000	1,026
	Anchorage AK GO	4.000%	9/1/23	445	467
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,500	1,537
	North Slope AK GO	4.000%	6/30/22	4,005	4,063
	North Slope Borough AK GO	5.000%	6/30/24	1,000	1,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Slope Borough AK GO	5.000%	6/30/24	1,050	1,146
					66,177
Arizona (1.0%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/22	250	255
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	355	376
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	974
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,835	2,068
	Arizona Board of Regents COP	5.000%	6/1/24	1,010	1,100
	Arizona Board of Regents COP	5.000%	6/1/25	1,245	1,397
	Arizona Board of Regents COP	5.000%	6/1/26	910	1,047
	Arizona COP	5.000%	9/1/24	50	55
	Arizona COP, ETM	5.000%	10/1/22	9,000	9,267
	Arizona COP, ETM	5.000%	10/1/23	225	240
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	5,905	6,252
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	975	993
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	125	127
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,765	1,835
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	55	59
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	130	144
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	4.000%	7/1/23	130	136
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/25	145	162
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	650	677
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	807
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	738
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	821
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/23	1,125	1,182
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,950	2,083
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,560	1,692
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,567
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,839
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,500	1,700
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	2,732
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	2,095
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	2,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Lottery Revenue, ETM	5.000%	7/1/22	7,665	7,810
	Arizona Lottery Revenue, ETM	5.000%	7/1/23	2,500	2,648
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	35	38
	Arizona School Facilities Board COP, ETM	5.000%	9/1/23	200	213
	Arizona State University College & University Revenue	5.000%	8/1/24	1,125	1,235
	Arizona State University College & University Revenue	5.000%	8/1/25	820	927
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	25	27
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	265
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	250	265
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	605	641
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	150	164
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	2,790	3,049
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	2,450	2,523
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	100	107
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.400%	7/1/23	125	124
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	135	131
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	168
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	119
	Chandler AZ Sales Tax Revenue	5.000%	7/1/23	1,440	1,526
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,261
	Gilbert Public Facilities Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/23	1,000	1,059
	Glendale AZ Water & Sewer Water Revenue	2.500%	7/1/23	115	118
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	640	677
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	126
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	125	141
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	116
	Maricopa County AZ COP	5.000%	7/1/23	225	238
	Maricopa County AZ COP	5.000%	7/1/24	1,670	1,825
[1,2]	Maricopa County AZ IDA Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	3,560	3,560
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	5,730	5,730
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	585	640
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	520	586
	Maricopa County Community College District GO	5.000%	7/1/23	100	106
	Maricopa County Community College District GO	5.000%	7/1/24	75	82
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,026
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	320	333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	639
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	70	78
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	12,660	13,056
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	1,680	1,845
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.440%	10/18/22	12,535	12,538
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.630%	10/18/24	2,285	2,296
[6]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.860%	9/1/24	4,500	4,521
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	1,890	1,844
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue PUT	0.875%	10/1/26	905	883
	Maricopa County Special Health Care District GO	5.000%	7/1/24	200	218
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,151
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,150	1,293
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,850
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/22	2,500	2,548
[7]	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/23	950	991
[7]	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,351
[7]	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/25	3,735	4,199
[7]	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/26	2,050	2,367
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/22	620	632
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/23	300	318
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	570	643
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,232
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,360	1,536
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/22	110	112
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	120	127
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	110	120
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	125	141
	Mesa AZ GO	5.000%	7/1/24	535	585
	Mesa AZ Utility System Water Revenue	4.000%	7/1/26	1,000	1,113
[5]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	408
	Peoria AZ Water & Wastewater Water Revenue	5.000%	7/15/25	1,220	1,377
	Phoenix AZ GO	4.000%	7/1/23	100	104
	Phoenix AZ GO	4.000%	7/1/24	130	139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix AZ GO	4.000%	7/1/24	2,025	2,053
	Phoenix AZ GO	5.000%	7/1/24	90	98
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/23	445	471
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	60	64
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	20	22
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	65	71
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	3,350	3,665
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	115	126
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	3,250	3,663
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	385	421
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	650	655
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/23	190	195
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/25	315	333
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/26	325	346
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,820	2,973
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,019
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	655	696
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	520	572
	Salt River Project Agricultural Improvement & Power District Electric Light & Power System Revenue	5.000%	1/1/23	85	88
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	50	52
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,385	2,480
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	15,395	16,568
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	9,720	10,803
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	5,540	6,341
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/24	105	113
	Scottsdale AZ GO	3.000%	7/1/23	80	83
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	100	102
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	215	224
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	275	296
[1]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	65	65

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	970	992
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	675	716
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.170%	3/1/22	6,250	6,250
	Yavapai County IDA Revenue	4.000%	10/1/22	2,045	2,090
	Yavapai County IDA Revenue	4.000%	10/1/23	2,175	2,282
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,279
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,347
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,467
[5]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/23	1,880	1,982
[5]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,227
[5]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	676
[5]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,305
					230,686
Arkansas (0.1%)
[6]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.610%	9/1/22	700	700
	Arkansas GO	5.000%	6/15/23	100	106
	Arkansas GO	5.000%	10/1/23	65	69
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	930	980
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	314
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	620
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	500	566
	Hot Springs School District No. 6 GO	5.000%	6/1/26	2,500	2,879
	Pulaski County Special School District GO	2.000%	2/1/23	3,040	3,075
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,577
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,490
					12,376
California (8.7%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	2,040	2,173
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	135	145
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/23	275	289
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	3,075	3,117
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	1,980	2,019
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	825	858
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.340%	4/1/24	3,925	3,928
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	4/1/26	4,325	4,356
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	7,820	7,853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	5,190	5,212
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	5/1/23	14,625	14,687
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.160%	4/1/24	8,210	8,327
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.160%	4/1/24	1,250	1,268
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.250%	1.310%	4/1/27	1,000	1,043
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	340	357
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	245	257
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	105
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	450	472
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	165	173
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	750	789
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	630	683
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	22,305	24,807
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	1,890	1,912
	California Department of Water Resources Water Revenue	5.000%	12/1/23	7,225	7,761
[6]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.430%	12/1/22	32,500	32,528
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/23	205	216
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/22	1,000	1,008
	California Educational Facilities Authority College & University Revenue VRDO	0.060%	2/3/22	2,800	2,800
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	635	705
	California GO	5.000%	3/1/22	15,070	15,128
	California GO	5.000%	4/1/22	14,605	14,718
	California GO	5.000%	4/1/22	1,490	1,501
	California GO	5.000%	9/1/22	150	154
	California GO	5.000%	9/1/22	305	313
	California GO	5.000%	9/1/22	1,865	1,914
	California GO	5.250%	9/1/22	420	432
	California GO	5.000%	10/1/22	5,100	5,253
	California GO	5.000%	10/1/22	8,750	9,012
	California GO	4.000%	12/1/22	10,050	10,337
	California GO	5.000%	12/1/22	6,720	6,968
	California GO	5.000%	2/1/23	210	210
	California GO	5.250%	2/1/23	110	115
	California GO	5.000%	3/1/23	3,205	3,352
	California GO	5.000%	8/1/23	9,630	10,222
	California GO	5.000%	8/1/23	330	350
	California GO	5.000%	8/1/23	75	80

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/23	200	205
California GO	5.000%	9/1/23	270	287
California GO	5.000%	9/1/23	115	122
California GO	5.000%	9/1/23	22,000	23,418
California GO	5.000%	9/1/23	125	133
California GO	5.000%	9/1/23	135	144
California GO	5.000%	9/1/23	45	48
California GO	4.000%	10/1/23	45	47
California GO	5.000%	10/1/23	115	123
California GO	5.000%	10/1/23	230	245
California GO	5.000%	10/1/23	4,245	4,531
California GO	5.000%	10/1/23	90	96
California GO	4.000%	11/1/23	100	105
California GO	5.000%	11/1/23	50	54
California GO	5.000%	11/1/23	550	589
California GO	5.000%	11/1/23	60	64
California GO	5.000%	11/1/23	115	123
California GO	5.000%	12/1/23	420	451
California GO	5.000%	12/1/23	7,435	7,978
California GO	5.000%	2/1/24	985	1,026
California GO	5.000%	8/1/24	395	433
California GO	5.000%	8/1/24	35	38
California GO	5.000%	8/1/24	35	38
California GO	5.000%	8/1/24	225	247
California GO	5.000%	8/1/24	125	137
California GO	5.000%	8/1/24	1,035	1,134
California GO	5.000%	9/1/24	555	569
California GO	5.000%	9/1/24	105	115
California GO	5.000%	9/1/24	375	412
California GO	5.000%	9/1/24	31,000	34,055
California GO	4.000%	10/1/24	65	70
California GO	5.000%	10/1/24	6,000	6,608
California GO	5.000%	10/1/24	5,320	5,859
California GO	5.000%	10/1/24	445	490
California GO	5.000%	10/1/24	1,250	1,377
California GO	4.000%	11/1/24	16,780	18,077
California GO	5.000%	11/1/24	525	562
California GO	5.000%	11/1/24	5,380	5,941
California GO	4.000%	12/1/24	2,900	3,130
California GO	5.000%	12/1/24	2,640	2,834
California GO	5.000%	12/1/24	250	268
California GO	5.000%	12/1/24	8,000	8,857
California GO	5.000%	2/1/25	165	165
California GO	5.000%	2/1/25	875	912
California GO	4.000%	3/1/25	40	43
California GO	5.000%	4/1/25	710	793
California GO	5.000%	5/1/25	105	114
California GO	5.000%	9/1/25	11,000	12,426
California GO	5.000%	10/1/25	5,800	6,386
California GO	5.000%	10/1/25	80	91
California GO	5.000%	11/1/25	2,875	3,263
California GO	5.000%	12/1/25	14,000	15,924
California GO	4.000%	3/1/26	150	166
California GO	5.000%	3/1/26	2,400	2,666
California GO	5.000%	8/1/26	230	266
California GO	5.000%	8/1/26	4,785	5,539
California GO	5.000%	8/1/26	245	284
California GO	4.000%	9/1/26	120	134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/26	120	139
	California GO	5.000%	9/1/26	2,700	3,042
	California GO	5.000%	10/1/26	135	157
	California GO	5.000%	10/1/26	675	773
	California GO	5.000%	10/1/26	100	116
	California GO	5.000%	11/1/26	250	291
	California GO CP	0.001%	3/2/22	6,969	6,969
[6]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.490%	12/1/23	2,000	2,003
[1,2]	California GO TOB VRDO	0.080%	2/3/22	5,000	5,000
[1,2]	California GO TOB VRDO	0.080%	2/3/22	3,450	3,450
[1,2]	California GO TOB VRDO	0.080%	2/3/22	13,500	13,500
[1,2]	California GO TOB VRDO	0.080%	2/3/22	1,875	1,875
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	325	333
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	110	117
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	160	172
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	106
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	65	72
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	590	625
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	8,025	8,279
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	940	971
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	1,590	1,642
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	1,690	1,745
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	8,070	8,287
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	930	998
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	17,215	18,181
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,156
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	8,965	10,116
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	2/3/22	36,800	36,800
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	2/3/22	1,500	1,500
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	4,000	4,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/3/22	9,715	9,715
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/3/22	3,100	3,100
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/3/22	12,610	12,610
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/3/22	2,305	2,305
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	2,700	2,700
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	8,000	8,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.200%	2/3/22	68,600	68,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	895	951
[6]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.410%	8/1/24	10,000	10,010
[4]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	100	106
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	655	692
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,000	987
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	624
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/31	100	105
[6]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	6/1/26	2,500	2,525
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	250	257
[1]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	0.150%	5/2/22	10,330	10,330
[1,2]	California State Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.080%	2/3/22	7,500	7,500
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/22	10,000	10,000
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	7,000	7,118
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	12,000	12,516
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	85	89
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	900	947
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	13,570	14,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	13,770	14,531
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	19,000	20,476
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	125	136
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,200	1,303
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	14,085	15,251
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	8,000	8,708
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	15,750	17,466
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	465	519
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	100	112
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	760	848
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	100	105
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	8,500	9,524
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	105	115
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	2,075	2,345
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,768
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	4,500	5,157
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	4,250	4,892
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/22	800	803
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	175	181
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/23	745	779
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/24	1,000	1,080
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	730	754
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	935	1,000
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	1,690	1,914
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,060	2,333
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	1,175	1,213
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	820	873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	740	811
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	940	1,057
	California State University College & University Revenue	5.000%	11/1/24	175	193
	California State University College & University Revenue PUT	4.000%	11/1/23	395	410
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,796
	California State University College & University Revenue, Prere.	5.000%	11/1/23	75	80
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.240%	7/1/40	36,475	36,475
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.240%	7/1/40	20,000	20,000
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.150%	7/1/41	550	550
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,122
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	2/3/22	14,475	14,475
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	2/3/22	14,245	14,245
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	595	612
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	17,875	17,875
[1,2]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	0.460%	2/3/22	2,500	2,500
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	115	122
	Chaffey Joint Union High School District GO	4.000%	2/1/24	425	451
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	8,900	9,724
	City & County of San Francisco CA GO	5.000%	6/15/24	150	159
	Coast Community College District GO	5.000%	8/1/23	6,245	6,630
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/24	40	43
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	623
	East Bay Municipal Utility District CP	0.010%	3/3/22	6,880	6,880
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	90	95
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/23	545	576
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/24	145	158
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	35	39
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.070%	2/3/22	24,000	24,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.070%	2/3/22	15,850	15,850
	East Side Union High School District GO	3.000%	8/1/23	100	103
	East Side Union High School District GO	2.000%	8/1/24	6,415	6,569
	East Side Union High School District GO	2.000%	8/1/25	1,890	1,945
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	383
[6]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	0.160%	7/1/24	1,830	1,830
[7]	Fairfield-Suisun Unified School District GO	4.000%	8/1/23	1,000	1,034
[7]	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	865	932
[7]	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	548
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	75	82
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	4,500	4,598
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	115	111
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	36,255	39,706
	Fresno Unified School District GO	2.000%	8/1/24	760	778
	Fresno Unified School District GO	2.000%	8/1/25	700	719
[1,2]	Fresno Unified School District GO TOB VRDO	0.080%	2/3/22	7,370	7,370
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	110	115
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	440	479
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/22	7,165	7,273
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	1,940	2,172
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	220	232
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	95	107
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/23	320	340
[1,2,4]	Hayward Unified School District GO TOB VRDO	0.090%	2/7/22	3,250	3,250
[6]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.090%	3/2/22	4,750	4,750
[6]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.090%	3/2/22	3,350	3,350
	Kern Community College District BAN GO	0.000%	8/1/23	1,525	1,502
[1,2]	Long Beach Unified School District GO TOB VRDO	0.080%	2/3/22	9,620	9,620
	Los Angeles CA Community College District GO	5.000%	8/1/23	250	266
	Los Angeles CA Community College District GO	5.000%	8/1/23	50	53
	Los Angeles CA Community College District GO	5.000%	8/1/24	110	121
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	45	48
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,560	10,479
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	40	44
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,010	8,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	85	93
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	9,250	10,140
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	14,880	16,311
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	13,300	14,579
[1,2]	Los Angeles CA Department of Water & Power Waterworks Water Revenue TOB VRDO	0.080%	2/3/22	5,500	5,500
[1,2]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	33,540	33,540
	Los Angeles CA Unified School District COP	5.000%	10/1/22	970	998
[5]	Los Angeles CA Unified School District COP	5.000%	10/1/23	1,000	1,066
[5]	Los Angeles CA Unified School District COP	5.000%	10/1/24	875	962
	Los Angeles CA Unified School District GO	4.000%	7/1/22	8,400	8,525
	Los Angeles CA Unified School District GO	5.000%	7/1/23	475	503
	Los Angeles CA Unified School District GO	5.000%	7/1/23	75	79
	Los Angeles CA Unified School District GO	5.000%	7/1/23	100	106
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,000	6,354
	Los Angeles CA Unified School District GO	5.000%	7/1/23	80	85
	Los Angeles CA Unified School District GO	5.000%	7/1/24	390	426
	Los Angeles CA Unified School District GO	5.000%	7/1/24	65	71
	Los Angeles CA Unified School District GO	5.000%	7/1/24	27,530	30,097
	Los Angeles CA Unified School District GO	5.000%	7/1/24	5,000	5,466
	Los Angeles CA Unified School District GO	5.000%	7/1/25	14,100	15,894
	Los Angeles CA Unified School District GO	5.000%	7/1/25	230	259
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	335	354
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	560	591
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/24	125	127
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	135	137
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	715	754
	Los Angeles Community College District GO, Prere.	5.000%	8/1/24	175	192
[1,2]	Los Angeles County CA Public Works Financing Authority Lease (Abatement) Revenue TOB VRDO	0.080%	2/3/22	3,665	3,665
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	45	48
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	4,910	5,201
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	85	93
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	50	55
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	200	225
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,000	1,021
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,073
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,293
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	20	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	140	157
[1,2]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	0.080%	2/3/22	2,000	2,000
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/23	100	104
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	90	95
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	50	54
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	85	88
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	225	239
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	150	156
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/23	560	570
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	25	28
[1,2]	Los Angeles Unified School District GO TOB VRDO	0.080%	2/3/22	7,500	7,500
	Los Rios Community College District GO	3.000%	8/1/24	5,000	5,244
	Los Rios Community College District GO	3.000%	8/1/25	6,500	6,917
[1,2,5]	Lynwood CA Unified School District GO TOB VRDO	0.080%	2/3/22	2,980	2,980
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/22	400	408
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	340	360
	Metropolitan Water District of Southern California Water Revenue	5.000%	8/1/23	490	519
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/24	30	33
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	315	356
[6]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.200%	5/21/24	2,750	2,750
[6]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.200%	5/21/24	1,875	1,875
[6]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.200%	5/21/24	2,500	2,500
	Milpitas Unified School District GO, Prere.	5.000%	8/1/22	150	153
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/23	500	530
[1,2]	Montebello CA Unified School District GO TOB VRDO	0.090%	2/3/22	4,800	4,800
	Mount San Antonio Community College District GO, Prere.	5.000%	8/1/23	170	181
	Mountain View-Whisman School District GO	4.000%	9/1/22	1,050	1,072
	Norris School District GO	0.000%	11/1/37	500	249
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	33,750	35,845
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.260%	2/1/22	10,000	10,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	2/3/22	10,000	10,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,000	2,253
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	235	256
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/23	150	157
	Orange County Transportation Authority Miscellaneous Revenue BAN	5.000%	10/15/24	70,000	77,112
	Orange County Water District COP	2.000%	8/15/23	415	420
	Orange County Water District COP	4.000%	2/15/25	7,240	7,846
[1,2]	Palomar CA Community College District GO TOB VRDO	0.090%	2/3/22	6,400	6,400
[4]	Palomar Health COP	0.630%	11/1/36	7,000	7,000
[4]	Palomar Health COP	0.680%	11/1/36	15,925	15,925
[4]	Palomar Health COP	0.750%	11/1/36	9,800	9,800
[1,2,4]	Pamona CA Unified School District GO TOB VRDO	0.080%	2/3/22	9,400	9,400
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,092
	Peralta Community College District GO	5.000%	8/1/25	500	565
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	2/3/22	20,850	20,850
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	2/17/22	3,015	3,015
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/23	100	107
[1,2,5]	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	0.110%	2/3/22	5,000	5,000
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	15	16
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	370	386
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	55
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/22	675	685
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	534
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/26	1,100	1,227
	Sacramento County CA COP	5.000%	10/1/22	825	848
	Sacramento County CA COP	5.000%	10/1/23	900	958
[4]	Sacramento County CA COP	5.000%	10/1/24	1,420	1,560
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/23	185	189
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/24	45	49
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	630	661
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	200	224
	Salinas CA Sanitary Sewer System Sewer Revenue, Prere.	4.125%	8/1/22	125	127
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	225	239
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/23	5,195	5,541
	San Buenaventura Public Facilities Financing Authority Water Revenue, Prere.	5.000%	7/1/22	330	336
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	11,575	11,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	5.000%	7/1/24	55	60
	San Diego Community College District GO, Prere.	5.000%	8/1/23	75	80
	San Diego Community College District GO, Prere.	5.000%	8/1/23	125	133
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	500	530
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,000	2,118
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,091
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,457
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	949
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,369
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	7,400	7,524
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	32,215	33,181
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	50	54
[2]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.080%	2/2/22	38,900	38,900
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/23	300	319
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/24	1,350	1,481
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	610	643
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	1,825	1,989
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/23	175	186
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/24	145	156
	San Francisco CA City & County GO	5.000%	6/15/22	1,375	1,398
	San Francisco CA City & County GO	5.000%	6/15/22	12,620	12,833
	San Francisco CA City & County GO	5.000%	6/15/23	3,750	3,966
	San Francisco CA City & County GO	5.000%	6/15/23	555	587
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,734
	San Francisco CA City & County GO	5.000%	6/15/24	4,440	4,856
	San Francisco CA City & County GO	5.000%	6/15/25	40	42
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	3,992
[1,2]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.460%	2/3/22	10,000	10,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	55	61
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,420	4,883
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,025	1,132
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/23	200	211
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	50,000	49,069
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,685	3,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/24	130	138
	San Francisco Unified School District GO	5.000%	6/15/23	60	63
	San Francisco Unified School District GO	4.000%	6/15/24	75	80
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	5.000%	5/1/22	700	702
	San Jose Unified School District GO, Prere.	3.800%	8/1/23	140	146
[5]	San Leandro Unified School District GO	4.000%	8/1/23	500	523
[5]	San Leandro Unified School District GO	4.000%	8/1/24	200	214
[5]	San Leandro Unified School District GO	4.000%	8/1/25	135	147
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,700	7,566
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	14,115
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	6/1/23	75	79
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	8,175	8,421
	Solano County Community College District GO, Prere.	4.375%	8/1/23	100	105
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,600	1,630
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,700	2,859
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,175	1,244
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	18,375	19,790
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	1,000	1,094
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	800	901
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	775	898
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,050	19,500
[5]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/22	1,400	1,440
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,250	1,318
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,260	1,375
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,407
	Tulare CA Sewer Revenue	4.000%	11/15/22	645	661
	Tulare CA Sewer Revenue	4.000%	11/15/23	670	703
[4]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	776
[4]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	836
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/23	260	270
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/24	20	22
	United Water Conservation District COP	5.000%	10/1/22	600	618
	United Water Conservation District COP	5.000%	10/1/23	805	858
	United Water Conservation District COP	5.000%	10/1/24	845	931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.000%	5/15/23	5,310	5,532
	University of California College & University Revenue	5.000%	5/15/23	270	285
[7]	University of California College & University Revenue	5.000%	5/15/23	2,210	2,327
	University of California College & University Revenue	4.000%	5/15/24	225	240
	University of California College & University Revenue	4.000%	5/15/24	3,395	3,622
	University of California College & University Revenue	5.000%	5/15/24	710	773
[7]	University of California College & University Revenue	5.000%	5/15/24	2,000	2,176
	University of California College & University Revenue	5.000%	5/15/25	40	45
	University of California College & University Revenue	5.000%	5/15/25	2,500	2,806
[7]	University of California College & University Revenue	5.000%	5/15/25	1,500	1,683
	University of California College & University Revenue	5.000%	5/15/25	110	120
	University of California College & University Revenue	5.000%	5/15/26	1,750	2,021
[7]	University of California College & University Revenue	5.000%	5/15/26	1,000	1,153
	University of California College & University Revenue PUT	5.000%	5/15/23	3,280	3,459
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	2/3/22	8,930	8,930
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	2/3/22	5,000	5,000
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	2/3/22	8,475	8,475
[1,2]	University of California College & University Revenue TOB VRDO	0.080%	2/3/22	15,375	15,375
	Vernon CA Electric System Electric Power & Light Revenue	4.000%	4/1/22	465	468
	Vernon CA Electric System Electric Power & Light Revenue	4.000%	10/1/22	325	332
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	415	435
[7]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	405	423
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	390	416
[7]	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	230	247
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	560	622
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	635	715
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	420	478
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	585	674
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	565
	West Sonoma County Union High School District GO	4.000%	8/1/22	200	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Sonoma County Union High School District GO	4.000%	8/1/23	235	246
					1,948,478
Colorado (1.8%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/23	265	285
[1,2]	Board of Governors of the Colorado State University System Enterprise College & University Revenue TOB VRDO	0.110%	2/7/22	9,750	9,750
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/25	100	109
	Colorado COP	5.000%	3/15/22	1,000	1,006
	Colorado COP	5.000%	3/15/23	450	471
	Colorado COP	5.000%	12/15/23	2,835	3,048
	Colorado COP	5.000%	12/15/23	105	113
	Colorado COP	5.000%	12/15/24	90	100
	Colorado COP	5.000%	12/15/25	4,045	4,609
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/22	300	310
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	729
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	789
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	854
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/24	45	47
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	103
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,315	1,358
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	615	628
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,535	1,595
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	85	90
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,525
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	330	343
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,500	2,687
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	109
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,119
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	345
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	407
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	90	100
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	3,050	3,097
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	3,505	3,780
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	500	567
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	13,635	13,635
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/7/22	10,100	10,100
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	720	731
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	375	390
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	6/1/23	1,945	2,067
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	4,900	4,900
[1,2]	Colorado Regional Transportation District COP TOB VRDO	0.150%	2/3/22	18,255	18,255
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.060%	2/3/22	14,460	14,460
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.060%	2/3/22	8,840	8,840
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.060%	2/3/22	43,490	43,490
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.080%	2/3/22	28,300	28,300
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	2,000	2,071
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	61
[1,2]	Colorado State Health Facility Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	15,500	15,500
	Dawson Ridge Metropolitan District No. 1 GO, ETM	0.000%	10/1/22	6,735	6,706
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,088
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	565	606
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	115	123
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,305	2,473
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,360	4,677
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,266
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,535	1,693
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	9,000	9,302
[1,2]	Denver CO City & County Dedicated Tax Hotel Occupancy Tax Revenue TOB VRDO	0.090%	2/3/22	14,475	14,475
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/23	210	223
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/23	50	54
[5]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	225	239
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	19
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,785
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	247
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	180	203
[6]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	3,200	3,197
[5]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/22	300	310
[5]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	471
[4]	Interlocken Metropolitan District GO	5.000%	12/1/22	675	699
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	840
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/22	13,910	14,017
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,890	15,016
	Regional Transportation District COP	5.000%	6/1/24	2,790	2,938
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,053
	Regional Transportation District COP	5.000%	6/1/25	50	53
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/23	100	103
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	380
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	441
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	369
[2]	Sheridan Redevelopment Agency Tax Allocation Revenue VRDO	0.100%	2/3/22	9,225	9,225
	Southlands Metropolitan District No. 1 GO	3.000%	12/1/22	100	101
	University of Colorado College & University Revenue	5.000%	6/1/22	175	178
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	16,420	16,663
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,620	1,646
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,350	1,368
	University of Colorado College & University Revenue, ETM	5.000%	6/1/22	545	553
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	100	106
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	15,365	16,684
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	48,405	48,405
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/2/22	10,000	10,000
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/22	165	171
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	123
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	220
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/25	125	141

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Weld County School District No. Re-5J GO	5.000%	12/1/23	485	521
Weld County School District No. Re-5J GO	5.000%	12/1/24	700	776
				406,270
Connecticut (2.8%)
Bridgeport CT GO	5.000%	2/15/23	535	558
Bridgeport CT GO	5.000%	2/15/24	450	485
Bridgeport CT GO	5.000%	2/15/25	1,000	1,110
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	6/1/24	20	22
Connecticut Fuel Sales Tax Revenue	5.000%	10/1/24	50	55
Connecticut GO	5.000%	2/15/22	7,000	7,012
Connecticut GO	5.000%	4/15/22	500	505
Connecticut GO	5.000%	4/15/22	3,750	3,786
Connecticut GO	5.000%	5/15/22	1,035	1,049
Connecticut GO	3.000%	6/1/22	550	555
Connecticut GO	5.000%	6/15/22	4,675	4,754
Connecticut GO	5.000%	7/15/22	2,000	2,041
Connecticut GO	5.000%	10/15/22	6,295	6,492
Connecticut GO	5.000%	12/15/22	460	477
Connecticut GO	3.000%	1/15/23	5,125	5,239
Connecticut GO	5.000%	1/15/23	2,070	2,155
Connecticut GO	5.000%	1/15/23	4,445	4,629
Connecticut GO	5.000%	4/15/23	3,430	3,460
Connecticut GO	5.000%	4/15/23	2,440	2,564
Connecticut GO	5.000%	4/15/23	3,750	3,941
Connecticut GO	3.000%	6/1/23	790	813
Connecticut GO	4.000%	6/1/23	210	219
Connecticut GO	5.000%	6/15/23	1,300	1,374
Connecticut GO	5.000%	7/15/23	2,000	2,121
Connecticut GO	5.000%	9/1/23	65	69
Connecticut GO	5.000%	9/15/23	1,600	1,706
Connecticut GO	5.000%	10/15/23	3,665	3,919
Connecticut GO	5.000%	10/15/23	795	818
Connecticut GO	5.000%	11/15/23	1,140	1,222
Connecticut GO	3.000%	1/15/24	3,000	3,117
Connecticut GO	4.000%	1/15/24	2,250	2,381
Connecticut GO	5.000%	1/15/24	13,035	14,047
Connecticut GO	5.000%	4/15/24	575	625
Connecticut GO	5.000%	4/15/24	155	168
Connecticut GO	5.000%	5/15/24	325	354
Connecticut GO	3.000%	6/1/24	550	575
Connecticut GO	4.000%	6/1/24	275	294
Connecticut GO	5.000%	6/1/24	6,525	6,621
Connecticut GO	5.000%	7/15/24	385	408
Connecticut GO	5.000%	7/15/24	3,000	3,285
Connecticut GO	5.000%	8/15/24	635	675
Connecticut GO	5.000%	9/15/24	185	204
Connecticut GO	5.000%	9/15/24	25	28
Connecticut GO	5.000%	10/15/24	3,880	4,142
Connecticut GO	3.000%	1/15/25	7,075	7,450
Connecticut GO	4.000%	1/15/25	2,090	2,262
Connecticut GO	5.000%	4/15/25	1,505	1,686
Connecticut GO	5.000%	4/15/25	190	213
Connecticut GO	5.000%	4/15/25	2,550	2,574
Connecticut GO	4.000%	5/15/25	3,800	4,143
Connecticut GO	4.000%	6/1/25	550	600
Connecticut GO	5.000%	7/15/25	4,000	4,514
Connecticut GO	5.000%	8/15/25	5,645	5,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	3/1/26	450	470
	Connecticut GO	5.000%	8/15/26	9,290	9,859
	Connecticut GO	5.000%	3/1/27	1,000	1,079
	Connecticut GO VRDO	0.090%	2/3/22	42,630	42,630
[6]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	1.010%	3/1/24	135	136
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	450
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	243
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	242
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	338
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	481
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	173
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	18,005	17,789
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	975	976
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,325	4,251
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	15,900	15,900
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	5,095	5,095
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	34,055	34,055
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	25,395	25,395
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	11,175	11,175
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	32,135	32,135
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	12,425	12,425
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	575	582
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/22	3,605	3,712
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/22	3,020	3,120
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	6,000	6,239
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	835	879
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	735	781
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/23	11,245	11,975
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/23	3,485	3,732
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,345	1,396
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,851

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	265	275
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	615	669
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	100	110
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	165	176
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,065	1,173
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/24	2,475	2,734
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	105	109
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,910
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	560
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,990	2,184
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	120	136
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/25	1,720	1,955
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	1,995
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	562
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	777
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	380	386
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	415	436
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	403
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	430
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	10,050	10,053
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,000	1,000
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,320	1,320
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	24,875	24,981
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	25,620	25,729
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	13,885	14,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	5,100	5,197
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	4,495	4,689
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	14,180	14,235
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	1,120	1,115
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	11,410	11,176
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	14,305	14,015
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	25,995	25,486
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	19,895	19,733
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	18,875	18,762
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	250	253
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	2,978
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,034
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	287
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,170	2,293
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	346
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,665	2,895
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	380	413
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	652
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	665
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	15,165	15,350
[1,2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	2,910	2,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	127
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	132
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	407
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	140
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	120	124
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	264
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	255	272
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	267
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	160	175
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	274
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	180
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	196
[4]	Hartford CT GO	5.000%	7/1/26	1,100	1,232
	Metropolitan District GO	5.000%	7/15/22	1,000	1,021
	Metropolitan District GO	5.000%	7/15/22	2,500	2,552
	Metropolitan District GO	5.000%	7/15/23	525	557
	Metropolitan District GO	5.000%	7/15/23	1,000	1,060
	Metropolitan District GO	5.000%	7/15/23	1,045	1,108
[4]	New Haven CT GO	5.000%	8/15/24	395	433
	University of Connecticut College & University Revenue	5.000%	2/15/23	615	642
	University of Connecticut College & University Revenue	5.000%	3/15/23	1,600	1,676
	University of Connecticut College & University Revenue	5.000%	2/15/24	115	124
	University of Connecticut College & University Revenue	5.000%	8/15/24	325	345
	University of Connecticut College & University Revenue	5.000%	11/1/24	200	221
	University of Connecticut College & University Revenue	5.000%	2/15/25	385	428
	University of Connecticut College & University Revenue	5.000%	2/15/25	520	578
					632,303
Delaware (0.2%)
	Delaware GO	5.000%	2/1/23	50	52
	Delaware GO	5.000%	7/1/23	175	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware GO	5.000%	2/1/24	1,000	1,080
	Delaware GO	5.000%	8/1/24	2,770	2,941
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/22	310	316
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	400	424
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	215	235
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	165	186
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	190	219
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	6,370	6,274
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,398
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	4,250	4,231
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,205	1,322
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	13,380	13,613
	New Castle County DE GO	5.000%	4/1/22	1,845	1,859
	New Castle County DE GO	5.000%	10/1/22	5,520	5,686
	University of Delaware College & University Revenue	5.000%	11/1/22	1,185	1,225
	University of Delaware College & University Revenue	5.000%	11/1/23	1,100	1,178
	University of Delaware College & University Revenue	5.000%	11/1/24	1,170	1,294
	University of Delaware College & University Revenue VRDO	0.110%	2/1/22	6,905	6,905
					51,623
District of Columbia (0.5%)
	District of Columbia GO	5.000%	2/1/23	5,100	5,322
	District of Columbia GO	3.000%	6/1/23	100	103
	District of Columbia GO	5.000%	6/1/23	630	666
	District of Columbia GO	5.000%	6/1/23	100	106
	District of Columbia GO	5.000%	6/1/24	640	676
	District of Columbia GO	5.000%	6/1/24	215	235
	District of Columbia GO	5.000%	6/1/25	20	21
[1,2]	District of Columbia GO TOB VRDO	0.090%	2/3/22	1,000	1,000
	District of Columbia Income Tax Revenue	5.000%	12/1/23	365	377
	District of Columbia Income Tax Revenue	5.000%	10/1/24	125	138
	District of Columbia Income Tax Revenue	5.000%	12/1/24	235	244
[2]	District of Columbia Miscellaneous Revenue VRDO	0.060%	2/3/22	54,985	54,985
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/23	150	160
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	3,600	3,646
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	235	251
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	520	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.090%	2/3/22	7,585	7,585
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,445	3,547
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	875
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,533
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	20	22
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,163
[2]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.060%	2/3/22	8,640	8,640
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/23	130	138
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,192
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,192
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,130
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	2,000	2,260
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	2,032
					101,794
Florida (2.5%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	85	87
[7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	130	131
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	362
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	90	94
[7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	710	729
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,065	1,121
[7]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	350	366
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,337
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	105	115
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,921
	Broward County FL School District COP	5.000%	7/1/22	4,830	4,921
	Broward County FL School District COP	5.000%	7/1/23	135	143
	Broward County FL School District COP	5.000%	7/1/24	45	49
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	444
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/23	1,075	1,137
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	450	493
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	3,650	4,236
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	125	138
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/22	670	690
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	432
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	480	528
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/24	1,005	1,090
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,186
[4]	Deltona FL Utility System Water Revenue, Prere.	5.125%	10/1/23	750	801
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	845
[7]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,015	1,092
[7]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,070	1,181
	Florida Department of Environmental Protection Miscellaneous Taxes Revenue	5.000%	7/1/23	720	733
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/23	240	254
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	170	186
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	45	49
	Florida Department of Management Services COP	5.000%	11/1/23	445	476
	Florida Department of Management Services COP	5.000%	11/1/24	9,070	10,010
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/24	1,275	1,391
	Florida Department of Transportation Fuel Sales Tax Revenue	5.000%	7/1/23	535	566
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/23	5,715	6,050
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	275	301
	Florida Department of Transportation Turnpike System Highway Revenue	2.875%	7/1/25	70	71
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	50	53
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	3,000	3,376
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	227
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	241
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/23	350	367
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	239
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	115	117
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	110	117
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	700	794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	582
	Florida GO	5.000%	6/1/22	4,885	4,959
	Florida GO	5.000%	6/1/22	4,670	4,741
	Florida GO	5.000%	7/1/22	3,450	3,515
	Florida GO	5.000%	6/1/23	2,075	2,191
	Florida GO	5.000%	6/1/23	4,895	5,169
	Florida GO	5.000%	7/1/23	3,620	3,833
	Florida GO	5.000%	7/1/23	525	556
	Florida GO	5.000%	6/1/24	455	497
	Florida GO	5.000%	6/1/24	1,400	1,528
	Florida GO	5.000%	6/1/24	3,500	3,819
	Florida GO	5.000%	6/1/24	310	338
	Florida GO	5.000%	6/1/24	50	55
	Florida GO	5.000%	6/1/24	1,000	1,091
	Florida GO	5.000%	7/1/24	10,160	11,115
	Florida GO	4.000%	6/1/25	50	51
	Florida GO	5.000%	6/1/25	500	528
	Florida GO	5.000%	7/1/26	3,000	3,478
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	600	617
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	320
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/22	275	275
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/22	250	257
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	750	817
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,680	3,034
	Florida Lottery Revenue	5.000%	7/1/23	50	53
	Florida Lottery Revenue	5.000%	7/1/24	25	27
	Florida Lottery Revenue	5.000%	7/1/24	1,665	1,820
	Florida Lottery Revenue	5.000%	7/1/24	90	98
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	780	831
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/23	500	533
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/24	500	550
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/25	250	283
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	175	203
[7]	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/26	915	1,034
	Fort Lauderdale FL GO	5.000%	7/1/24	1,605	1,756
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	65	69
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	80	88
[1,2]	Gainesville FL Utilities System Electric Power & Light Revenue TOB VRDO	0.130%	2/1/22	33,465	33,465
[1,2]	Gainesville FL Utilities System Multiple Utility Revenue TOB VRDO	0.090%	2/3/22	7,720	7,720
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.080%	2/2/22	41,220	41,220
	Hernando County FL Water Revenue	4.000%	6/1/24	625	668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hernando County FL Water Revenue	4.000%	6/1/25	575	628
[4]	Hernando County School District COP	5.000%	7/1/25	1,300	1,456
[5]	Herons Glen Recreation District	2.500%	5/1/22	225	226
[5]	Herons Glen Recreation District	2.500%	5/1/24	150	153
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	11,495	11,495
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	45,000	45,000
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/3/22	54,500	54,500
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue (Tampa International Airport) TOB VRDO	0.080%	2/3/22	4,000	4,000
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/24	630	691
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,527
[1,2]	Hillsborough County FL Utility Refunding Water Revenue TOB VRDO	0.120%	2/3/22	10,190	10,190
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	765	790
[1,2]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	17,500	17,500
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	185	191
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/23	70	75
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	100	103
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,835	1,890
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	150	155
[1,2]	JEA Electric System Electric Power & Light Revenue TOB VRDO	0.110%	2/3/22	4,200	4,200
	JEA Electric System Electric Power & Light Revenue VRDO	0.070%	2/2/22	31,305	31,305
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,955	2,089
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,115	1,191
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,000	1,029
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	300	320
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	670	674
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	290	305
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	275	295
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	329
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	727
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	160	164
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	190	205
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	185	206
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,045	1,053
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	505	529
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	900	972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	22
	Martin County FL School Board Corp. COP	5.000%	10/1/22	1,125	1,158
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,333
	Martin County FL School Board Corp. COP	5.000%	10/1/24	1,505	1,655
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	1,962
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	760	786
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	890	915
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	995
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	970
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/23	1,170	1,214
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,430	1,456
	Miami-Dade County Expressway Authority Highway Revenue	4.000%	7/1/23	1,025	1,069
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	40	42
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	405	440
[5]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	322
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/25	200	224
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,359
	Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,226
[1,2]	Miami-Dade County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	2,580	2,580
[1]	Miami-Dade County FL Housing Finance Revenue TOB VRDO	0.310%	2/3/22	2,400	2,400
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/22	3,010	3,033
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/23	1,245	1,327
[2]	Miami-Dade County FL Recreational Revenue VRDO	0.060%	2/3/22	1,000	1,000
[2,9]	Miami-Dade County FL Special Obligation Revenue VRDO	0.060%	2/2/22	10,665	10,665
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	185	197
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.120%	2/3/22	3,100	3,100
[4]	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	4.125%	10/1/23	50	53
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	560	598
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	690	740
	Miami-Dade County IDA Resource Recovery Revenue PUT	0.320%	11/1/22	6,250	6,235
	Miami-Dade County School Board COP	5.000%	11/1/23	45	48
	Miami-Dade County School Board COP	5.000%	2/1/24	110	118
	Miami-Dade County School Board COP	5.000%	2/1/25	100	111
	Miami-Dade County School Board COP	5.000%	5/1/25	50	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	10/1/23	1,575	1,692
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	65	69
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	528
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,266
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	75	83
[1,2]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	11,715	11,715
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,514
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	60	65
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,000	1,033
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.050%	2/2/22	4,325	4,325
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	200	214
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	50	55
[4]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	1,385	1,411
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	160	164
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	380	404
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	186
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	467
[4]	Palm Bay FL GO	5.000%	7/1/22	870	886
[4]	Palm Bay FL GO	5.000%	7/1/23	915	968
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/22	100	102
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	115
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	115	122
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	120	129
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	125	136
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	725	742
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	670	711
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	1,025	1,030
[7]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	157
	Palm Beach County School District COP	5.000%	8/1/23	45	48
	Palm Beach County School District COP	5.000%	8/1/24	200	219
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/23	650	693
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/24	780	859
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/22	275	280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	330	349
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	275	300
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	470	528
	Polk County School District Sales Tax Revenue	5.000%	10/1/23	335	358
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,545	1,568
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	1,000	1,067
	School Board of Miami-Dade County COP	5.000%	5/1/23	350	368
	School Board of Miami-Dade County COP	5.000%	11/1/24	60	66
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	120	128
	South Florida Water Management District COP	5.000%	10/1/23	450	480
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/3/22	34,925	34,925
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	3,230	3,230
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	2/7/22	22,395	22,395
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,240	1,269
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	70	74
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	575	630
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/22	110	112
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/23	120	125
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	180	192
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/22	1,625	1,639
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	1,845	1,972
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	365	370
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/22	250	255
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	355	376
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	175	191
	Village Community Development District No. 13	1.800%	5/1/26	500	495
	Volusia County School Board COP	5.000%	8/1/24	125	137
[5]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/26	165	191
					556,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia (2.7%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/23	410	433
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	677
	Atlanta Development Authority Local or Guaranteed housing Revenue, Prere.	3.500%	9/1/23	60	62
	Atlanta Development Authority Local or Guaranteed Housing Revenue, Prere.	5.000%	9/1/23	175	186
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,315	1,339
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	240	257
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	100	102
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,015	5,623
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	165	177
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.090%	2/3/22	7,000	7,000
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	125	140
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	225	252
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	550	617
[1,2]	Atlanta GA Water Revenue TOB VRDO	0.090%	2/3/22	12,000	12,000
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	180	197
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	11,250	11,250
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	9,750	9,750
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	20,000	20,000
[1,2]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	0.120%	2/7/22	4,720	4,720
	Cartersville GA GO	5.000%	10/1/24	2,000	2,206
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	479
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	135	137
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	220	240
[2]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	21,600	21,600
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	525	529
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	200	202
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	524
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	735	795
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	384
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/22	1,245	1,264
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/23	1,035	1,093
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	2,355	2,681
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/22	200	201
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	300	313
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	216
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	278
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	428
	Douglas County School District GO	5.000%	4/1/23	365	383
	Douglas County School District GO	5.000%	4/1/24	500	542
	Douglas County School District GO	5.000%	4/1/25	600	670
	Douglas County School District GO	5.000%	4/1/26	570	654
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,965	3,188
	Forsyth County School District GO	5.000%	2/1/22	2,750	2,750
	Forsyth County School District GO	5.000%	2/1/23	40	42
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	587
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	305	352
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/2/22	15,500	15,500
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,380	1,425
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,698
[1,2]	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	2/3/22	3,750	3,750
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	310	335
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	334
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	286
	Georgia GO	5.000%	2/1/22	1,725	1,725
	Georgia GO	5.000%	7/1/22	15,135	15,423
	Georgia GO	5.000%	7/1/22	12,385	12,621
	Georgia GO	5.000%	7/1/22	19,135	19,499
	Georgia GO	5.000%	1/1/23	3,450	3,589
	Georgia GO	5.000%	1/1/23	100	104
	Georgia GO	5.000%	2/1/23	50	52
	Georgia GO	5.000%	7/1/23	14,420	15,278
	Georgia GO	5.000%	7/1/23	50	53
	Georgia GO	5.000%	8/1/23	3,515	3,735
	Georgia GO	5.000%	9/1/23	390	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	1/1/24	5,165	5,356
	Georgia GO	5.000%	1/1/24	200	215
	Georgia GO	5.000%	2/1/24	90	97
	Georgia GO	5.000%	7/1/24	155	170
	Georgia GO	4.000%	10/1/24	160	164
	Georgia GO	5.000%	12/1/24	50	55
	Georgia GO	5.000%	2/1/25	35	39
	Georgia GO	4.000%	7/1/25	600	657
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	550	571
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	3,000	3,116
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,115	1,151
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	0.060%	2/2/22	44,560	44,560
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	467
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	1,845	1,917
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	891
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,015	1,090
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	955	1,054
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	495	546
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,305	1,478
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	720	748
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	790	848
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	600	662
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	615	696
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,370	3,617
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	180	187
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	268
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	402
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	469
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	25	28
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,175	1,282
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,800	3,051
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,605	1,806
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	3,000	3,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Georgia State Road & Tollway Authority Highway Revenue TOB VRDO	0.120%	2/3/22	2,000	2,000
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	850	900
	Henry County School District GO	5.000%	8/1/22	5,250	5,369
	Henry County School District GO	5.000%	8/1/23	1,615	1,716
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/22	200	201
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	510	516
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/22	250	256
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	3/1/23	1,000	1,034
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	784
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	5,040	5,251
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	529
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	445	466
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,180
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	915	994
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,594
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	415	442
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,802
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	661
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	2,204
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	792
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	39,275	40,950
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	20,140	21,122
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	13,820	14,823
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	17,890	19,542
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	51,050	57,186
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	895	998
[2,6]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	0.898%	12/1/23	14,000	14,061
[2,6]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.630%	12/1/23	17,080	17,114
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/22	855	869
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	805	876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	475	546
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	565	575
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,040	1,093
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,352
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	438
	Muscogee County School District GO	5.000%	10/1/24	3,790	4,180
[2]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	20,750	20,750
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/22	275	277
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,556
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/24	675	730
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,775	8,786
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	686
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/23	300	320
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/25	425	479
[6]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	8/16/22	43,600	43,601
	Richmond County Board of Education GO	5.000%	10/1/25	500	568
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	365	404
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	871
					602,938
Guam (0.0%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/22	355	365
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	750	785
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	407
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	500	508
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	550	578
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,190
					3,833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii (0.4%)
[6]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	8/29/22	3,765	3,765
[6]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	8/29/22	1,940	1,940
	Hawaii GO	5.000%	4/1/22	5,500	5,543
	Hawaii GO	4.000%	5/1/22	1,050	1,060
	Hawaii GO	5.000%	8/1/23	105	112
	Hawaii GO	5.000%	10/1/23	50	53
	Hawaii GO	5.000%	10/1/23	150	160
	Hawaii GO	5.000%	10/1/23	2,675	2,858
	Hawaii GO	5.000%	10/1/23	655	700
	Hawaii GO	5.000%	10/1/23	70	75
	Hawaii GO	5.000%	10/1/23	65	69
	Hawaii GO	5.000%	1/1/24	100	108
	Hawaii GO	5.000%	5/1/24	75	82
	Hawaii GO	5.000%	10/1/24	1,335	1,472
	Hawaii GO	5.000%	10/1/24	40	44
	Hawaii GO	5.000%	1/1/25	50	56
	Hawaii GO, Prere.	5.000%	11/1/22	2,350	2,428
	Hawaii GO, Prere.	5.000%	8/1/23	300	319
	Hawaii GO, Prere.	5.000%	8/1/23	1,315	1,397
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,970	6,293
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,933
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,220	9,718
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	8,933
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	7,195	7,584
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,175	4,401
	Honolulu HI City & County GO	4.000%	9/1/22	2,095	2,138
	Honolulu HI City & County GO	5.000%	9/1/22	2,000	2,053
	Honolulu HI City & County GO	4.000%	7/1/23	1,150	1,202
	Honolulu HI City & County GO	5.000%	7/1/23	500	530
	Honolulu HI City & County GO	5.000%	9/1/23	220	234
[7]	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,700
	Honolulu HI City & County GO	4.000%	7/1/24	1,100	1,178
	Honolulu HI City & County GO	5.000%	7/1/24	500	547
	Honolulu HI City & County GO	5.000%	10/1/24	60	66
	Honolulu HI City & County GO	5.000%	11/1/24	140	145
[7]	Honolulu HI City & County GO	5.000%	11/1/24	1,875	2,020
	Honolulu HI City & County GO	4.000%	7/1/25	505	553
	Honolulu HI City & County GO	5.000%	7/1/25	275	310
[7]	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,159
	Honolulu HI City & County GO	5.000%	3/1/26	645	741
	Honolulu HI City & County GO	4.000%	7/1/26	285	318
	Honolulu HI City & County GO	5.000%	7/1/26	500	580
[7]	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,777
	Honolulu HI City & County GO PUT	5.000%	9/1/23	350	369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.000%	7/1/22	3,410	3,460
					91,183
Idaho (0.0%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/24	250	268
	Canyon County School District No. 134 Middleton GO	5.000%	9/15/24	2,000	2,200
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/22	2,700	2,710
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,025	1,071
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	455	482
	University of Idaho College & University Revenue	5.000%	4/1/23	360	377
[5]	University of Idaho College & University Revenue	5.000%	4/1/24	160	173
					7,281
Illinois (4.7%)
[1,2]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.180%	2/3/22	25,335	25,335
	Bolingbrook IL GO	0.000%	1/1/35	3,000	1,631
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/22	500	501
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	186
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	595	634
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	230
[8]	Chicago Board of Education GO	0.000%	12/1/22	835	828
[7]	Chicago Board of Education GO	4.000%	12/1/22	1,900	1,951
	Chicago Board of Education GO	5.000%	12/1/22	1,540	1,594
[4]	Chicago Board of Education GO	5.000%	12/1/22	500	517
	Chicago Board of Education GO	5.000%	12/1/22	5,915	6,123
	Chicago Board of Education GO	5.000%	12/1/22	785	813
	Chicago Board of Education GO	5.000%	12/1/22	500	518
[8]	Chicago Board of Education GO	0.000%	12/1/23	2,895	2,817
[8]	Chicago Board of Education GO	0.000%	12/1/23	175	170
	Chicago Board of Education GO	5.000%	12/1/23	590	630
[4]	Chicago Board of Education GO	5.000%	12/1/23	2,000	2,138
	Chicago Board of Education GO	5.000%	12/1/23	4,415	4,710
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,152
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,260	1,200
[8]	Chicago Board of Education GO	0.000%	12/1/24	900	857
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,095
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,259
[8]	Chicago Board of Education GO	0.000%	12/1/25	375	349
[8]	Chicago Board of Education GO	0.000%	12/1/25	670	624
	Chicago Board of Education GO	0.000%	12/1/25	1,875	1,739
[8,10]	Chicago Board of Education GO	0.000%	12/1/25	25	23
	Chicago Board of Education GO	0.000%	12/1/26	2,000	1,807
[8]	Chicago Board of Education GO	0.000%	12/1/26	2,030	1,843
	Chicago Board of Education GO	5.000%	12/1/26	2,195	2,498
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,650
[1,2]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	0.140%	2/3/22	133,865	133,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Chicago IL GO	0.000%	1/1/23	100	99
	Chicago IL GO	5.000%	1/1/23	250	259
	Chicago IL GO	5.000%	1/1/24	3,440	3,671
	Chicago IL GO	5.000%	1/1/24	500	534
	Chicago IL GO	5.000%	1/1/24	560	598
	Chicago IL GO	5.000%	1/1/24	50	53
	Chicago IL GO	0.000%	1/1/25	40	37
	Chicago IL GO	5.000%	1/1/25	2,500	2,738
	Chicago IL GO	5.000%	1/1/25	5	5
	Chicago IL GO	5.000%	1/1/26	3,505	3,916
	Chicago IL GO	5.000%	1/1/26	2,615	2,922
	Chicago IL GO, ETM	5.000%	1/1/23	1,670	1,735
	Chicago IL GO, ETM	5.000%	1/1/23	3,730	3,875
[1,2]	Chicago IL Park District GO TOB VRDO	0.140%	2/3/22	6,000	6,000
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	1,000	1,109
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	850	942
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.130%	2/3/22	45,790	45,790
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.160%	2/3/22	5,000	5,000
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.160%	2/3/22	2,500	2,500
[1,2]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	0.140%	2/3/22	12,000	12,000
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,370	2,462
[1,2,4]	Chicago IL Water Revenue TOB VRDO	0.180%	2/3/22	1,045	1,045
[1,2]	Chicago IL Water Revenue TOB VRDO	0.180%	2/3/22	1,245	1,245
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	200	208
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	400	415
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	50	52
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	585	607
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	250	259
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	105	109
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,165	1,249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	170	182
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	175	188
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	380	407
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	75	83
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	210	218
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	480	498
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,036
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,350	1,448
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	510	580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Park District GO	4.000%	1/1/23	650	669
	Chicago Park District GO	4.000%	1/1/23	275	283
	Chicago Park District GO	5.000%	1/1/23	100	104
	Chicago Park District GO	4.000%	1/1/24	670	706
	Chicago Park District GO	5.000%	1/1/24	100	107
	Chicago Park District GO	4.000%	1/1/25	390	420
	Chicago Park District GO	4.000%	1/1/25	2,315	2,490
[5]	Chicago Park District GO	5.000%	1/1/25	200	221
	Chicago Park District GO	4.000%	1/1/26	1,190	1,303
	Chicago Park District GO	4.000%	1/1/26	815	892
	Chicago Park District GO, Prere.	5.750%	1/1/24	170	185
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	3,545	3,596
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	2,555	2,592
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	125	132
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	400	434
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	320	358
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,871
[1,2]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.130%	2/3/22	20,000	20,000
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/22	3,125	3,240
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,077
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/22	1,000	1,027
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,710
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,818
	Cook County High School District No. 203 New Trier Township GO	5.000%	12/15/24	1,620	1,798
[1,2]	Cook County IL Forest Preserve District GO TOB VRDO	0.140%	2/3/22	7,660	7,660
	Cook County IL GO	5.000%	11/15/22	285	295
	Cook County IL GO	5.000%	11/15/22	3,220	3,329
	Cook County IL GO	5.000%	11/15/23	900	962
	Cook County IL GO	5.000%	11/15/24	1,025	1,125
	Cook County IL GO	5.000%	11/15/25	805	904
	Cook County IL GO	4.000%	11/15/26	1,850	2,040
[1,2]	Cook County IL GO TOB VRDO	0.120%	2/3/22	7,500	7,500
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	300	311
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	995	1,067
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	260	288
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	275	313
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,752
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/23	935	974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	1,006
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	5,270
[2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.060%	2/3/22	18,105	18,105
[1,2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.090%	2/3/22	7,750	7,750
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	2/3/22	5,000	5,000
	Illinois Finance Authority College & University Revenue	5.000%	9/1/22	225	230
	Illinois Finance Authority College & University Revenue	5.000%	12/1/22	6,310	6,543
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	310	331
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	2,850	3,041
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	830	910
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,858
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,172
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	4,000	4,535
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	995
	Illinois Finance Authority College & University Revenue VRDO	0.050%	2/3/22	24,997	24,997
	Illinois Finance Authority College & University Revenue VRDO	0.050%	2/3/22	15,420	15,420
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	903
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	750	756
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	285	286
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	886
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,455	1,485
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	435	446
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,575	1,652
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	750	790
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	145	154
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	532
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	135	143
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	589
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,673
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	235	253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	871
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	548
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,779
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,305	1,473
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	175	196
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,250	1,386
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Ascension Health Credit Group) TOB VRDO	0.090%	2/3/22	10,360	10,360
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	4/29/22	7,580	7,614
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,195	24,055
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,060	1,151
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.360%	8/29/22	5,705	5,705
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	5/1/26	1,125	1,128
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	8,760	8,760
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	2/1/22	3,200	3,200
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/2/22	13,900	13,900
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.080%	2/2/22	26,465	26,465
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	120	131
	Illinois Finance Authority Lease Revenue	5.000%	7/1/22	2,320	2,364
	Illinois Finance Authority Lease Revenue	4.000%	1/1/23	1,110	1,144
	Illinois Finance Authority Lease Revenue	5.000%	7/1/23	2,640	2,796
	Illinois Finance Authority Lease Revenue	5.000%	1/1/24	95	102
	Illinois Finance Authority Lease Revenue	4.000%	1/1/25	65	70
[2]	Illinois Finance Authority Private Schools Revenue (Fenwick High School Project) VRDO	0.060%	2/3/22	15,635	15,635
	Illinois Finance Authority Water Revenue	5.000%	1/1/23	385	400
	Illinois Finance Authority Water Revenue	5.000%	1/1/24	365	393
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	310	339
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	100	109
	Illinois GO	5.000%	2/1/22	1,645	1,645
	Illinois GO	4.000%	3/1/22	2,725	2,733
	Illinois GO	5.000%	3/1/22	3,300	3,312
	Illinois GO	5.000%	3/1/22	2,625	2,634
	Illinois GO	5.000%	4/1/22	1,650	1,662
	Illinois GO	5.000%	4/1/22	2,790	2,810
	Illinois GO	5.125%	5/1/22	1,750	1,769
	Illinois GO	5.250%	5/1/22	320	324
	Illinois GO	5.000%	7/1/22	4,495	4,575
	Illinois GO	5.000%	8/1/22	3,500	3,574
	Illinois GO	5.000%	10/1/22	17,810	18,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	11/1/22	30,280	31,221
	Illinois GO	4.000%	2/1/23	1,695	1,746
	Illinois GO	5.000%	2/1/23	390	406
	Illinois GO	4.000%	3/1/23	6,000	6,195
	Illinois GO	5.000%	3/1/23	1,125	1,174
	Illinois GO	5.000%	4/1/23	145	152
	Illinois GO	5.000%	5/1/23	390	409
	Illinois GO	5.000%	5/1/23	1,000	1,049
	Illinois GO	5.250%	5/1/23	1,500	1,578
	Illinois GO	5.375%	5/1/23	4,100	4,321
	Illinois GO	5.000%	8/1/23	575	608
	Illinois GO	5.000%	10/1/23	100	106
	Illinois GO	5.000%	10/1/23	5,000	5,316
	Illinois GO	5.000%	11/1/23	25,195	26,854
	Illinois GO	5.000%	11/1/23	2,035	2,169
	Illinois GO	5.000%	12/1/23	100	107
	Illinois GO	4.000%	1/1/24	490	491
	Illinois GO	4.000%	2/1/24	50	53
	Illinois GO	5.000%	2/1/24	850	913
	Illinois GO	5.000%	3/1/24	4,460	4,801
	Illinois GO	5.000%	4/1/24	375	405
	Illinois GO	4.000%	5/1/24	175	186
	Illinois GO	5.000%	5/1/24	1,095	1,185
	Illinois GO	5.500%	5/1/24	2,875	3,142
	Illinois GO	5.000%	6/1/24	2,500	2,712
	Illinois GO	0.000%	8/1/24	200	192
	Illinois GO	5.000%	8/1/24	10,975	11,198
	Illinois GO	5.000%	10/1/24	815	892
	Illinois GO	5.000%	11/1/24	7,300	8,010
	Illinois GO	4.000%	1/1/25	630	632
	Illinois GO	5.000%	1/1/25	75	83
	Illinois GO	5.000%	2/1/25	3,750	4,139
	Illinois GO	5.000%	2/1/25	625	671
	Illinois GO	5.000%	3/1/25	3,050	3,373
	Illinois GO	5.000%	5/1/25	2,500	2,776
	Illinois GO	5.500%	5/1/25	3,000	3,378
	Illinois GO	5.500%	7/1/25	300	319
	Illinois GO	4.000%	8/1/25	720	730
	Illinois GO	5.000%	8/1/25	5,275	5,380
	Illinois GO	5.000%	10/1/25	4,005	4,486
	Illinois GO	5.000%	11/1/25	7,500	8,413
	Illinois GO	5.000%	1/1/26	3,460	3,891
	Illinois GO	5.000%	11/1/27	4,020	4,651
[1,2]	Illinois GO TOB VRDO	0.110%	2/7/22	1,275	1,275
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	1.800%	2/1/23	745	751
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	860	868
[11]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	478
[11]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/23	2,875	2,875
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	445	463
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	250	269
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,525	2,567
	Illinois Sales Tax Revenue	5.000%	6/15/22	50	51
	Illinois Sales Tax Revenue	5.000%	6/15/22	5,000	5,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	81
	Illinois Sales Tax Revenue	5.000%	6/15/23	6,485	6,828
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,160	1,221
	Illinois Sales Tax Revenue	5.000%	6/15/23	520	548
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,264
[8]	Illinois Sales Tax Revenue	6.000%	6/15/23	1,865	1,990
	Illinois Sales Tax Revenue	5.000%	6/15/24	690	726
[8]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	283
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,758
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,280
	Illinois Sales Tax Revenue	5.000%	6/15/26	750	786
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,422
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	6,530	6,530
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	2,500	2,500
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	4,983	4,984
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	475	492
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	165	171
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	2,295	2,385
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	200	208
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	630	677
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,360	7,045
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,210	1,378
[1,2]	Illinois State Toll Highway Authority Highway Revenue TOB VRDO	0.090%	2/3/22	4,500	4,500
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/22	195	201
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/23	155	164
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	390	422
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	115	118
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	226
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	154
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	250	266
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/24	185	198
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,763
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	4,081
	Lake County IL GO	4.000%	11/30/22	3,340	3,433
	Lake County IL GO	4.000%	11/30/23	6,670	7,043
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,770	1,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/22	30	30
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/23	85	83
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/24	100	96
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,286
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	1,250	1,296
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue, Prere.	5.750%	6/15/22	4,025	4,142
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	75	76
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/23	365	392
[5]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	620	668
[5]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	400	449
[5]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	287
[5]	Peoria IL GO	4.000%	1/1/23	500	514
[5]	Peoria IL GO	4.000%	1/1/24	925	974
[5]	Peoria IL GO	4.000%	1/1/25	750	804
[5]	Peoria IL GO	4.000%	1/1/26	250	274
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	12,110	12,290
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,890	7,869
[8]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	550	586
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/24	25	27
	Regional Transportation Authority Sales Tax Revenue PUT	0.350%	2/1/22	18,585	18,585
[1,2]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.090%	2/3/22	7,195	7,195
	Romeoville IL GO	5.000%	12/30/24	2,685	2,977
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/24	2,700	2,900
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,270	4,730
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,770	3,154
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/23	85	88
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	2,815	3,097
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.200%	2/3/22	20,315	20,315
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.200%	2/7/22	8,340	8,340
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/22	700	708
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	835
[5]	Southern Illinois University College & University Revenue	4.000%	4/1/23	640	664
[5]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue, Prere.	7.125%	11/1/23	120	133
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	252
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	259
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	245	264
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	285	316
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	60	63
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	280	301
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	45	50
[1,2]	Springfield IL Water Revenue TOB VRDO	0.220%	2/7/22	8,225	8,225
	University of Illinois College & University Revenue	5.000%	4/1/26	1,000	1,047
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	861
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	944
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	1,021
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,105
[5]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	518
[5]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	808
	Wheeling IL GO	4.000%	12/1/22	1,245	1,280
	Wheeling IL GO	4.000%	12/1/23	750	791
	Wheeling IL GO	4.000%	12/1/24	825	890
	Wheeling IL GO	4.000%	12/1/25	935	1,028
[5,7]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/23	450	466
[5,7]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	209
[5,7]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	452
[5,7]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	311
[12]	Will County Community Unit School District No. 201-U Crete-Monee Miscellaneous Revenue, 5.000% coupon rate effective 3/15/22	0.600%	1/1/41	8,250	8,248
	Will County IL GO	3.000%	11/15/23	1,430	1,483
	Will County IL GO	4.000%	11/15/24	500	538
	Will County IL GO	4.000%	11/15/25	335	368
[5,7]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,240	1,383
					1,063,430
Indiana (1.1%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	220	229
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	285	306
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	340	377
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	620	706

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	635	741
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	345	411
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	600	730
Ball State University College & University Revenue	5.000%	7/1/22	350	357
Ball State University College & University Revenue	5.000%	7/1/23	380	403
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	425	442
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,615	1,712
Franklin IN Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,100	1,115
Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,002
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/22	1,000	1,020
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	1,000	1,040
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	107
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	96
Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,809
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,340	2,366
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,300	1,315
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,470	2,552
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,380	1,426
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,360	1,405
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,300	2,385
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	320	334
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	185	198
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,900	4,186
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	50	54
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	381
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	95	105
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	250	279
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	413
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	439
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,530	7,322
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/2/22	40,200	40,200
[1,2]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	2/3/22	32,000	32,000
	Indiana Finance Authority Lease Revenue	5.000%	2/1/22	3,960	3,960
	Indiana Finance Authority Lease Revenue	5.000%	2/1/23	50	52
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	1,245	1,338
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,485
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.170%	3/1/22	17,000	17,000
	Indiana Finance Authority Resource Recovery Revenue (Stadium Project) VRDO	0.070%	2/3/22	9,815	9,815
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	4,800	5,126
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	801
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	5,000	5,518
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	551
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,075	1,221
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	850
	Indiana Finance Authority Water Revenue	4.000%	2/1/23	7,000	7,231
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	60	63
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	10,000	10,798
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	6,775	7,532
	Indiana Finance Authority Water Revenue	5.000%	2/1/26	3,250	3,720
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,000	1,023
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,026
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,610	1,693
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,517
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	20	22
[8]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,200	1,299
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/22	850	863
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,610	1,698
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	520	559
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,222
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	672
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,925	2,154
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	941
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	2,068
[1,2,4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.120%	2/3/22	9,700	9,700
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/22	2,895	2,928
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	50	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	150	156
[5]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/24	940	975
[5]	Mishawaka IN Waterworks Water Revenue	3.000%	7/1/24	960	1,003
[5]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	515
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	220	230
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	875
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	909
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	946
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	885	979
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	905	1,015
[5]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	682
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/22	1,000	1,016
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	900	928
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	855	893
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/22	1,460	1,483
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	1/10/23	950	979
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/23	1,130	1,180
	Purdue University College & University Revenue	5.000%	7/1/22	1,050	1,070
	Purdue University College & University Revenue	5.000%	7/1/22	505	515
	Purdue University College & University Revenue	5.000%	7/1/23	420	445
	Purdue University College & University Revenue	5.000%	7/1/24	715	783
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	280	307
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,525	2,536
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,750	2,762
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,380	1,493
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,160	1,280
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	545	561
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	458
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	589
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	558
					246,685
Iowa (0.2%)
	Cedar Rapids IA GO	5.000%	6/1/24	1,625	1,774
	Cedar Rapids IA GO	5.000%	6/1/25	1,715	1,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Des Moines IA GO	5.000%	6/1/22	5,000	5,076
	Des Moines IA GO	5.000%	6/1/23	1,570	1,658
	Iowa City Community School District GO	5.000%	6/1/22	2,760	2,802
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,200	1,202
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/23	325	326
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,690	1,823
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	119
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/2/22	10,130	10,130
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	200	213
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	229
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	358
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	280
	Iowa Parimutuel Betting Revenue	5.000%	6/1/23	170	179
[1,2]	Iowa State Finance Authority Revenue Revolving Green Bond Fund Water Revenue TOB VRDO	0.090%	2/3/22	7,500	7,500
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.375%	6/1/30	710	709
					36,309
Kansas (0.3%)
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	9/1/24	190	209
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/23	2,650	2,788
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,175	1,266
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,000	2,201
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	150	160
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	105	110
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/22	6,730	6,806
[1,2]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	8,000	8,000
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	45	47
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/25	440	462
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/26	600	628
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	545
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	600	634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	136
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	347
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	261
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	267
	Manhattan KS GO	0.200%	6/15/24	25,720	24,842
	Manhattan KS GO	0.400%	6/15/25	12,865	12,338
	Olathe KS GO	4.250%	10/1/24	1,360	1,474
	Reno County Unified School District No. 313 Buhler GO, Prere.	4.000%	9/1/22	150	153
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/23	75	79
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	70	75
[1,2]	University of Kansas Hospital Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	2/3/22	14,205	14,205
					78,033
Kentucky (1.1%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	250
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	310	322
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	322
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	342
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	165	176
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/23	1,275	1,363
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	2,395	2,556
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	570	608
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,326
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,329
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,213
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,698
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	105	115
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	2.000%	3/1/23	160	162
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	510
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	5.000%	9/1/23	545	579
[5]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/22	1,685	1,727
[5]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	1,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	1,025
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	835	886
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/2/22	11,250	11,250
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	100	104
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	1/1/23	3,275	3,414
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,462
	Kentucky Infrastructure Authority Water Revenue	5.000%	2/1/26	1,350	1,501
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	510	557
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/22	1,175	1,203
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,314
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	400	404
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	300	303
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/22	6,415	6,497
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	1,000	1,026
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/23	1,640	1,683
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	1,280	1,330
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	725	751
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	6,375	6,618
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,743
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,583
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	634
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/24	120	127
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,606
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,305
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	608
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	30,245	31,861
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	13,495	14,351
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	24,220	26,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	785	845
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	16,830	18,332
[1,2]	Kentucky State Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	6,310	6,310
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	320	327
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,960	2,077
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	470	498
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	100	107
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	750
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/23	850	891
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	965
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,845
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,529
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/23	280	296
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,820	3,074
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	1,210	1,319
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/23	90	95
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	175	197
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	30,995	33,125
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	1,125	1,297
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/22	1,010	1,035
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,126
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,222
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	1,240	1,275
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	965	992

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	1,060
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,150
	University of Kentucky College & University Revenue	3.000%	4/1/24	1,980	2,059
	University of Kentucky College & University Revenue	3.000%	4/1/25	2,040	2,144
	University of Kentucky College & University Revenue	3.000%	4/1/26	2,105	2,232
	University of Kentucky College & University Revenue	3.125%	4/1/27	2,165	2,328
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	255	257
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	255	267
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	368
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	305	340
					243,402
Louisiana (0.9%)
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	60	63
	Alexandria LA Utilities Electric Power & Light Revenue, Prere.	5.000%	5/1/23	80	84
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.110%	2/1/22	3,200	3,200
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/22	250	250
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	120	125
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	145	156
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	215	239
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	57
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	500	557
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	185	206
[1,2]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	2/3/22	18,950	18,950
[5]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/22	300	307
[5]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	438
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	4,250	4,251
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	20,225	20,233
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	6,500	6,503
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/22	1,700	1,715
	Louisiana GO	5.000%	2/1/23	65	68
	Louisiana GO, Prere.	4.000%	5/15/23	50	52
	Louisiana GO, Prere.	4.000%	5/15/23	50	52
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	4,130	4,239
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,270	3,484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,811
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	150	164
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	493
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	846
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	666
	Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	325	358
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	300	309
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	731
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Abatement) Revenue, Prere.	4.000%	2/1/23	240	248
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	200	209
[5]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	2,145	2,208
[5]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,275	2,342
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,750	11,628
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	50	54
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,022
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,644
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,889
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,525	2,538
	Louisiana Public Facilities Authority Appropriations Revenue	5.000%	6/1/24	20	22
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/25	500	557
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	285	290
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,685	3,779
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,965	2,015
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,000	3,076
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,460
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,402
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,342
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,710
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/23	2,835	2,984
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	3,045	3,389
[1,2,4]	Louisiana Public Facilities Authority Hospital Health, Hospital, Nursing Home Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.160%	2/3/22	3,525	3,525
[4]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	1,000	1,122
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,150	1,187
[4]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	230	234
[1,2]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	2/3/22	10,300	10,300
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	105	114
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	160	177
[5]	Shreveport LA GO	3.000%	8/1/22	1,750	1,771
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/22	550	569
[4]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	589
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	531
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	9,245	9,430
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,500	2,580
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	15,505	15,664
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	10,425	10,628
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	945	1,101
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	1,760	1,854
					191,198
Maine (0.1%)
	Maine GO	4.000%	6/1/22	3,785	3,831
	Maine GO	5.000%	6/1/23	3,000	3,170
	Maine GO	5.000%	6/1/24	150	164
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	155	157
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	175	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	292
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	230
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	6,075	6,075
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/22	195	198
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	225	238
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	374
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	107
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/22	1,150	1,181
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	500	533
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	650	715
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	940	1,065
[1,2]	Maine State Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.090%	2/3/22	840	840
[7]	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	2,750	3,071
[7]	Maine Turnpike Authority Highway Revenue	5.000%	7/1/26	1,435	1,644
[7]	Maine Turnpike Authority Highway Revenue	5.000%	7/1/27	1,500	1,758
	Portland ME GO	4.000%	4/1/23	1,100	1,142
	Portland ME GO	4.000%	10/1/23	600	631
	Portland ME GO	4.000%	4/1/24	700	745
	Portland ME GO	4.000%	10/1/24	500	538
	Portland ME GO	4.000%	4/1/25	2,045	2,227
	Portland ME GO	4.000%	10/1/25	600	661
	Regional School Unit No. 1 Lower Kennebec Region School Unit GO	5.000%	11/1/22	800	826
	Westbrook ME GO	5.000%	4/1/24	450	488
					33,086
Maryland (1.6%)
	Anne Arundel County MD GO	5.000%	10/1/22	4,930	5,078
	Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,184
	Anne Arundel County MD GO	5.000%	4/1/24	65	71
	Anne Arundel County MD GO	5.000%	4/1/24	11,685	12,684
	Anne Arundel County MD GO	5.000%	4/1/24	3,155	3,425
	Anne Arundel County MD GO	5.000%	10/1/24	1,700	1,876
	Baltimore County MD GO	5.000%	2/1/22	1,370	1,370
	Baltimore County MD GO	5.000%	3/1/24	500	541
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,165
	Baltimore County MD GO	5.000%	3/1/25	900	1,006
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,235
	Baltimore County MD GO	5.000%	3/1/25	115	128
	Baltimore County MD GO	5.000%	3/1/26	1,000	1,151
	Baltimore MD Sewer Revenue (Wastewater Project), Prere.	5.000%	1/1/24	250	269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.700%	6/1/23	100	101
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	127
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	500	538
	Baltimore MD Water Revenue, Prere.	5.000%	1/1/24	150	161
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	343
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/23	865	889
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	1,500	1,572
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/22	4,130	4,231
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/23	130	136
	Howard County MD GO	5.000%	2/15/22	11,360	11,380
	Howard County MD GO	5.000%	8/15/22	1,255	1,286
[2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	10,675	10,675
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/22	1,000	1,033
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/23	100	104
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	120	125
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/23	190	200
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,195	1,278
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,160	1,205
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,340	9,837
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/24	190	204
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	50	55
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5,000	5,514
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,250	1,380
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,200	1,284
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	75	79
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,575
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,220	1,386
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	985	1,083
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/26	865	967
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,155	1,346
[7]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,015	1,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Economic Development Corp. Electric Power & Light Revenue	1.700%	9/1/22	15,000	15,087
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.050%	2/2/22	18,860	18,860
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,771
	Maryland GO	4.000%	8/1/22	2,630	2,677
	Maryland GO	4.000%	8/15/22	200	204
	Maryland GO	5.000%	3/1/23	100	105
	Maryland GO	5.000%	3/15/23	125	131
	Maryland GO	5.000%	6/1/23	100	106
	Maryland GO	5.000%	8/1/23	1,135	1,207
	Maryland GO	5.000%	8/1/23	375	399
	Maryland GO	5.000%	8/1/23	4,270	4,539
	Maryland GO	5.000%	6/1/24	30	33
	Maryland GO	5.000%	8/1/24	105	115
	Maryland GO	5.000%	8/1/24	300	329
	Maryland GO	5.000%	8/1/24	3,645	4,002
	Maryland GO	5.000%	8/1/24	50	55
	Maryland GO	5.000%	3/1/25	3,000	3,353
	Maryland GO	4.000%	6/1/25	60	64
	Maryland GO	5.000%	8/1/25	475	538
	Maryland GO	5.000%	8/1/25	16,710	18,912
	Maryland GO	5.000%	3/1/26	12,500	14,384
	Maryland GO	4.000%	6/1/27	5,175	5,520
	Maryland GO, Prere.	4.000%	3/1/23	325	337
	Maryland GO, Prere.	5.000%	3/1/23	150	157
	Maryland GO, Prere.	5.000%	3/1/23	200	209
[2]	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.060%	2/2/22	8,050	8,050
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	353
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	190	197
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	325	342
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	125	134
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	390	422
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	151
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	332
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	490	546
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,450
[1,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	0.600%	12/8/27	19,450	19,450
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/3/22	30,935	30,935
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	10,000	10,000
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	100	105
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	235	248
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/24	2,500	2,744
[1,2]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	0.160%	2/7/22	10,375	10,375
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	5,000	5,779
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,370	6,492
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	6,985
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	1,500	1,589
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	660	722
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,210	1,365
[11]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,219
[6]	Montgomery County MD	0.010%	3/1/22	11,000	11,000
	Montgomery County MD GO	5.000%	11/1/22	1,375	1,421
	Montgomery County MD GO	5.000%	12/1/24	70	75
	Montgomery County MD GO, Prere.	5.000%	11/1/24	100	111
	Prince George's County MD GO	5.000%	3/1/22	2,230	2,239
	Prince George's County MD GO	5.000%	7/1/22	4,745	4,836
	Prince George's County MD GO	5.000%	7/15/22	6,165	6,294
	Prince George's County MD GO	5.000%	8/1/22	1,025	1,048
	Prince George's County MD GO	5.000%	7/15/23	2,025	2,149
	Prince George's County MD GO	5.000%	8/1/23	350	372
	Prince George's County MD GO	5.000%	7/1/24	5,105	5,587
	Prince George's County MD GO	5.000%	7/15/24	35	38
	Prince George's County MD GO	4.000%	9/1/24	45	48
	Prince George's County MD GO	5.000%	9/15/25	275	312
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	787
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	300	306
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/22	2,975	3,011
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	5,000	5,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	1,455	1,477
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	3,875	3,935
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	8,535	9,016
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	2,275	2,403
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	100	106
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/24	50	55
					362,333
Massachusetts (1.6%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/22	450	453
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/22	435	447
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	305	320
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	213
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	290	314
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	300	330
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	175	195
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	165	186
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	330	377
	Cambridge MA GO	5.000%	2/15/23	4,100	4,284
	Cambridge MA GO	5.000%	2/15/24	4,055	4,386
	Cambridge MA GO	5.000%	2/15/25	4,090	4,571
	Cambridge MA GO	5.000%	2/15/26	3,040	3,498
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	2,535	2,673
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	185	196
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	830	843
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	670	731
	Commonwealth of Massachusetts GO	5.000%	7/1/22	8,070	8,224
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,800	4,892
	Commonwealth of Massachusetts GO	5.000%	11/1/22	7,340	7,585
	Commonwealth of Massachusetts GO	5.000%	3/1/23	275	288
	Commonwealth of Massachusetts GO	5.000%	5/1/23	8,095	8,526
	Commonwealth of Massachusetts GO	5.000%	5/1/23	300	316
	Commonwealth of Massachusetts GO	5.000%	7/1/23	120	127
	Commonwealth of Massachusetts GO	5.000%	7/1/23	550	583
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	106
	Commonwealth of Massachusetts GO	5.000%	7/1/23	150	153
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	106
	Commonwealth of Massachusetts GO	5.000%	7/1/23	170	180
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/23	305	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	10/1/23	345	369
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,655	1,773
	Commonwealth of Massachusetts GO	3.000%	12/1/23	24,785	25,730
	Commonwealth of Massachusetts GO	5.000%	5/1/24	100	105
	Commonwealth of Massachusetts GO	5.000%	7/1/24	60	66
	Commonwealth of Massachusetts GO	5.000%	7/1/24	470	514
	Commonwealth of Massachusetts GO	5.000%	7/1/24	55	60
	Commonwealth of Massachusetts GO	5.000%	8/1/24	915	1,003
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/24	155	171
	Commonwealth of Massachusetts GO	5.000%	1/1/25	45	50
	Commonwealth of Massachusetts GO	5.000%	4/1/25	5,155	5,770
	Commonwealth of Massachusetts GO	4.000%	5/1/25	115	119
	Commonwealth of Massachusetts GO	5.000%	7/1/25	770	868
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	24,695	24,827
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	100	106
[1,2]	Commonwealth of Massachusetts GO TOB VRDO	0.120%	2/3/22	4,095	4,095
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	7,135	7,372
	Danvers MA GO	5.000%	7/1/23	1,065	1,128
	Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/23	995	1,012
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/23	125	132
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,575	2,817
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,750	1,915
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/24	75	83
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,720	3,064
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,312
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	500	578
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	550	599
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	75	80
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	110	121
	Massachusetts Clean Water Trust Water Revenue	4.000%	2/1/25	1,940	2,107
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/25	3,810	4,250
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,410	1,567
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/22	70	71
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	1,315	1,339
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	550	560
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/23	180	189
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/23	130	138
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	295	323
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	270	298
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	237
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	253
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,701
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	9,145
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,150	1,226
[1,2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.090%	2/3/22	6,665	6,665
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,290	1,292
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,990	2,028
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,740	2,791
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	765	779
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	545
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	180	185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	700	721
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	110	116
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	510	539
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	807
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	1,010
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	239
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	587
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	545	558
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	696
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	631
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,650	2,893
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	265	290
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	549
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	327
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	734
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	65	72

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.600%	0.660%	1/29/26	1,000	1,000
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	4,155	4,155
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,640	1,805
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,875	2,063
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,875	2,875
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	145	154
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	115	123
[1,2]	Massachusetts GO TOB VRDO	0.060%	2/3/22	4,300	4,300
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	7/1/22	125	128
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	150	159
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,709
[4]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.100%	7/1/40	20,415	20,415
[4]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.200%	7/1/40	17,095	17,095
[4]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.100%	7/1/42	75	75
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/2/22	12,900	12,900
[11]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	6/1/23	1,220	1,211
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/23	520	549
[11]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	2,795	2,783
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/23	525	564
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	265	289
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	305
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	309
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	319
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	173
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	175
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	827
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	545	557
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	125	137
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,740	8,052
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,764
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	240	258
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	45	50
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	36,010	37,390
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	25	28
	Plymouth MA GO	5.000%	5/1/24	830	904
	Plymouth MA GO	5.000%	5/1/25	2,350	2,638
	Sharon MA GO	5.000%	2/15/23	615	643
	Sharon MA GO	5.000%	2/15/24	875	945
	Sharon MA GO	5.000%	2/15/25	850	948
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	6,165	6,602
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	5,210	5,764
	Worcester MA GO	5.000%	2/15/23	1,970	2,059
[7]	Worcester MA GO	5.000%	2/1/24	4,570	4,935
	Worcester MA GO	5.000%	2/15/24	2,750	2,973
[7]	Worcester MA GO	5.000%	2/1/25	4,745	5,281
					355,208
Michigan (1.7%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,396
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,370
[13]	Brighton MI Area School District GO	5.000%	5/1/24	165	179
[13]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,681
[13]	Brighton MI Area School District GO	5.000%	5/1/26	435	501
[13]	Detroit City School District GO	5.000%	5/1/22	2,000	2,023
[13]	Detroit City School District GO	5.000%	5/1/23	2,115	2,137
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	475
[1,2,4,13]	Detroit MI City School District GO TOB VRDO	0.180%	2/3/22	10,245	10,245
[1,2,4,13]	Detroit MI City School District GO TOB VRDO	0.190%	2/3/22	3,800	3,800
[1,2,4,13]	Detroit MI City School District GO TOB VRDO	0.220%	2/7/22	17,845	17,845
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/22	500	504
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/23	1,060	1,108
[1,2,5]	Eastern Michigan University College & University Revenue VRDO	0.100%	2/3/22	31,090	31,090
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	884
	Forest Hills MI Public Schools GO	4.000%	5/1/24	915	976
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	627
[13]	Grand Blanc Community Schools GO	5.000%	11/1/22	1,560	1,612
[13]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	2,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,725
[13]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	886
[2]	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	20,425	20,425
[1,2,4]	Great Lakes Water Authority Sewer Disposal System Water Revenue TOB VRDO	0.200%	2/3/22	12,470	12,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	7,970	8,119
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	380	415
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	441
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	276
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	533
[13]	Holt Public Schools GO	5.000%	5/1/22	525	531
[13]	Holt Public Schools GO	5.000%	5/1/23	455	479
[13]	Holt Public Schools GO	5.000%	5/1/24	525	567
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	1,040	1,055
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,599
	Kalamazoo County MI GO	3.000%	5/1/24	850	887
	Kalamazoo County MI GO	3.000%	5/1/25	875	926
	Kalamazoo County MI GO	3.000%	5/1/26	900	962
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	375
[2,13]	L'Anse Creuse Public Schools GO VRDO	0.060%	2/3/22	29,010	29,010
	Michigan (Environmental Program) GO	5.000%	5/1/22	1,665	1,684
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	630	659
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	1,490	1,612
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	275	307
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/22	175	180
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	213
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	110	119
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	250
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,790	1,855
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	1,165	1,212
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	150	159
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	60	64
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	330	354
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	45	49
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,775	1,961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	115	127
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	170	188
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	111
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	705	802
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	700	764
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.120%	3/1/22	15,375	15,374
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	4,125	4,214
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	250	277
[6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.910%	12/1/24	10,000	10,124
[6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.960%	12/1/25	3,500	3,567
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	2/3/22	13,815	13,815
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.180%	2/3/22	6,060	6,060
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,295	1,330
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	1,500	1,511
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	100	103
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	1,885	1,976
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	125	134
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	310	342
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	165	187
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	355	359
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	575	627
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	393
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	100	106
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	865	925
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,350	1,465
	Michigan State Building Authority Appropriations Revenue (Multi-Modal Facilities Program) VRDO	0.100%	2/1/22	3,500	3,500
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/23	185	195
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/24	190	203
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	100	105
[1,2]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	0.120%	2/3/22	3,350	3,350
[1,2]	Michigan State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	2,000	2,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	4,110	4,186
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	12,255	12,774
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,986
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,280	1,285
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	1,610	1,580
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	40	39
	Michigan State University College & University Revenue	5.000%	2/15/22	1,520	1,523
	Michigan State University College & University Revenue	5.000%	2/15/23	545	569
	Michigan State University College & University Revenue	5.000%	8/15/23	750	798
	Michigan State University College & University Revenue	5.000%	8/15/24	2,730	2,995
	Michigan State University College & University Revenue	5.000%	8/15/25	4,835	5,455
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/23	2,000	2,007
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,790	1,853
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,553
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	800	857
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/24	80	89
[13]	Milan Area Schools GO	5.000%	5/1/22	500	506
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,435	2,503
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,842
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,868
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	240	255
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	212
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	435	473
[13]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/22	1,000	1,011
[4]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/3/22	5,470	5,470
[4]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/3/22	9,510	9,510
	University of Michigan College & University Revenue	5.000%	4/1/23	440	462
	University of Michigan College & University Revenue CP	0.010%	2/3/22	17,700	17,700
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	16,265	17,111
[6]	University of Michigan College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.370%	4/1/22	12,920	12,922

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washtenaw County Intermediate School District GO	5.000%	5/1/22	3,890	3,935
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,590
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	585	606
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	1,000	1,037
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,425	1,528
[1,2]	Wayne State University Michigan College & University Revenue TOB VRDO	0.220%	2/7/22	5,685	5,685
[13]	Wayne-Westland Community Schools GO	4.000%	5/1/22	160	161
[13]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	407
[4]	Western Michigan University College & University Revenue	5.000%	11/15/23	160	171
[4]	Western Michigan University College & University Revenue	5.000%	11/15/23	140	150
[4]	Western Michigan University College & University Revenue	5.000%	11/15/24	175	193
[4]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	221
[4]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	227
					385,353
Minnesota (0.8%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	529
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	412
	Duluth Independent School District No. 709 COP	5.000%	2/1/22	325	325
	Duluth Independent School District No. 709 COP	5.000%	2/1/23	1,125	1,167
	Hennepin County MN GO	5.000%	12/1/24	1,825	2,025
	Hennepin County MN GO	5.000%	12/15/24	5,250	5,833
	Hennepin County MN GO	5.000%	12/15/25	4,450	5,094
	Hennepin County MN GO VRDO	0.060%	2/3/22	37,125	37,125
	Metropolitan Council GO	5.000%	3/1/22	2,935	2,946
	Metropolitan Council GO	5.000%	3/1/22	1,555	1,561
	Metropolitan Council GO	3.000%	3/1/23	2,900	2,906
	Metropolitan Council GO	5.000%	3/1/24	2,225	2,407
	Metropolitan Council GO	5.000%	3/1/25	100	112
	Minneapolis MN GO	4.000%	12/1/22	1,320	1,360
	Minneapolis MN GO	3.000%	12/1/23	3,135	3,257
[2]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/2/22	15,540	15,540
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	965	1,034
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,161
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/23	400	412
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	1,000	1,040
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,489
	Minnesota Appropriations Revenue	5.000%	3/1/24	270	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Appropriations Revenue	5.000%	3/1/25	85	85
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,256
	Minnesota GO	5.000%	10/1/22	19,625	20,212
	Minnesota GO	5.000%	8/1/23	1,955	2,077
	Minnesota GO	5.000%	8/1/23	3,025	3,214
	Minnesota GO	5.000%	8/1/23	1,900	2,019
	Minnesota GO	5.000%	8/1/23	60	64
	Minnesota GO	5.000%	8/1/23	100	106
	Minnesota GO	5.000%	8/1/24	250	275
	Minnesota GO	5.000%	8/1/24	125	133
	Minnesota GO	5.000%	8/1/24	65	71
	Minnesota GO	5.000%	10/1/24	1,290	1,424
	Minnesota GO	4.000%	8/1/27	5,950	6,216
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/22	200	203
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	262
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	780
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,067
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,549
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	17,635	17,635
	Minnesota Public Facilities Authority Water Revenue	4.000%	3/1/22	1,000	1,003
	Minnesota Public Facilities Authority Water Revenue	3.000%	3/1/24	50	52
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,215	2,344
[7]	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/24	1,110	1,174
[7]	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/25	1,155	1,248
[7]	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/26	1,205	1,326
[2]	Roseville MN Local or Guaranteed Housing Revenue VRDO (Eaglecrest Project)	0.070%	2/3/22	8,895	8,895
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	1,000	1,110
[8]	Southern Minnesota Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	3,000	2,976
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	370	382
	St. Paul MN GO	5.000%	2/1/25	1,765	1,968
	University of Minnesota College & University Revenue	4.000%	8/1/23	805	844
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,640	1,764
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,800	3,011
	Windom Independent School District No. 177 GO	5.000%	2/1/26	1,250	1,430
					176,181
Mississippi (0.7%)
	DeSoto County MS GO	5.000%	11/1/22	1,040	1,074
	DeSoto County MS GO	5.000%	11/1/23	650	696
	DeSoto County MS GO	5.000%	11/1/24	680	752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harrison County School District GO	4.000%	6/1/22	1,150	1,163
	Harrison County School District GO	4.000%	6/1/23	1,200	1,250
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	2/2/22	16,800	16,800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	2/2/22	18,300	18,300
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	2/2/22	29,610	29,610
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.060%	2/7/22	28,600	28,600
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,571
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	200	204
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	210	220
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	220	237
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	363
[1]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	477
	Mississippi Development Bank Intergovernmental Agreement Revenue	2.000%	9/1/24	2,500	2,513
[4]	Mississippi Development Bank Lease Revenue	5.000%	3/1/24	1,665	1,795
	Mississippi GO	4.000%	11/1/22	10,475	10,748
	Mississippi GO	5.000%	10/1/24	70	77
	Mississippi GO	5.000%	10/1/25	175	199
	Mississippi GO	5.000%	11/1/31	2,500	2,844
	Mississippi GO, Prere.	5.000%	11/1/22	18,500	19,114
	Mississippi GO, Prere.	5.000%	11/1/22	5,575	5,760
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,275	1,361
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/23	500	519
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,338
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,590	7,799
					161,384
Missouri (1.1%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	613
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,570	1,594
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	590	596
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	440	462
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	646
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	470
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,302
	Franklin County MO COP	3.000%	4/1/22	490	492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County MO COP	3.000%	11/1/22	210	214
	Franklin County MO COP	3.000%	4/1/23	920	942
	Franklin County MO COP	3.000%	11/1/23	425	439
	Franklin County MO COP	3.000%	4/1/24	475	492
	Franklin County MO COP	3.000%	11/1/24	440	460
	Hazelwood School District GO	4.000%	3/1/22	550	552
	Hazelwood School District GO	4.000%	3/1/23	1,325	1,372
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	160	178
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	40	45
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	225	256
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	37,450	37,450
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	9,325	9,325
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/22	1,705	1,763
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,010	1,099
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/23	1,750	1,812
	Jackson County Reorganized School District No. 7 GO	5.000%	3/1/24	8,075	8,730
	Kansas City MO GO	5.000%	2/1/23	100	100
	Kansas City MO GO	3.000%	2/1/24	4,085	4,242
[2]	Kansas City MO Hotel Occupancy Tax Revenue VRDO	0.060%	2/2/22	64,465	64,465
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,082
	Kansas MO Appropriations Revenue	5.000%	4/1/22	575	579
	Kansas MO Appropriations Revenue	5.000%	4/1/24	460	498
	Kansas MO Appropriations Revenue	5.000%	4/1/26	510	583
	Ladue School District GO	4.000%	3/1/24	475	505
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,347
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	55	62
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,895	2,130
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	110	116
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	213
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	552
[1,2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.100%	2/3/22	4,150	4,150
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	130	131
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,385	2,421

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	650	672
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	525	562
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,150	1,236
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	90	98
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	135	143
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	575	635
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	600	652
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	325	362
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	525	596
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	553
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	8,050	8,329
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	20,000	22,184
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	5,800	5,800
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/22	19,100	19,100
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	21,744
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/24	40	44
Missouri Highway & Transportation Commission Government Fund/Grant Revenue	5.000%	5/1/25	195	219
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,700	2,731
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	110	116
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	1,180	1,285
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	3,430	3,727
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	835	897
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	4,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	220	233
	Springfield School District No. R-12 GO	3.000%	3/1/22	880	882
	St. Charles School District GO	4.000%	3/1/25	1,045	1,134
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	295	301
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/23	400	423
					253,450
Montana (0.1%)
	Montana Board of Investments Miscellaneous Revenue PUT	0.150%	3/1/22	10,000	9,998
	Montana Board of Investments Miscellaneous Revenue PUT	0.150%	3/1/22	1,200	1,200
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/22	570	581
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	800	832
[1,2]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	2,825	2,825
	Montana State Board of Regents College & University Revenue	5.000%	11/15/25	300	342
	Montana State Board of Regents College & University Revenue	5.000%	11/15/26	265	310
					16,088
Multiple States (1.9%)
[1,6,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.270%	2/7/22	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.260%	2/1/22	31,400	31,400
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.260%	2/1/22	35,000	35,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.110%	2/3/22	71,000	71,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.120%	2/3/22	68,000	68,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.260%	2/1/22	51,800	51,800
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.110%	2/3/22	35,000	35,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.110%	2/3/22	49,100	49,100
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	2/3/22	25,500	25,500
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.150%	2/3/22	50,000	50,000
					422,400
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	2,690	2,862
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	615
[2]	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	990
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	35,860	38,984
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,030	1,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	985	1,076
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,143
[1,2]	Doughlas County Educational Facilities College & University Revenue TOB VRDO	0.110%	2/3/22	2,620	2,620
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	118
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	198
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,237
[1,6]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.560%	8/1/23	2,000	2,000
[2]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue VRDO	0.110%	2/1/22	1,345	1,345
[1,2]	Douglas County Hospital Authority No. 3 Health Facilities Revenue TOB VRDO	0.120%	2/3/22	7,495	7,495
[2]	Hospital Authority No 1 of Lancaster County Health, Hospital, Nursing Home Revenue VRDO	0.100%	2/1/22	16,645	16,645
[2]	Lancaster County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue VRDO	0.080%	2/1/22	23,015	23,015
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,200	1,248
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,515	1,629
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,635	1,758
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	388
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/26	550	627
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,145	1,142
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	6,900	6,900
	Omaha School District GO	5.000%	12/15/23	10,425	11,216
	Omaha School District GO	5.000%	12/15/24	11,090	12,309
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	864
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,083
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,500	2,594
[1,2]	University of Nebraska Facilities Corp. College & University Revenue TOB VRDO	0.120%	2/3/22	6,400	6,400
					149,591
Nevada (1.2%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,540	7,681
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,880	5,157
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	9,125	9,659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	245
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.060%	2/2/22	23,670	23,670
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.060%	2/2/22	28,765	28,765
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,575	2,597
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/23	400	423
	Clark County NV GO	5.000%	6/1/24	50	55
	Clark County NV GO	5.000%	11/1/24	105	116
	Clark County NV GO	5.000%	12/1/25	205	234
	Clark County NV GO, Prere.	4.000%	11/1/24	1,895	2,042
[2]	Clark County NV Natural Gas Revenue VRDO	0.070%	2/2/22	36,745	36,745
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,175	1,197
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/23	2,500	2,642
[4]	Clark County School District GO	3.000%	6/15/22	475	480
	Clark County School District GO	5.000%	6/15/22	7,465	7,592
[4]	Clark County School District GO	5.000%	6/15/22	3,555	3,616
[4]	Clark County School District GO	5.000%	6/15/22	7,040	7,160
	Clark County School District GO	5.000%	6/15/22	5,500	5,594
	Clark County School District GO	5.000%	6/15/22	1,260	1,282
[4]	Clark County School District GO	3.000%	6/15/23	370	381
[4]	Clark County School District GO	5.000%	6/15/23	3,730	3,946
[4]	Clark County School District GO	5.000%	6/15/23	3,695	3,909
[4]	Clark County School District GO	3.000%	6/15/24	350	366
	Clark County School District GO	5.000%	6/15/24	75	82
[4]	Clark County School District GO	5.000%	6/15/24	3,880	4,234
	Clark County School District GO	5.000%	6/15/24	125	136
	Clark County School District GO	5.000%	6/15/24	350	381
[4]	Clark County School District GO	3.000%	6/15/25	415	440
[1,2,5]	Clark County School District GO TOB VRDO	0.100%	2/3/22	3,870	3,870
[1,2]	Clark County School District GO TOB VRDO	0.140%	2/3/22	10,055	10,055
	Humboldt County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,000	10,026
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,278
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	550
[1,2]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.140%	2/3/22	42,935	42,935
	Las Vegas NV GO	4.000%	12/1/22	1,500	1,504
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/22	160	160
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/24	150	151
	Las Vegas NV Special Improvement District No. 816	2.000%	6/1/26	225	222
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	609
	Las Vegas Valley Water District GO	5.000%	2/1/23	1,600	1,670
	Las Vegas Valley Water District GO	5.000%	6/1/23	4,755	5,023
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,225	1,294
	Las Vegas Valley Water District GO	5.000%	6/1/23	120	127
	Las Vegas Valley Water District GO	5.000%	6/1/23	95	100
	Las Vegas Valley Water District GO	5.000%	12/1/23	70	75
	Las Vegas Valley Water District GO	5.000%	2/1/24	545	589
	Las Vegas Valley Water District GO	5.000%	6/1/24	80	87

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Michigan State Hospital Finance Authority Revenue GO TOB VRDO	0.090%	2/3/22	2,500	2,500
	Nevada GO	5.000%	3/1/23	140	147
	Nevada GO	5.000%	4/1/23	65	68
	Nevada GO	5.000%	5/1/23	2,080	2,190
	Nevada GO	5.000%	4/1/24	5,320	5,772
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/23	140	150
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	50	55
[4]	North Las Vegas NV GO	5.000%	6/1/22	2,400	2,436
	Washoe County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,500	10,527
	Washoe County School District GO	5.000%	6/1/22	1,650	1,675
	Washoe County School District GO	5.000%	6/1/23	1,695	1,789
	Washoe County School District GO	5.000%	6/1/25	500	562
					274,023
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,530	5,652
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	225	235
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	290	309
	New Hampshire GO	5.000%	3/1/25	25	28
[1,2]	New Hampshire Health & Education Facilities Authority Revenue TOB VRDO	0.120%	2/3/22	10,520	10,520
[11]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	10/1/24	1,250	1,222
					17,966
New Jersey (4.2%)
[4]	Atlantic City NJ GO	5.000%	3/1/22	500	502
[5]	Atlantic County NJ GO	3.000%	10/1/22	810	823
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,120	4,169
	Bergen County NJ GO	2.000%	11/1/22	2,220	2,244
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,312
	Bergen County NJ GO	2.000%	6/1/24	460	470
	Bergen County NJ GO	2.000%	6/1/25	460	472
	Bergen County NJ Washington Township BAN GO	1.000%	7/29/22	6,250	6,259
	Bridgewater Township NJ BAN GO	1.000%	8/2/22	7,227	7,239
	Burlington County Bridge Commission Lease (Non- Terminable) Revenue	2.000%	11/10/22	10,600	10,708
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/23	750	778
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	675	734
[5]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,677
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/23	500	516
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	815	861
	Camden County NJ BAN GO	2.000%	10/17/22	3,485	3,516
	Carteret Borough NJ BAN GO	1.250%	6/3/22	14,593	14,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cedar Grove Township NJ BAN GO	1.250%	7/12/22	11,000	11,027
	Cranford Township NJ BAN GO	1.000%	6/24/22	4,850	4,856
	Delran Township NJ GO	2.000%	10/15/22	1,242	1,254
	Dover NJ BAN GO	1.250%	5/26/22	5,179	5,187
	Evesham Township NJ BAN GO	1.000%	9/22/22	2,500	2,504
	Freehold Borough NJ BAN GO	1.000%	8/4/22	5,600	5,604
	Freehold Township NJ BAN GO	1.000%	10/27/22	7,075	7,089
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/23	80	78
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	380	391
[5]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,131
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/22	2,130	2,199
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,165	1,143
	Gloucester Township NJ BAN GO	1.000%	8/2/22	3,928	3,932
	Haworth Borough NJ GO	2.000%	8/1/22	450	453
	Hoboken NJ BAN GO	1.000%	3/1/22	13,511	13,515
	Hoboken NJ GO	1.500%	9/15/22	4,545	4,564
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/22	200	205
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/23	1,290	1,355
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	680	746
	Hudson County NJ GO	3.000%	11/15/23	3,250	3,366
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,464
	Hudson County NJ GO	3.000%	11/15/25	1,795	1,913
[1,2]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	0.110%	2/7/22	1,730	1,730
[1,2]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	2,300	2,300
	Jersey City NJ BAN GO	1.500%	6/16/22	17,749	17,816
	Leonia NJ BAN GO	1.000%	8/19/22	3,697	3,702
	Linden NJ BAN GO	1.000%	8/25/22	3,500	3,505
[7]	Lyndhurst Township NJ BAN GO	2.000%	2/3/23	8,781	8,883
	Mendham NJ BAN GO	1.250%	5/5/22	3,500	3,505
	Mercer County NJ Lawrence Township BAN GO	1.000%	6/10/22	4,780	4,785
	Middlesex County NJ Monroe Township GO	4.000%	1/15/23	760	784
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	819
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	844
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	590
	Monmouth County NJ BAN GO	4.000%	11/17/22	4,415	4,535
	Morris County NJ GO	2.000%	2/1/22	1,940	1,940
	Morris County NJ GO	3.000%	2/1/22	2,290	2,290
	Morris County NJ GO	2.000%	2/1/23	1,945	1,970
	Morris County NJ GO	3.000%	2/1/24	3,055	3,178
	Morris County NJ GO	3.000%	2/1/25	1,490	1,573
	Mount Laurel Township NJ BAN GO	1.000%	2/18/22	4,840	4,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	500	548
[5]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	508
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	650	685
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	1,385	1,390
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	70	70
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	5,580	5,668
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,050	3,098
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	6,470	6,572
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	110	112
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	550	559
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,470	4,532
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	9,170	9,568
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	4,080	4,263
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	250	256
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	70	74
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	845	890
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	135	142
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	350	374
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	3,180	3,312
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	775	795
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	350	381
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,766
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	174
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	1,995	2,077
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	175	195
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	265	296
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,045	1,088
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.090%	2/3/22	18,310	18,310
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.100%	2/3/22	9,805	9,805
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.090%	2/7/22	15,650	15,650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	1,270	1,302
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	835	872
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	700	740
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/22	7,775	7,976
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	8,500	9,049
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	8,000	8,804
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	16,500	18,660
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,500	2,902
[2]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	15,600	15,600
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/22	2,000	2,032
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	1,015	1,046
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,630	1,738
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	3,025	3,328
[1,2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue TOB VRDO	0.090%	2/3/22	5,470	5,470
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	300	301
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	210	211
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	130	130
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	125	125
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	1,100	1,116
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	490	497
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/22	265	269
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/1/23	200	210
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	265	279
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,185	1,255
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	200	219
	New Jersey GO	4.000%	6/1/23	22,065	22,934
	New Jersey GO	5.000%	6/1/23	750	789
	New Jersey GO	5.000%	6/1/23	1,775	1,868
	New Jersey GO	5.000%	6/1/23	1,000	1,053
	New Jersey GO	5.000%	6/1/24	29,840	32,383
	New Jersey GO	5.000%	6/1/25	10,020	11,187
	New Jersey GO	5.000%	6/1/26	14,380	16,468
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	3,500	3,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/3/22	8,140	8,140
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,544
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,680	1,711
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	713
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,735
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,880	3,146
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,745	3,002
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	269
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,220	1,325
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,390
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	268
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	10,000	10,874
[1,2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	2/3/22	3,610	3,610
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/3/22	36,255	36,255
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/23	1,480	1,572
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	181
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	3,410	3,531
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,825	2,840
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,660	3,681
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,481
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,436
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,437
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,629
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,075	3,077
[1,2]	New Jersey Rutgers State University College & University Revenue TOB VRDO	0.080%	2/7/22	26,935	26,935
[6]	New Jersey Rutgers State University GO	0.010%	3/9/22	20,000	20,000
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,333
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	5,909
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	420	460
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	783
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	809
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	2,025	2,261
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,734
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	5,000	5,670
[1,2,5]	New Jersey State Transportation Trust Fund Authority Transit Revenue TOB VRDO	0.180%	2/3/22	10,494	10,494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	8,415	8,555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	4,110	4,263
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,470	5,673
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,380	1,436
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	2,675	2,780
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,415	4,603
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	660	697
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,250	8,717
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	60	58
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	865	925
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,273
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	230	247
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,680	2,880
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,625	2,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	360	344
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	276
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	5,876
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,295	5,848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	925	1,046
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	9,259
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	460	467
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	100	105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	610	648
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	200	217
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	475	500
[8]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,075	4,335
[4]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue (Transportation Program)	5.000%	6/15/26	13,325	13,547
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	150	156
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,648
[9,15]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	216
[9,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	485	467
[1,2]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.090%	2/3/22	1,405	1,405
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/23	670	696
[9]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	470	528
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.090%	2/3/22	22,235	22,235
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.100%	2/3/22	4,000	4,000
[1,2,4]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.120%	2/3/22	3,250	3,250
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.160%	2/3/22	8,335	8,335
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.160%	2/3/22	4,110	4,110
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.160%	2/3/22	3,635	3,635
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.210%	2/3/22	5,745	5,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	570	581
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	80	82
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	780	811
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	515	535
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	155	161
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	185	192
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	85	93
	Newark Board of Education GO	5.000%	7/15/22	75	77
	Newark Board of Education GO	5.000%	7/15/23	300	318
	Newark Board of Education GO	5.000%	7/15/24	475	516
[5]	Newark Board of Education GO	5.000%	7/15/25	125	140
[5]	Newark Board of Education GO	5.000%	7/15/26	150	172
[4]	Newark NJ GO	5.000%	10/1/23	320	340
[4]	Newark NJ GO	5.000%	10/1/24	325	355
[4]	Newark NJ GO	5.000%	10/1/25	300	336
	Ocean County NJ GO	5.000%	8/1/22	500	511
	Paramus Borough NJ GO	1.000%	4/29/22	10,000	10,007
	Parsippany-Troy Hills Township NJ BAN GO	1.000%	11/9/22	17,700	17,739
	Passaic County NJ GO	1.250%	11/1/22	680	684
	Passaic County NJ GO	1.000%	12/1/22	2,690	2,700
	Passaic County NJ GO	5.000%	4/1/23	1,000	1,049
	Passaic County NJ GO	4.000%	12/1/24	2,765	2,984
[5]	Perth Amboy NJ GO	5.000%	3/15/23	800	838
[5]	Perth Amboy NJ GO	5.000%	3/15/24	250	270
[5]	Perth Amboy NJ GO	5.000%	3/15/25	250	278
[5]	Perth Amboy NJ GO	5.000%	3/15/26	250	285
	Rahway NJ BAN GO	1.000%	7/28/22	8,680	8,691
	Readington Township NJ BAN GO	1.000%	4/28/22	7,175	7,180
	Secaucus NJ BAN GO	1.000%	8/5/22	14,375	14,394
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	257
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,135	1,172
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,410	1,455
	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,462
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	860
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,455	3,502
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,315	3,491
	Township of Livingston NJ GO	1.500%	12/14/22	1,855	1,866
	Township of Scotch Plains NJ GO	2.000%	12/2/22	3,100	3,131
	Township of West Caldwell NJ GO	1.500%	12/9/22	8,844	8,889
[5]	Trenton NJ GO	4.000%	2/1/24	720	760
[5]	Trenton NJ GO	4.000%	2/1/25	725	784
[5]	Trenton NJ GO	4.000%	2/1/26	700	771
	Union Township Board of Education GO	5.000%	1/1/23	555	577
	Union Township Board of Education GO	5.000%	1/1/24	550	590
	Union Township Board of Education GO	5.000%	1/1/25	550	609
	Union Township Board of Education GO	5.000%	1/1/26	520	591

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verona Township NJ BAN GO	1.000%	10/28/22	5,388	5,396
Wallington NJ BAN GO	1.000%	4/29/22	4,112	4,115
Woodbridge Township Board of Education GO	2.000%	3/15/23	1,073	1,088
Woodbridge Township Board of Education GO	2.000%	3/15/24	1,080	1,100
Woodbridge Township Board of Education GO	2.000%	3/15/25	1,110	1,135
Woodbridge Township NJ BAN GO	1.000%	10/14/22	15,500	15,528
Woolwich Township NJ BAN GO	1.500%	6/1/22	11,125	11,163
				943,605
New Mexico (0.9%)
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	225	230
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	925	946
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,975	2,098
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	159
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,221
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	137
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	750	823
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	280	316
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	145
Albuquerque NM GO	5.000%	7/1/24	1,160	1,270
Albuquerque NM GO	5.000%	7/1/24	5,380	5,890
Farmington NM Electric Power & Light Revenue PUT	0.875%	10/1/26	1,785	1,741
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	3,814
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	4,245	4,490
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	65,130	71,068
New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	4,245	4,628
New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	515	562
New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	3,090	3,475
New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	10,120	10,293
New Mexico GO	5.000%	3/1/23	40	42
New Mexico GO	5.000%	3/1/24	155	168
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	220	223
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	316
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	541
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,990	11,228
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	3,250	3,250
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	5/1/22	1,660	1,674
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	11/1/22	1,000	1,024
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	18,465	20,542
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	460	481
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	625	662
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/24	340	364
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	20,000	21,880
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	100	109
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	75	82
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	21,000	23,656
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	300
					200,404
New York (18.1%)
	Albany City School District BAN GO	1.000%	7/29/22	6,000	6,009
	Albany County NY GO	5.000%	11/1/22	950	982
	Albany County NY GO	5.000%	11/1/23	750	803
	Albany County NY GO	5.000%	11/1/24	850	940
	Albany NY BAN GO	3.000%	3/25/22	29,304	29,407
	Amherst NY BAN GO	1.500%	11/4/22	8,000	8,047
	Amityville Union Free School District BAN GO	1.000%	6/17/22	34,100	34,130
	Amityville Union Free School District GO	1.000%	6/17/22	4,000	4,004
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	170	182
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	1,790	1,918
	Battery Park City Authority Miscellaneous Revenue VRDO	0.060%	2/3/22	47,095	47,095
	Bethlehem Central School District BAN GO	1.000%	6/28/22	13,480	13,498
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/23	260	265
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	757
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	800	891
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	750
[2]	Build NYC Resource Corp. Miscellaneous Revenue (Asia Social Project) VRDO	0.060%	2/3/22	3,485	3,485
	Carmel Central School District BAN GO	1.000%	6/16/22	9,415	9,426
	Carmel NY GO	1.250%	9/30/22	4,000	4,014
	Central Islip Union Free School District GO	1.250%	6/24/22	8,000	8,017
	Connetquot Central School District of Islip BAN GO	1.250%	7/27/22	2,545	2,552
	Delaware County NY BAN GO	1.000%	5/25/22	9,900	9,910

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	165	168
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	175	185
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	355
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	575
East Islip Union Free School District BAN GO	1.000%	6/28/22	35,000	35,046
East Islip Union Free School District GO	1.000%	6/29/22	6,000	6,007
East Syracuse-Minoa Central School District BAN GO	1.000%	6/29/22	18,500	18,525
Enlarged City School District of the City of Troy BAN GO	1.500%	6/9/22	10,500	10,529
Erie County Industrial Development Agency Intergovernmental Agreement Revenue	5.000%	5/1/25	1,145	1,158
Erie County Industrial Development Agency Lease (Appropriation) Revenue	5.000%	5/1/23	525	531
Erie County Industrial Development Agency Lease (Appropriation) Revenue	5.000%	5/1/24	90	91
Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/23	140	147
Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/24	205	223
Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/24	1,365	1,484
Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/25	1,850	2,075
Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/26	1,000	1,153
Falconer Central School District BAN GO	1.500%	6/9/22	9,350	9,376
Fayetteville-Manlius Central School District BAN GO	1.000%	6/29/22	8,000	8,011
Garden City NY BAN GO	1.000%	2/18/22	10,500	10,502
Greece Central School District BAN GO	1.000%	6/29/22	10,000	10,013
Hempstead NY BAN GO	0.500%	10/28/22	8,600	8,590
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	108
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/25	395	438
Hempstead Union Free School District GO	1.000%	6/30/22	1,000	1,001
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	375	392
Huntington Union Free School District GO	1.250%	6/24/22	5,350	5,362
Indian River Central School District at Philadelphia BAN GO	1.250%	6/29/22	7,000	7,015
Islip Union Free School District GO	1.000%	6/24/22	10,000	10,012
Ithaca City School District BAN GO	1.500%	7/15/22	5,300	5,318
Lancaster Central School District BAN GO	1.000%	6/10/22	7,250	7,258
Liverpool Central School District BAN GO	1.000%	6/24/22	20,190	20,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	19,150	18,760
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,600	1,639
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	28,510	28,786
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	30,950	30,110
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	6,285	6,265
	Massapequa Union Free School District GO	1.000%	6/23/22	4,000	4,004
	Massena Central School District BAN GO	1.250%	6/30/22	9,000	9,021
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	125	134
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,949
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	83,465	83,769
[6]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	6/1/22	3,860	3,863
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,345	1,390
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	910	941
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,485	1,534
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,785	2,974
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	726
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	50	53
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	530	582
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	681
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,270	4,691
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,305	1,434
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	5,500	6,200
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,675	3,015
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,299
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	15,730	15,730
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	58,610	59,300
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	7,550	7,725
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	11/15/22	21,665	22,328
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	14,760	15,232
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	10,845	11,724
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	18,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,085	18,705
[6]	Metropolitan Transportation Authority Transit Revenue PUT, 1M USD LIBOR + 0.550%	0.618%	11/1/22	1,000	1,002
[4,6]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.577%	4/1/24	3,110	3,107
[4,6]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	8,745	8,736
[4,6]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	0.827%	4/1/26	2,500	2,496
[6]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.490%	2/1/25	9,500	9,508
[6]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/15/22	13,495	13,505
[6]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.560%	3/1/22	14,750	14,751
[6]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	0.363%	4/1/24	10,450	10,368
[1,2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.090%	2/3/22	7,500	7,500
[1,2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.140%	2/3/22	20,000	20,000
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.110%	2/7/22	5,000	5,000
[1,2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.110%	2/7/22	9,775	9,775
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.110%	2/1/22	9,100	9,100
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.060%	2/3/22	39,792	39,792
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	2/3/22	49,005	49,005
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	175	185
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	35	38
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	95	105
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/22	400	405
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	489
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	500	560
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,800	1,965
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	460	517
[1,2]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project) TOB VRDO	0.080%	2/3/22	8,150	8,150
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	160	166
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	265	283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,065	1,171
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	395
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	500	578
	Monticello Central School District BAN GO	1.250%	6/29/22	11,000	11,025
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	509
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	450	476
[4]	Nassau County NY GO	5.000%	7/1/23	2,000	2,119
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,105	3,173
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,544
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,908
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	4,231
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,920	6,825
	New Rochelle NY BAN GO	1.000%	2/24/22	6,025	6,026
	New Rochelle NY BAN GO	1.500%	2/24/22	2,000	2,001
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	223
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	525	567
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	515	558
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,720	1,915
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,440	2,605
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,760	2,017
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	0.200%	5/1/22	1,350	1,349
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,334
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,815	3,830
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	165	174
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,584
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.230%	4/29/22	2,250	2,248
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	16,675	16,785
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	1,920	1,921
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,975	43,588
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,500	4,564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	14,090	14,082
[11]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	625	616
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	8,070	8,057
[11]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	7,750	7,605
[11]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	18,400	17,793
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	7,425	7,287
[11]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	14,875	14,477
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	2/2/22	19,670	19,670
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	2/2/22	14,040	14,040
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	11,900	11,900
[11]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.070%	2/3/22	10,000	10,000
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	710	763
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	580	641
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	610	692
[1,2]	New York City NY GO TOB VRDO	0.140%	2/1/22	13,700	13,700
[1,2]	New York City NY GO TOB VRDO	0.090%	2/3/22	15,750	15,750
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	2/3/22	26,000	26,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.090%	2/3/22	5,000	5,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.090%	2/3/22	6,440	6,440
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.090%	2/3/22	4,500	4,500
[1,2]	New York City NY Transitional Finance Authority Future Tax Sales Tax Revenue TOB VRDO	0.090%	2/3/22	17,500	17,500
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.080%	2/3/22	8,760	8,760
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	35	37
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	100	106
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	125	137
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.080%	2/3/22	6,000	6,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	45	48

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	20	22
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	500	548
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/23	825	861
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	1,455	1,483
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	75	80
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/23	60	64
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/24	75	78
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	230	235
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	115	126
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/24	70	77
New York City Transitional Finance Authority Building Aid Income Tax Revenue	2.000%	11/1/24	40	40
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	2/1/25	910	948
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/25	135	138
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,240	9,374
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	2,190
New York City Transitional Finance Authority Building Aid Income Tax Revenue, ETM	5.000%	7/15/23	115	122
New York City Transitional Finance Authority Building Aid Revenue Income Tax Revenue, ETM	5.000%	7/15/23	200	212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/22	910	910
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	1,875	1,918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	15,625	15,980
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	20,905	21,380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	160	165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	265	274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/23	180	181
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	28,915	30,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	105	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	790	839
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	415	445
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	190	204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,235	4,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	120	124
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	75	80
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	175	188
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	400	429
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/24	100	100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	45	49
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	1,225	1,332
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	560	609
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	660	724
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	890	976
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	50	52
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	135	149
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	150	158
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,790	17,450
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,570	9,471
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	105	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,377
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,530	2,878
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,510	14,231
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	200	219
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	2/3/22	8,000	8,000
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	2/3/22	45,450	45,450
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.090%	2/3/22	1,050	1,050
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.120%	2/1/22	7,800	7,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.120%	2/1/22	4,690	4,690
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.120%	2/1/22	7,825	7,825
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	2/2/22	23,800	23,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	2/3/22	18,565	18,565
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.070%	2/3/22	30,910	30,910
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.070%	2/3/22	8,910	8,910
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/22	7,715	7,885
[4]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.010%	2/3/22	17,850	17,850
[4]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.058%	2/4/22	53,800	53,800
[1,2]	New York City Transitional Finance Authority Income Tax Revenue TOB VRDO	0.090%	2/3/22	8,125	8,125
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	460	475
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	4/1/25	80	87
	New York City Trust for Cultural Resources Miscellaneous Revenue, ETM	4.000%	2/1/23	675	697
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	185	196
	New York City Water & Sewer System Sewer Water Revenue	5.000%	6/15/24	405	420
	New York City Water & Sewer System Water Revenue	4.000%	6/15/23	260	271
	New York City Water & Sewer System Water Revenue	4.000%	6/15/24	1,625	1,735
	New York City Water & Sewer System Water Revenue	5.000%	6/15/24	290	316
	New York City Water & Sewer System Water Revenue	5.000%	6/15/24	660	685
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	1,635	1,758
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	410	441
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	260	280
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	1,545	1,738
[2]	New York City Water & Sewer System Water Revenue VRDO	0.110%	2/1/22	14,260	14,260
	New York City Water & Sewer System Water Revenue VRDO	0.120%	2/1/22	5,800	5,800
	New York City Water & Sewer System Water Revenue VRDO	0.120%	2/1/22	6,850	6,850
	New York City Water & Sewer System Water Revenue VRDO	0.120%	2/1/22	6,800	6,800
	New York City Water & Sewer System Water Revenue VRDO	0.060%	2/2/22	60,320	60,320
	New York City Water & Sewer System Water Revenue VRDO	0.060%	2/3/22	17,900	17,900
	New York City Water & Sewer System Water Revenue VRDO	0.070%	2/3/22	28,425	28,425
	New York City Water & Sewer System Water Revenue VRDO	0.070%	2/3/22	46,405	46,405
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	835	883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.090%	2/3/22	15,085	15,085
	New York GO	4.000%	3/1/23	75	78
[1,2]	New York Liberty Development Corp. Industrial Revenue TOB VRDO	0.090%	2/3/22	4,000	4,000
[1,2]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.110%	2/3/22	10,000	10,000
[1,2]	New York Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.120%	2/3/22	13,955	13,955
	New York NY GO	5.000%	4/1/22	2,065	2,081
	New York NY GO	5.000%	8/1/22	330	338
	New York NY GO	5.000%	8/1/22	210	215
	New York NY GO	5.000%	8/1/22	3,550	3,631
	New York NY GO	5.000%	8/1/22	18,850	19,278
	New York NY GO	5.000%	8/1/22	39,950	40,858
	New York NY GO	5.000%	8/1/22	3,050	3,119
	New York NY GO	5.000%	8/1/22	30,160	30,846
	New York NY GO	5.000%	8/1/22	9,595	9,813
	New York NY GO	5.000%	8/1/22	13,540	13,848
	New York NY GO	5.000%	8/1/22	50	51
	New York NY GO	4.000%	12/1/22	1,650	1,697
	New York NY GO	5.000%	3/1/23	2,000	2,093
	New York NY GO	4.000%	8/1/23	1,500	1,504
	New York NY GO	4.000%	8/1/23	305	319
	New York NY GO	5.000%	8/1/23	150	153
	New York NY GO	5.000%	8/1/23	75	80
	New York NY GO	5.000%	8/1/23	100	104
	New York NY GO	5.000%	8/1/23	2,075	2,204
	New York NY GO	5.000%	8/1/23	100	106
	New York NY GO	5.000%	8/1/23	240	255
	New York NY GO	5.000%	8/1/23	1,725	1,832
	New York NY GO	5.000%	8/1/23	3,070	3,260
	New York NY GO	5.000%	8/1/23	1,825	1,832
	New York NY GO	5.000%	8/1/23	5,005	5,111
	New York NY GO	5.000%	8/1/23	50	53
	New York NY GO	5.000%	8/1/23	400	425
	New York NY GO	5.000%	8/1/23	1,725	1,832
	New York NY GO	5.000%	8/1/23	885	940
	New York NY GO	5.000%	8/1/23	1,415	1,503
	New York NY GO	5.000%	8/1/23	140	149
	New York NY GO	5.000%	8/1/23	1,145	1,216
	New York NY GO	5.000%	8/1/23	1,070	1,136
	New York NY GO	5.000%	3/1/24	885	957
	New York NY GO	5.000%	6/1/24	170	185
	New York NY GO	4.000%	8/1/24	100	107
	New York NY GO	5.000%	8/1/24	150	153
	New York NY GO	5.000%	8/1/24	1,170	1,242
	New York NY GO	5.000%	8/1/24	230	252
	New York NY GO	5.000%	8/1/24	80	88
	New York NY GO	5.000%	8/1/24	230	252
	New York NY GO	5.000%	8/1/24	45	49
	New York NY GO	5.000%	8/1/24	1,005	1,101
	New York NY GO	5.000%	8/1/24	3,220	3,529
	New York NY GO	5.000%	8/1/24	740	811
	New York NY GO	5.000%	8/1/24	755	827
	New York NY GO	5.000%	8/1/24	935	1,025
	New York NY GO	5.000%	8/1/24	3,855	4,225
	New York NY GO	5.000%	8/1/24	125	137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/24	50	55
	New York NY GO	5.000%	8/1/24	1,015	1,112
	New York NY GO	5.000%	8/1/24	150	164
	New York NY GO	5.000%	8/1/24	13,150	14,411
	New York NY GO	5.000%	8/1/24	2,255	2,394
	New York NY GO	5.000%	8/1/24	255	266
	New York NY GO	5.000%	8/1/24	3,835	4,071
	New York NY GO	5.000%	8/1/24	50	55
	New York NY GO	5.000%	8/1/24	170	177
	New York NY GO	5.000%	8/1/24	100	100
	New York NY GO	5.000%	10/1/24	345	346
	New York NY GO	5.000%	2/15/25	525	586
	New York NY GO	5.000%	8/1/25	1,925	1,933
	New York NY GO	5.000%	8/1/25	500	521
	New York NY GO	5.000%	8/1/25	3,960	4,332
	New York NY GO	5.000%	8/1/25	2,080	2,275
	New York NY GO	5.000%	8/1/25	1,850	2,060
	New York NY GO	5.000%	8/1/25	435	489
	New York NY GO	5.000%	8/1/25	1,870	2,103
	New York NY GO	5.000%	8/1/25	80	85
	New York NY GO	5.000%	8/1/25	195	207
	New York NY GO	5.000%	8/1/25	3,050	3,430
	New York NY GO	5.000%	8/1/25	1,500	1,615
	New York NY GO	5.000%	8/1/25	50	53
	New York NY GO	5.000%	8/1/25	4,405	4,953
[4]	New York NY GO	0.010%	8/1/26	35,825	35,825
[4]	New York NY GO	0.020%	8/1/26	29,800	29,800
[4]	New York NY GO	0.020%	8/1/26	3,825	3,825
[4]	New York NY GO	0.059%	8/1/26	37,900	37,900
	New York NY GO	5.000%	8/1/26	1,500	1,733
	New York NY GO	5.000%	8/1/26	1,135	1,311
[15]	New York NY GO	0.240%	10/1/27	7,825	7,825
[4]	New York NY GO	0.058%	1/1/32	24,300	24,300
[4]	New York NY GO	0.210%	6/1/36	12,925	12,925
[4]	New York NY GO	0.240%	6/1/36	2,375	2,375
[12]	New York NY GO PUT	5.000%	12/1/25	2,100	2,349
[1,2]	New York NY GO TOB VRDO	0.080%	2/3/22	3,400	3,400
[1,2]	New York NY GO TOB VRDO	0.090%	2/3/22	3,250	3,250
[1,2]	New York NY GO TOB VRDO	0.090%	2/3/22	5,000	5,000
[1,2]	New York NY GO TOB VRDO	0.090%	2/3/22	4,600	4,600
[2]	New York NY GO VRDO	0.110%	2/1/22	12,555	12,555
[2]	New York NY GO VRDO	0.110%	2/1/22	10,500	10,500
	New York NY GO VRDO	0.120%	2/1/22	11,000	11,000
	New York NY GO VRDO	0.120%	2/1/22	7,550	7,550
	New York NY GO VRDO	0.130%	2/1/22	6,550	6,550
[2]	New York NY GO VRDO	0.050%	2/2/22	31,595	31,595
[2]	New York NY GO VRDO	0.060%	2/3/22	35,265	35,265
[2]	New York NY GO VRDO	0.060%	2/3/22	27,615	27,615
[2]	New York NY GO VRDO	0.060%	2/3/22	30,370	30,370
[2]	New York NY GO VRDO	0.060%	2/3/22	17,000	17,000
[2]	New York NY GO VRDO	0.070%	2/3/22	19,320	19,320
	New York NY GO, Prere.	5.000%	4/1/22	4,345	4,378
	New York NY GO, Prere.	5.000%	3/1/23	115	120
	New York NY GO, Prere.	5.000%	3/1/23	190	199
	New York State Bridge Authority Highway Revenue	5.000%	1/1/23	540	561
	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	555	597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	555
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	500	571
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	50	53
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/24	165	167
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/25	225	228
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	100	106
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	150	159
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	85	93
	New York State Dormitory Authority College & University Revenue VRDO	0.060%	2/3/22	9,605	9,605
	New York State Dormitory Authority College & University Revenue VRDO	0.060%	2/3/22	20,455	20,455
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	100	106
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	50	53
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	120	127
[11]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	565	610
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	100	109
[11]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	423
[11]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	350	402
[11]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	415	483
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	920	922
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	50,000	50,086
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	5,040	5,069
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	8,575	8,623
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	4,980	5,171
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	355	371
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,860	2,865
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	4,850	5,068
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	250	261
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	90	94
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	810	846
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	290	303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	2,405	2,417
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	660	683
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	165	178
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,415	1,474
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	495	535
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	1,000	1,006
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/24	16,080	17,677
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	5,055	5,247
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	350	378
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	50	56
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	600	668
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	8,925	10,100
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/25	805	835
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	9,500	10,891
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.090%	2/3/22	6,185	6,185
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.090%	2/7/22	6,155	6,155
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	805	835
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	50	52
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	585	613
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	310	325
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	39,030	40,906
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	315	330
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	610	659
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	580	627
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	6,150	6,665
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	50	54
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	22,950	24,871
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	6,840	7,623
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,615	2,914
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,440	1,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	24,620	27,506
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	750	778
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	185	193
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/24	105	114
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	645	693
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	4,530	5,053
[1,2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	0.090%	2/3/22	41,800	41,800
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	100	110
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	390	416
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	575	632
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,015	1,043
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/23	2,000	2,135
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	335	368
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,405	1,446
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,700	1,813
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,270	1,399
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	1,060	1,203
[8]	New York State Dormitory Authority Miscellaneous Revenue	5.500%	7/1/23	50	53
[1,2]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.090%	2/3/22	24,520	24,520
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	545	548
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	50,090	50,373
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/23	250	259
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	400	419
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	435	456
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	620	650
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	410	430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	980	1,027
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	485	508
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	940	985
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	265	287
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	200	217
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	155	168
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	745	832
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	4,130	4,474
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	700	782
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	130	145
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	4,020	4,541
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	2/3/22	4,405	4,405
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	2/3/22	11,200	11,200
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	2/7/22	6,500	6,500
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/23	185	194
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	175	183
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	155	162
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	515	540
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	125	131
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/23	2,000	2,088
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	120	127
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	140	142
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	380	386
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	90	98
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	2,655	2,904
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.950%	5/1/22	1,800	1,801
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	2,460	2,494
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	6,300	6,391
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	10,585	10,616
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	3,365	3,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	5	5
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	3,270	3,272
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	3,325	3,327
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,865	9,045
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,490	1,490
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	28,410	28,521
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,521
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,410
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	50	50
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	6,640	6,810
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,760	1,736
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,880	4,892
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,565	4,568
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	8,031
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	3,942
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,655	2,633
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	17,650	17,727
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,645	3,598
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,740
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	6,810	6,627
[11]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	11,600	11,371
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,806
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.250%	5/1/23	880	873
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,285	4,162
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,000	3,894
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,000	1,941
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,640
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	20,583
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	2/2/22	11,050	11,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	2/2/22	19,985	19,985
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/23	140	141
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/24	375	378
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/25	175	176
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	715	743
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	600	624
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	140	150
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,790	1,923
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	155	167
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	5,210	5,599
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.090%	2/3/22	19,375	19,375
[1,2]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	0.120%	2/3/22	8,000	8,000
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	3,880	3,902
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,685	4,711
[8]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	1,500	1,509
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	300	314
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	740	776
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,635	1,714
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	2,100	2,201
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	445	466
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	60	63
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,545	1,670
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,165	1,259
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	540	584
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,270	2,376
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,200	3,459
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,235	5,659
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	25,040	27,068
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	200	209
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	100	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	160	178
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	5,576
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	6,215	6,931
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	6,000	6,883
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	2/3/22	12,455	12,455
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	2/3/22	10,290	10,290
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	2/3/22	5,150	5,150
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	2/3/22	18,875	18,875
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	2/3/22	18,930	18,930
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	2/3/22	3,425	3,425
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.090%	2/3/22	7,500	7,500
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	2,000	2,097
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/24	7,115	7,691
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	400	426
	Niagara-Wheatfield Central School District BAN GO	1.250%	6/28/22	2,190	2,195
	North Colonie Central School District BAN GO	1.000%	7/15/22	13,420	13,441
	Northport-East Northport Union Free School District GO	1.500%	6/24/22	13,655	13,700
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.110%	2/3/22	43,800	43,800
	Oneida NY GO BAN	1.500%	3/31/22	17,000	17,024
[5]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,052
	Pearl River Union Free School District BAN GO	1.250%	7/22/22	7,060	7,079
[6]	Port Authority of New York & New Jersey	0.000%	2/23/22	3,630	3,630
[6]	Port Authority of New York & New Jersey	0.010%	4/20/22	5,000	4,999
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/23	470	475
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/24	115	125
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/24	50	55
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	140	150
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,250	1,395
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	2/3/22	9,750	9,750
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	2/3/22	5,240	5,240
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.080%	2/3/22	7,500	7,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.090%	2/3/22	8,540	8,540
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.090%	2/3/22	5,600	5,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.140%	2/3/22	1,170	1,170
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.140%	2/3/22	8,500	8,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.130%	2/7/22	850	850
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.130%	2/7/22	530	530
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue VRDO	0.080%	2/3/22	2,500	2,500
	Port Washington Union Free School District BAN GO	1.000%	8/4/22	33,970	34,019
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	4.000%	10/15/23	200	211
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,570	8,361
	Salina NY BAN GO	1.500%	6/10/22	7,100	7,120
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/22	560	571
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	687
	Schalmont Central School District BAN GO	1.250%	9/1/22	6,148	6,167
	Schenectady City School District BAN GO	2.000%	7/21/22	20,900	21,016
	Schoharie County NY BAN GO	1.500%	6/17/22	6,000	6,018
	Skaneateles NY Central School District BAN GO	1.000%	6/29/22	15,400	15,422
	South Country Central School District at Brookhaven GO	1.250%	6/24/22	18,000	18,041
	South Huntington Union Free School District GO	1.500%	6/24/22	11,000	11,036
	Southold NY GO	1.250%	9/22/22	3,000	3,010
[5]	Suffolk County NY GO	5.000%	4/1/22	3,005	3,028
[5]	Suffolk County NY GO	5.000%	6/15/22	2,950	2,999
[4]	Suffolk County NY GO	4.000%	10/15/22	6,680	6,840
[4]	Suffolk County NY GO	5.000%	5/15/23	4,000	4,211
[5]	Suffolk County NY GO	5.000%	6/15/23	3,715	3,922
[4]	Suffolk County NY GO	4.000%	10/15/23	4,555	4,786
[4]	Suffolk County NY GO	5.000%	11/1/23	8,120	8,677
[4]	Suffolk County NY GO	4.000%	2/1/24	4,500	4,758
[4]	Suffolk County NY GO	5.000%	5/15/24	7,100	7,703
[5]	Suffolk County NY GO	5.000%	6/15/24	2,810	3,057
[4]	Suffolk County NY GO	5.000%	11/1/24	8,525	9,380
[4]	Suffolk County NY GO	5.000%	5/15/25	7,390	8,263
[5]	Suffolk County NY GO	5.000%	6/15/25	2,930	3,284
[4]	Suffolk County NY GO	5.000%	11/1/25	8,950	10,136
[5]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,371
	Sweet Home Central School District BAN GO	1.250%	7/7/22	6,785	6,801
	Tonawanda City School District BAN GO	1.500%	6/16/22	10,100	10,130
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	115	121
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	165	177
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,530	1,579
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	85	94
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	335	370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	200	211
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	2,695	2,787
[6]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.310%	11/15/24	15,860	15,832
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.070%	2/3/22	16,285	16,285
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	11/15/22	250	259
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	17,970	18,276
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	5,100	5,189
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	16,655	19,089
[1,2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	0.120%	2/3/22	2,130	2,130
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.110%	2/3/22	5,560	5,560
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.110%	2/3/22	7,500	7,500
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.110%	2/3/22	4,500	4,500
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.110%	2/3/22	4,810	4,810
[6]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.407%	2/1/24	1,930	1,930
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	1,620	1,662
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,329
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,643
	Troy NY BAN GO	1.500%	2/4/22	17,436	17,437
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,875	1,901
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	60	65
	Ulster County NY BAN GO	1.500%	11/17/22	12,000	12,075
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/24	390	397
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	470	488
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	685	724
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	2,260	2,388
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	505	534
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/25	150	161
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	2,915	3,323
	Vestal Central School District BAN GO	1.250%	7/28/22	8,500	8,521
	Waterloo Central School District BAN GO	1.000%	6/24/22	5,755	5,762
	Westbury Union Free School District GO	5.000%	12/15/24	1,710	1,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	290	299
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,375
[2,9]	Yonkers Industrial Development Corp. Miscellaneous Revenue VRDO	0.060%	2/2/22	13,810	13,810
[7]	Yonkers NY GO	5.000%	9/1/23	1,305	1,366
[5,7]	Yonkers NY GO	5.000%	10/15/24	360	388
[5,7]	Yonkers NY GO	5.000%	9/1/25	750	830
					4,074,973
North Carolina (1.3%)
	Alamance County NC GO	5.000%	5/1/25	7,410	8,307
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,162
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	280	304
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	224
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,164
	Buncombe County NC Appropriations Revenue, Prere.	5.000%	6/1/22	290	294
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	325	330
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	305	322
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	375	409
	Charlotte NC GO	5.000%	7/1/22	3,725	3,797
	Charlotte NC GO	5.000%	6/1/23	4,665	4,931
	Charlotte NC GO	5.000%	6/1/24	75	82
[1,2]	Charlotte NC Lease (Appropriation) Revenue COP TOB	0.120%	6/1/48	492	492
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/22	1,390	1,417
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	1,180	1,251
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/23	140	144
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	100	104
[7]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,340	1,571
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,048
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	9,500	10,518
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,928
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	15,460	15,460
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	505	525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	845
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	871
	Durham County NC GO	4.000%	6/1/24	3,095	3,309
	Forsyth County NC GO	4.000%	3/1/25	5,400	5,878
	Forsyth County NC GO	5.000%	3/1/25	3,840	4,296
	Forsyth County NC Lease (Appropriation) Revenue	4.000%	4/1/25	3,715	4,045
	Greensboro NC Combined Water & Sewer System Water Revenue	3.000%	6/1/24	1,395	1,458
	Guilford County NC GO	5.000%	3/1/23	100	105
	Guilford County NC GO	5.000%	2/1/25	10	11
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	304
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	420	438
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	520	555
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	405	443
	Johnston NC Lease (Appropriation) Revenue	5.000%	4/1/25	2,000	2,238
[2]	Lower Cape Fear Water and Sewer Authority Water Revenue (Bladen Bluffs Project) VRDO	0.080%	2/3/22	14,325	14,325
	Mecklenburg County NC GO	5.000%	3/1/22	1,000	1,004
	Mecklenburg County NC GO	5.000%	3/1/24	9,375	10,156
	Mecklenburg County NC GO	5.000%	3/1/25	6,250	6,994
	Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	100	104
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	360
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	416
	New Hanover County NC GO	3.000%	8/1/23	1,180	1,219
	New Hanover County NC GO	4.000%	8/1/24	2,490	2,675
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/23	1,915	2,005
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/24	2,195	2,355
	North Carolina Appropriations Revenue	5.000%	5/1/22	5,430	5,493
	North Carolina Appropriations Revenue	5.000%	3/1/23	1,500	1,569
	North Carolina Appropriations Revenue	5.000%	5/1/23	15,145	15,947
	North Carolina Appropriations Revenue	5.000%	5/1/23	50	53
	North Carolina Appropriations Revenue	5.000%	5/1/23	440	463
	North Carolina Appropriations Revenue	5.000%	5/1/24	110	120
	North Carolina Appropriations Revenue	5.000%	5/1/25	340	369
	North Carolina Capital Facilities Finance Agency College & University Revenue	3.000%	5/1/22	220	221
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	153
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/25	240	267
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.090%	2/3/22	2,280	2,280
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	0.170%	3/1/22	5,000	5,000
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	6.250%	1/1/23	140	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina GO	4.000%	5/1/22	10,000	10,091
	North Carolina GO	4.000%	6/1/22	3,380	3,421
	North Carolina GO	5.000%	6/1/23	1,655	1,749
	North Carolina GO	5.000%	6/1/25	10	11
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,770	3,785
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	175	183
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	115	120
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	100	108
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,630	1,811
[1,2]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	0.090%	2/3/22	1,050	1,050
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	76
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	185	191
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	110	115
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	213
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	230	250
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	144
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	228
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	497
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	810
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	877
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	134
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	238
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	370
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,359
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.390%	8/29/22	9,745	9,745
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	350	360
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	295	299
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/23	95	101
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/23	1,465	1,552
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,250	1,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	100	104
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	12,980	13,935
	Raleigh NC Combined Enterprise System Water Revenue, Prere.	5.000%	3/1/23	25	26
	Raleigh NC GO	5.000%	9/1/22	2,000	2,053
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/22	300	305
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/23	320	338
	Union County NC Enterprise System Water Revenue	5.000%	6/1/22	565	574
[6]	University of North Carolina at Chapel Hill College & University Revenue PUT, 67% of 1M USD LIBOR + 0.125%	0.193%	11/9/22	13,500	13,495
	Wake County NC Appropriations Revenue	5.000%	9/1/22	4,295	4,408
	Wake County NC Appropriations Revenue	5.000%	9/1/23	6,050	6,446
	Wake County NC Appropriations Revenue	5.000%	3/1/24	150	162
	Wake County NC Appropriations Revenue	5.000%	3/1/25	50	56
	Wake County NC GO	5.000%	3/1/22	8,850	8,884
	Wake County NC GO	5.000%	3/1/23	5,000	5,234
	Wake County NC GO	5.000%	3/1/24	90	97
	Wake County NC GO	5.000%	3/1/24	1,395	1,511
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/22	200	203
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/23	1,080	1,142
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,638
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/22	130	131
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/23	465	481
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	490	519
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	562
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	545	621
					292,455
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,050	3,969
[1,2,4]	Grand Forks ND Health Care System Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	2/3/22	5,370	5,370
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	86
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	138
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	110	124
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	140	162
[6]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.260%	7/1/24	1,235	1,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	North Dakota Public Finance Authority Appropriations Revenue TOB VRDO	0.110%	2/3/22	5,095	5,095
	West Fargo ND GO	4.000%	5/1/22	400	404
	West Fargo ND GO	4.000%	5/1/24	465	494
					17,083
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	355	399
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.140%	2/3/22	8,300	8,300
	Akron OH Income Tax Revenue	4.000%	12/1/22	355	365
	Akron OH Income Tax Revenue	4.000%	12/1/22	200	205
[7]	Akron OH Income Tax Revenue	4.000%	12/1/22	350	358
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	379
	Akron OH Income Tax Revenue	4.000%	12/1/23	250	263
[7]	Akron OH Income Tax Revenue	4.000%	12/1/23	350	368
[7]	Akron OH Income Tax Revenue	4.000%	12/1/24	370	396
[7]	Akron OH Income Tax Revenue	4.000%	12/1/25	470	513
[7]	Akron OH Income Tax Revenue	4.000%	12/1/26	370	413
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,750	3,833
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	414
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	590
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	65	71
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,282
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	15,815	15,995
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	3,750	3,750
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/2/22	9,300	9,300
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	7,970	8,323
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,370	6,878
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,560	1,739
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/22	185	185
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/25	140	156
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	4,665	4,668
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	750	777
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	47,065	47,973
[5]	Celina City School District GO	4.000%	12/1/22	150	154
[5]	Celina City School District GO	5.000%	12/1/25	285	323
[8]	Cincinnati City School District GO	5.250%	12/1/23	90	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,675	1,733
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	310	321
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	210	218
	Cleveland OH GO	2.000%	12/1/22	300	304
	Cleveland OH GO	4.000%	12/1/22	350	360
	Cleveland OH GO	5.000%	12/1/22	780	809
	Cleveland OH GO	3.000%	12/1/23	605	627
	Cleveland OH GO	4.000%	12/1/23	500	527
	Cleveland OH GO	2.000%	12/1/24	350	358
	Cleveland OH GO	3.000%	12/1/24	445	467
	Cleveland OH GO	3.000%	12/1/25	250	265
	Cleveland OH GO	2.000%	12/1/26	500	513
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	167
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/26	125	143
[5]	Cloverleaf Local School District COP	3.000%	12/1/22	355	362
[5]	Cloverleaf Local School District COP	3.000%	12/1/24	270	284
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	234
	Columbus OH GO	5.000%	2/15/22	2,500	2,504
	Columbus OH GO	5.000%	4/1/22	1,600	1,612
	Columbus OH GO	5.000%	4/1/23	1,485	1,559
	Columbus OH GO	5.000%	4/1/23	1,500	1,575
	Columbus OH GO	5.000%	7/1/23	670	710
	Columbus OH GO	5.000%	2/15/24	155	168
	Columbus OH GO	5.000%	4/1/24	800	868
	Columbus OH GO	5.000%	4/1/24	8,000	8,680
	Columbus OH GO	5.000%	4/1/24	1,650	1,790
	Columbus OH GO	5.000%	4/1/24	1,060	1,150
	Columbus OH GO	4.000%	8/15/24	2,415	2,592
	Columbus OH GO	5.000%	2/15/25	75	81
	Columbus OH GO	5.000%	4/1/25	25	28
	Columbus OH GO	5.000%	4/1/25	2,500	2,796
	Columbus OH GO, Prere.	5.000%	7/1/23	525	556
[2]	Columbus Regional Airport Authority Miscellaneous Revenue (OASBO Expanded Asset Program) VRDO	0.060%	2/3/22	4,900	4,900
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	240	242
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	472
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	499
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	279
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/23	50	53
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/24	105	113
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	672
[1,2]	Cuyahoga OH COP TOB VRDO	0.160%	2/7/22	4,155	4,155
	Dayton City School District GO	5.000%	11/1/23	205	219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dayton Metro Library GO	4.000%	12/1/25	630	695
	Dayton Metro Library GO	4.000%	12/1/26	640	720
	Fairborn City School District GO	4.000%	12/1/24	210	226
	Fairborn City School District GO	4.000%	12/1/26	200	224
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	190	211
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	435	456
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	510
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	548
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	3,655	3,655
[1,2]	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue TOB VRDO	0.120%	2/3/22	4,000	4,000
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	185	196
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	225	245
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/22	12,845	12,845
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/3/22	10,050	10,050
[1,2]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	6,601
[5]	Hillsdale Local School District COP	4.000%	12/1/23	675	710
[5]	Hillsdale Local School District COP	4.000%	12/1/24	625	672
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	1,000	1,040
[1,2]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	0.120%	2/3/22	47,000	47,000
[1,2]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	17,260	17,260
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	100	109
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,260	2,548
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	4,990	5,514
	Lebanon City School District GO	2.000%	12/1/22	100	101
	Lebanon City School District GO	2.000%	12/1/23	130	132
	Lebanon City School District GO	3.000%	12/1/24	260	273
	Lebanon City School District GO	3.000%	12/1/25	130	138
[5]	Lorain OH GO	4.000%	12/1/23	300	316
[5]	Lorain OH GO	4.000%	12/1/25	260	285
[7]	Miami University College & University Revenue	5.000%	9/1/23	850	891
[7]	Miami University College & University Revenue	5.000%	9/1/24	340	367
[7]	Miami University College & University Revenue	5.000%	9/1/25	390	433
[7]	Miami University College & University Revenue	5.000%	9/1/26	410	466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Miami University College & University Revenue	5.000%	9/1/27	190	221
	Miami University OH College & University Revenue	5.000%	9/1/25	300	340
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/22	150	153
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	157
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	160
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	215	233
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	190
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	338
[5]	Midview Local School District COP	4.000%	11/1/22	615	630
[5]	Midview Local School District COP	4.000%	11/1/23	1,160	1,215
[5]	Midview Local School District COP	4.000%	11/1/24	1,205	1,285
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	120	127
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	126
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,097
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	338
[1,2]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/3/22	3,750	3,750
[1,2]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/7/22	500	500
[5]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/22	100	104
[5]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	110
[5]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	289
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	50	53
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	50	55
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,265	9,153
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	2,745	3,040
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,212
	Ohio Appropriations Revenue	5.000%	12/1/23	695	746
	Ohio Appropriations Revenue	5.000%	12/1/24	510	565
	Ohio Appropriations Revenue	5.000%	12/1/25	510	581
	Ohio Department of Administrative Services COP	5.000%	3/1/22	250	251
	Ohio Department of Administrative Services COP	5.000%	9/1/22	500	513
	Ohio Department of Administrative Services COP	5.000%	9/1/23	500	532
	Ohio Department of Administrative Services COP	5.000%	3/1/25	300	334
	Ohio Department of Administrative Services COP	5.000%	3/1/26	210	241
	Ohio GO	5.000%	2/1/22	1,300	1,300
	Ohio GO	5.000%	5/1/22	10,525	10,646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	5/1/22	1,935	1,957
	Ohio GO	5.000%	6/15/22	9,810	9,977
	Ohio GO	5.000%	9/15/22	9,865	10,141
	Ohio GO	5.000%	12/15/22	7,980	8,286
	Ohio GO	5.000%	5/1/23	10,945	11,519
	Ohio GO	5.000%	5/1/23	2,035	2,143
	Ohio GO	5.000%	5/1/23	275	290
	Ohio GO	5.000%	6/15/23	5,000	5,288
	Ohio GO	5.000%	6/15/23	10,660	11,275
	Ohio GO	5.000%	6/15/23	500	529
	Ohio GO	5.000%	8/1/23	4,700	4,993
	Ohio GO	5.000%	9/1/23	255	272
	Ohio GO	5.000%	9/15/23	150	160
	Ohio GO	5.000%	3/1/24	150	162
	Ohio GO	5.000%	5/1/24	2,135	2,323
	Ohio GO	5.000%	6/15/24	430	470
	Ohio GO	5.000%	8/1/24	10,240	11,235
	Ohio GO	5.000%	8/1/24	23,325	25,593
	Ohio GO	5.000%	8/1/24	700	768
	Ohio GO	5.000%	9/1/24	75	83
	Ohio GO	5.000%	9/15/24	60	66
	Ohio GO	5.000%	9/15/24	10,205	11,241
	Ohio GO	5.000%	11/1/24	60	66
	Ohio GO	5.000%	6/15/25	660	743
	Ohio GO	5.000%	8/1/25	6,215	7,027
	Ohio GO	5.000%	8/1/25	9,615	10,872
	Ohio GO	5.000%	9/15/25	3,500	3,971
	Ohio GO	5.000%	6/15/26	1,015	1,173
	Ohio GO	5.000%	8/1/26	6,725	7,801
	Ohio GO	5.000%	9/15/26	4,000	4,655
[2]	Ohio GO VRDO	0.050%	2/2/22	100	100
	Ohio GO, ETM	5.000%	8/1/24	5	5
	Ohio GO, ETM	5.000%	8/1/25	20	23
	Ohio GO, Prere.	5.000%	5/1/22	1,250	1,264
	Ohio GO, Prere.	5.000%	6/15/22	1,000	1,017
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	150	161
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,550	2,741
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	365	392
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	245	272
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,210	2,455
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	50	56
	Ohio Government Fund/Grant Revenue, Prere.	5.000%	6/15/22	2,905	2,954
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,140	2,225
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	120	125
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	285	296
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	425	457
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	3,030	3,260
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,705	1,889
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	140	157
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	9/15/23	490	521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,855	7,579
[6]	Ohio Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.460%	6/1/23	350	350
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.100%	2/1/22	9,475	9,475
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.130%	2/1/22	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.130%	2/1/22	13,000	13,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.130%	2/1/22	10,875	10,875
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	19,205	19,205
[6]	Ohio Higher Educational Facility Commission	0.010%	4/6/22	22,650	22,647
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/23	390	409
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	530
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	461
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,255
[7]	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	290
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	251
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/22	1,090	1,127
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/24	1,230	1,351
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	165	171
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	245	246
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	750	766
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	184
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	776
[7]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	675
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,750	1,802
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,225	1,261
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,335
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	2,410	2,574
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/24	2,650	2,860
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	940	1,035
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	1,250	1,377
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	2,000	2,207
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/25	1,200	1,335
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	130	145
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/25	2,150	2,439
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,355
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/24	700	759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/25	800	895
	Ohio Resource Recovery Revenue PUT	0.170%	3/1/22	7,000	7,000
	Ohio State University College & University Revenue	5.000%	12/1/22	1,190	1,234
	Ohio State University College & University Revenue	5.000%	12/1/23	260	279
	Ohio State University College & University Revenue VRDO	0.050%	2/2/22	13,700	13,700
[1,2]	Ohio State University General Receipts College & University Revenue TOB VRDO	0.090%	2/3/22	5,750	5,750
[1,2]	Ohio State University Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	4,000	4,000
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	75	78
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	370	386
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	735	768
[1,2]	Ohio Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.120%	2/3/22	7,500	7,500
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,965	2,077
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	255	270
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	95	102
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	145	158
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,865	2,069
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	745	826
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	2,120	2,414
	Ohio Water Development Authority Water Revenue	5.000%	6/1/22	1,950	1,980
	Ohio Water Development Authority Water Revenue	5.000%	12/1/22	1,650	1,711
	South-Western City School District GO	4.000%	12/1/22	1,390	1,430
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,711
	Toledo OH Water System Water Revenue	5.000%	11/15/24	1,615	1,785
	University of Akron College & University Revenue	5.000%	1/1/23	700	727
	University of Akron College & University Revenue	5.000%	1/1/24	535	574
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	625	634
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	272
[5,7]	Wright State University College & University Revenue	5.000%	5/1/23	515	541
[5,7]	Wright State University College & University Revenue	5.000%	5/1/25	490	547
					701,073
Oklahoma (0.1%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	30	33
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	300	328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/23	225	238
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/24	475	519
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	985	1,103
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/22	1,235	1,262
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	775	819
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,344
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	555
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	4,278
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	4.000%	1/1/23	90	93
	Oklahoma OK GO	5.000%	3/1/24	490	531
	Oklahoma State University College & University Revenue	5.000%	9/1/23	245	261
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	203
	Oklahoma State University College & University Revenue	5.000%	9/1/24	270	297
	Oklahoma State University College & University Revenue	5.000%	9/1/25	965	1,093
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	142
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/24	500	542
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/23	1,025	1,081
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	1,175	1,205
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	520	553
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/24	175	191
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	230	258
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/23	190	200
	University of Oklahoma College & University Revenue	4.000%	7/1/22	150	152
	University of Oklahoma College & University Revenue	4.000%	7/1/23	205	214
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	229
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,401
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,698
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,180	1,323
	University of Oklahoma College & University Revenue	5.000%	7/1/25	220	247
					22,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon (0.7%)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	375
	Clackamas County School District No. 12 North Clackamas GO, Prere.	5.000%	6/15/24	85	93
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	145
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	188
	Deschutes Public Library District GO	4.000%	6/1/24	290	310
	Deschutes Public Library District GO	4.000%	6/1/25	395	432
	Hillsboro School District No. 1J GO	5.000%	6/15/23	510	539
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	5,775	6,278
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/22	650	661
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/23	680	719
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	325	366
[1,2,4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	7,500	7,500
	Multnomah County OR GO	5.000%	6/1/22	9,205	9,346
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/22	150	153
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	25	26
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	42,970	45,455
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	500	563
	Ohio GO	5.000%	8/1/22	1,005	1,028
	Oregon (Q State Project) GO	5.000%	5/1/22	1,550	1,568
	Oregon (Q State Project) GO	5.000%	5/1/24	2,015	2,192
	Oregon (Q State Project) GO	5.000%	5/1/25	2,250	2,526
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/23	40	43
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	976
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,155	5,707
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	55
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	150	166
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	55
[1,2]	Oregon Facilities Authority College & University Revenue (Reed College Project) TOB VRDO	0.090%	2/3/22	7,500	7,500
	Oregon GO	5.000%	5/1/22	1,000	1,012
	Oregon GO	4.000%	11/1/22	1,245	1,277
	Oregon GO	5.000%	11/1/22	2,270	2,346
	Oregon GO	5.000%	5/1/23	1,365	1,438
	Oregon GO	5.000%	11/1/23	1,205	1,291
	Oregon GO	5.000%	11/1/23	1,550	1,661
	Oregon GO	5.000%	5/1/24	1,345	1,463
	Oregon GO	5.000%	6/1/24	2,975	3,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon GO	4.000%	6/1/25	1,415	1,546
	Oregon GO	5.000%	6/1/25	3,125	3,517
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	475	521
[1,2]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	16,800	16,800
	Oregon State Lottery Revenue	5.000%	4/1/24	25	27
	Oregon State Lottery Revenue	5.000%	4/1/25	1,525	1,653
	Oregon State Lottery Revenue	5.000%	4/1/26	835	932
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	475	499
	Port of Morrow OR GO	4.000%	6/1/22	110	111
	Port of Morrow OR GO	4.000%	6/1/23	150	156
	Port of Morrow OR GO	4.000%	6/1/24	160	169
	Port of Morrow OR GO	4.000%	6/1/25	165	178
	Port of Morrow OR GO	4.000%	6/1/26	170	186
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/22	460	469
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/23	275	291
	Portland OR GO	5.000%	6/1/23	2,180	2,303
	Portland OR GO	5.000%	6/1/24	1,790	1,955
	Portland OR GO	5.000%	6/1/24	590	644
	Portland OR GO	5.000%	6/1/25	1,905	2,144
	Portland OR GO	5.000%	6/1/25	620	698
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/23	545	570
	Portland OR Sewer System Sewer Revenue	5.000%	6/15/23	60	63
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	40	43
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	3,185	3,443
	Salem-Keizer School District No. 24J GO	5.000%	6/15/22	230	234
	Salem-Keizer School District No. 24J GO	5.000%	6/15/23	200	212
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	275	310
[1,2]	University of Oregon General College & University Revenue TOB VRDO	0.090%	2/3/22	15,000	15,000
	Washington County OR GO	5.000%	6/1/24	1,110	1,212
	Washington County OR GO	5.000%	3/1/25	35	39
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	1,000	991
					165,615
Pennsylvania (3.8%)
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	125	126
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	699
[7]	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/24	500	520
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	509
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,750	1,763
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/22	1,610	1,629
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	2,275	2,322
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	150	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	2,485	2,603
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	4,295	4,554
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	705	769
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	50	56
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	1,485	1,677
[1,2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	2/1/22	12,670	12,670
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	320
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/24	50	55
[4]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	250	285
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/22	75	76
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	105
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	283
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	155	169
[7]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/24	375	403
[7]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/25	870	959
[7]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/26	950	1,068
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	605	610
[4]	Altoona PA Sewer GO	5.000%	12/1/22	200	207
[4]	Altoona PA Sewer GO	5.000%	12/1/23	300	321
[5]	Armstrong School District GO	3.000%	3/15/22	300	301
[5]	Armstrong School District GO	3.000%	3/15/23	400	410
[5]	Armstrong School District GO	3.000%	3/15/24	565	584
[5]	Beaver County PA GO	4.000%	4/15/22	720	725
	Bensalem Township School District GO	3.000%	6/1/23	115	118
	Bensalem Township School District GO	3.000%	6/1/24	605	632
	Bensalem Township School District GO	4.000%	6/1/25	575	626
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/22	1,090	1,114
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	800	823
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/24	475	501
	Berks County PA GO	5.000%	11/15/22	575	595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.377%	11/1/25	1,490	1,482
[6]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.377%	11/1/25	1,765	1,756
[6]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue PUT, 67% of SOFR + 0.350%	0.377%	11/1/25	1,465	1,457
	Bethlehem Area School District GO	5.000%	11/15/25	1,965	2,231
[4]	Bethlehem PA GO	5.000%	12/1/22	300	311
[7]	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/22	865	882
[7]	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	527
[7]	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	540
[7]	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	552
[7]	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	585
[5]	Bristol Township School District GO	2.000%	6/1/23	300	304
[5]	Bristol Township School District GO	4.000%	6/1/25	125	136
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	220
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	281
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	435	477
	Bucks County PA Middletown Township GO	5.000%	8/15/24	495	544
[4]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	0.060%	2/3/22	14,070	14,070
[2]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.140%	2/3/22	2,300	2,300
[5]	Capital Region Water Revenue	5.000%	7/15/22	1,725	1,759
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	860	889
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,110	1,127
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,120	1,183
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	622
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,332
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	2,030	2,143
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	272
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	421
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	288
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	895	909
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,500	1,523
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,940	1,969
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,860	3,015
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	350	381
	Commonwealth of Pennsylvania COP	5.000%	7/1/22	300	305
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	5,100	5,119
	Commonwealth of Pennsylvania GO	5.000%	10/15/22	295	304
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	715	743
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	6,950	7,232
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	405	423
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	465	485
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	21,186
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	11,800	12,534
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	385	410
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	500	533
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	225	241
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	4,665	5,021
	Commonwealth of Pennsylvania GO	5.000%	3/1/24	65	70
	Commonwealth of Pennsylvania GO	5.000%	5/1/24	16,145	17,536
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	185	203
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	50	53
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	470	503
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	210	213
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	300	315
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	200	210
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	50	53
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	310	325
[5]	Connellsville Area School District GO	4.000%	8/15/22	535	545
[5]	Connellsville Area School District GO	4.000%	8/15/23	755	789
[5]	Connellsville Area School District GO	4.000%	8/15/24	755	803
[4]	Cornell School District GO	4.000%	9/1/22	190	194
[4]	Cornell School District GO	4.000%	9/1/23	525	548
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	102
	Delaware County Authority College & University Revenue	5.000%	10/1/23	120	127
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	270
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	293
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	1,075	1,095
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/23	1,000	1,059
	Delaware River Port Authority Highway Revenue	5.000%	1/1/23	10,200	10,607
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	235	253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	35	39
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	1,210	1,255
[6]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	9/1/22	550	550
[6]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.590%	9/1/23	2,750	2,756
[2]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.060%	2/2/22	44,500	44,500
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	815	830
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	527
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	342
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	396
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	137
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	698
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	410	434
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	875	955
	Easton Area School District GO	4.000%	4/1/22	515	518
	Easton Area School District GO	4.000%	4/1/23	485	503
	Easton Area School District GO	4.000%	4/1/24	340	361
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.060%	2/3/22	11,325	11,325
[4]	Erie School District GO	5.000%	4/1/22	325	327
[4]	Erie School District GO	5.000%	4/1/24	250	269
[2]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	11,475	11,475
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	528
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	6,205	6,252
	Haverford Township School District GO	5.000%	9/1/23	175	186
[2]	Haverford Township School District GO VRDO	0.060%	2/3/22	4,960	4,960
[5]	Hempfield Area School District GO	5.000%	3/15/22	1,000	1,005
[7]	Hempfield Township PA GO	4.000%	10/15/23	75	79
[7]	Hempfield Township PA GO	4.000%	10/15/24	100	108
[7]	Hempfield Township PA GO	4.000%	10/15/25	150	164
[7]	Hempfield Township PA GO	4.000%	10/15/26	100	112
	Kennett Consolidated School District GO	4.000%	2/15/22	800	801
[5]	Kiski Area School District GO	3.000%	3/1/22	500	501
[5]	Kiski Area School District GO	4.000%	3/1/23	350	362
[5]	Kiski Area School District GO	5.000%	3/1/24	275	297
[5]	Kiski Area School District GO	5.000%	3/1/25	260	289
[5]	Kiski Area School District GO	5.000%	3/1/26	250	286
	Lackawanna County IDA College & University Revenue	5.000%	11/1/22	1,725	1,781
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	599
	Lancaster County PA GO	4.000%	11/1/23	125	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	2/3/22	4,160	4,160
[4,7]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/22	250	255
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	180
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	160
[4,7]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	145	154
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	253
[4,7]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	247
[5]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	339
[4,7]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	220	248
[4,7]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	315	364
[4]	Lancaster School District GO	4.000%	6/1/22	530	536
[4]	Lancaster School District GO	5.000%	6/1/22	255	259
[4]	Lancaster School District GO	4.000%	6/1/23	450	469
[4]	Lancaster School District GO	5.000%	6/1/24	250	272
	Latrobe IDA College & University Revenue	5.000%	3/1/24	85	90
	Latrobe IDA College & University Revenue	5.000%	3/1/25	150	162
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	250	256
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	250	263
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	407
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	285
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	290	323
[1,2]	Lehigh County General Purpose Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.310%	2/3/22	4,855	4,855
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	3,302	3,321
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	560
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	855	906
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,239
[2]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	41,445	41,445
	Lower Merion School District GO	5.000%	11/15/24	3,350	3,710
	Lower Moreland Township School District GO	5.000%	11/1/22	615	635
	Lower Moreland Township School District GO	5.000%	11/1/23	520	557
	Lower Moreland Township School District GO	5.000%	11/1/24	1,170	1,293
	Lower Moreland Township School District GO	5.000%	11/1/25	520	591
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/22	1,305	1,352
[4]	Luzerne County PA GO	5.000%	12/15/22	1,000	1,037
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	5.000%	11/1/22	250	258
	Manheim Central School District GO	1.000%	5/1/24	75	75
	Manheim Central School District GO	1.000%	5/1/25	140	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manheim Central School District GO	1.000%	5/1/26	60	58
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,023
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,005	2,057
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	785	796
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,450	2,607
[7]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	625	678
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	560	614
[7]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	1,059
[7]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	354
[7]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	554
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	462
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	425	452
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	411
[6]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.780%	9/1/23	10,625	10,625
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	500	511
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	874
[1,2]	Mount Lebanon PA School District GO TOB VRDO	0.120%	2/3/22	15,500	15,500
[5]	New Kensington-Arnold School District GO	4.000%	5/15/22	970	979
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	220
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	168
[6]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.420%	11/1/22	810	810
[6]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.620%	11/1/24	635	638
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/23	120	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority College & University Revenue VRDO	0.060%	2/3/22	30	30
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	563
[5]	Northeastern School District/York County GO	2.000%	9/1/22	125	126
[5]	Northeastern School District/York County GO	2.000%	9/1/23	170	172
[5]	Northeastern School District/York County GO	1.000%	9/1/24	100	99
	Norwin School District GO	5.000%	4/1/22	815	821
	Norwin School District GO	5.000%	4/1/24	300	325
[4]	Octorara Area School District GO	4.000%	4/1/22	380	382
[4]	Octorara Area School District GO	4.000%	4/1/24	470	498
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	275	278
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	505	517
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	5,125	5,263
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	375	395
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	298
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	455	488
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	446
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	540	591
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	562
[1,2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	16,350	16,350
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	0.170%	4/1/22	1,750	1,750
[1,2]	Pennsylvania Economic Development Financing Authority Revenue TOB VRDO	0.130%	2/3/22	3,335	3,335
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/22	415	420
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	5,920	6,020
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	1,360	1,383
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	2,730	2,776
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/23	610	642
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	190
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	350	381
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	196
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	1,875	1,882
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.100%	2/3/22	7,560	7,560
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,202
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,160	2,333
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,578
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,419
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.200%	10/1/22	275	274
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/22	350	360
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.400%	4/1/23	160	159
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	165	163
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	330	351
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	124
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	355
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	135	148
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	117
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	223
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	281
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	124
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	215
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	141
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,266
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	286
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	171
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	144
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	128
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.090%	2/3/22	2,525	2,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.060%	2/2/22	12,900	12,900
[1,2]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	7,285	7,285
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.120%	2/3/22	4,840	4,840
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.160%	2/3/22	2,150	2,150
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	345
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	245	265
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	935	1,044
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	955	989
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	90	97
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	920	954
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	5,250	5,441
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	690	715
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	480	498
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	1,000	1,054
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	305	322
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	110	118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	4,728
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	537
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,000	1,072
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	220	238
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,587
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	25	28
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	40	44
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	554
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	1,045
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	150	167
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	279
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	113
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	282
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	275	313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	285
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.090%	2/3/22	20,000	20,000
[1,2,4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.110%	2/3/22	10,280	10,280
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.160%	2/3/22	4,140	4,140
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.160%	2/3/22	2,795	2,795
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.060%	2/3/22	27,370	27,370
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.060%	2/3/22	48,510	48,510
[4]	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	4,060	4,209
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	6,655	7,146
[6]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.660%	12/1/23	8,000	8,044
[6]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.760%	12/1/23	5,000	5,021
	Pequea Valley School District GO	2.000%	5/15/23	100	102
	Pequea Valley School District GO	3.000%	5/15/24	120	125
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	120	130
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	130	144
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	140	159
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	125	128
[2]	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue VRDO	0.060%	2/3/22	11,620	11,620
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/22	450	463
[4]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	200	226
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,300	3,396
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	625	683
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	500	546
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	500	564
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,018
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,000	1,057
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,601
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	947
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	1,020
	Philadelphia PA GO	5.000%	8/1/22	2,485	2,541
	Philadelphia PA GO	5.000%	8/1/23	60	64
	Philadelphia PA GO	5.000%	8/1/23	215	228
	Philadelphia PA GO	5.000%	8/1/24	2,635	2,885
[1,2]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.090%	2/3/22	7,500	7,500
[1,2]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.090%	2/3/22	7,500	7,500
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	90	98
	Philadelphia School District GO	5.000%	9/1/22	6,750	6,922
	Philadelphia School District GO	5.000%	9/1/22	1,300	1,333
	Philadelphia School District GO	5.000%	9/1/23	25	27
	Philadelphia School District GO	5.000%	9/1/23	1,125	1,195
	Philadelphia School District GO	5.000%	9/1/23	3,825	4,064
	Philadelphia School District GO	5.000%	9/1/23	1,930	2,051
	Philadelphia School District GO	5.000%	9/1/24	315	345
	Philadelphia School District GO	5.000%	9/1/24	1,185	1,301
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,096
	Philadelphia School District GO	5.000%	9/1/24	40	44
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.070%	2/3/22	25,365	25,365
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/22	600	600
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	890	919
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,795
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,860	2,007
[4]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/22	200	203
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	300	308
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	295	309
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	335	356
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	150
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	300
[4,6]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.710%	12/1/23	5,980	6,018
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,896
[4]	Reading School District GO	5.000%	3/1/22	540	542
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	267
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	664
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	360	405
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/22	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	119
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	189
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	183
[1,2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	2/3/22	4,000	4,000
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.100%	2/3/22	18,000	18,000
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	381
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	528
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	575	626
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	780	875
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	300	301
[4,7]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/23	735	759
[4,7]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/24	900	952
[4,7]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/25	2,180	2,326
[4,7]	Sports & Exhibition Authority of Pittsburgh and Allegheny County Intergovernmental Agreement Revenue	4.000%	2/1/26	2,265	2,456
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	765	792
[5]	State Public School Building Authority College & University Revenue	5.000%	3/1/22	325	326
[5]	State Public School Building Authority College & University Revenue	5.000%	7/15/22	445	454
[5]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	420	439
[5]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	295	313
[5]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	395	425
[5]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	205	224
[5]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	295	326
	Susquehanna Township School District GO	4.000%	5/15/22	250	253
	Susquehanna Township School District GO	4.000%	5/15/23	500	520
	Susquehanna Township School District GO	4.000%	5/15/24	530	562
[5]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	562
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	15,000	16,575
[6]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.420%	2/15/24	25,210	25,292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	155	167
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	50	50
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	664
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	100	101
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	95	99
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	295	314
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	440
[1,2,5]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.200%	2/3/22	5,665	5,665
[1,2,5]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.200%	2/3/22	3,685	3,685
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,331
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	146
[5]	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	225	236
[5]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,393
					849,928
Puerto Rico (0.2%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	490	497
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	3,250	3,325
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,800	2,894
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,065	3,268
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	3,225	3,537
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	7,015	7,884
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	27,806	26,438
					47,843
Rhode Island (0.1%)
	Cranston RI BAN GO	1.000%	8/23/22	1,750	1,753
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	535
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	563
	Providence RI GO	5.000%	1/15/23	235	244
	Providence RI GO	5.000%	1/15/24	300	320
	Providence RI GO	5.000%	1/15/25	250	274
	Providence RI GO	5.000%	1/15/26	250	280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	4,435	4,979
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	480	507
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	470	513
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	75	84
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	509
[1,2]	Rhode Island Health & Educational Building Corp. Higher Education Facilities College & University Revenue TOB VRDO	0.160%	2/3/22	6,670	6,670
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/22	385	397
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/24	430	474
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	125	142
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	475	552
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	545	572
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	10	11
[5]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,050	1,145
[5]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	635	733
[11]	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	10/1/22	1,890	1,891
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	0.450%	10/1/23	525	520
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	135	144
					23,812
South Carolina (0.5%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/23	25	27
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	930	995
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	50	54
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/23	690	713
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	100	106
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/22	190	196
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	885	975
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/23	380	394
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/25	450	488
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/26	275	304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,150	1,163
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,915	1,956
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,664
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,286
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,180	2,457
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	2,154
	Lexington County School District No. 1 GO	4.000%	2/1/24	350	371
	Oconee County School District GO	5.000%	3/1/25	470	525
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,875	18,815
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/23	1,740	1,777
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/23	3,500	3,637
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	760	803
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,267
	Renewable Water Resources Sewer Revenue	5.000%	1/1/24	2,200	2,370
	Renewable Water Resources Sewer Revenue	5.000%	1/1/25	2,855	3,177
	Renewable Water Resources Sewer Revenue	5.000%	1/1/26	2,525	2,895
	Richland County School District No. 2 GO	5.000%	3/1/24	9,100	9,846
	South Carolina GO	5.000%	4/1/24	980	1,065
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,060	1,149
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	28,278
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	6,000	6,000
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	481
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	2,156
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	1,000	1,138
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	625	711
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	415	485
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	315	368
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/22	145	150
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/23	160	172
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/24	185	205
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	100	107
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	875	938
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	110	125
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	435	473
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	609
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	520	528
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	570	579
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	670	680
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	105	112
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue, Prere.	5.000%	10/1/22	8,115	8,356
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	800	807
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	394
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	615	645
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	541
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	365	395
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	558
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	404
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	645
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	324
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	227
					121,275
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Revenue, Prere.	5.000%	6/1/23	1,900	2,005
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	202
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	165
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	485	547
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	255	289
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	324
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	3,680	3,680
					12,399
Tennessee (1.6%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	10,815	11,256
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/24	65	71
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	619
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.120%	2/1/22	4,165	4,165
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.120%	2/1/22	8,280	8,280
	Franklin IN GO	5.000%	3/1/22	1,170	1,175
	Franklin IN GO	5.000%	3/1/22	1,640	1,646
	Franklin IN GO	5.000%	6/1/24	1,000	1,092
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,250	1,273
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	915	968
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	900	951
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,505	1,588
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	960	1,006
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/23	50	52
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	523
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	50	52
	Knox County TN GO	5.000%	6/1/23	1,155	1,219
	Knox County TN GO	5.000%	6/1/23	2,145	2,265
	Knox County TN GO	5.000%	6/1/24	1,540	1,680
	Knoxville TN GO	5.000%	5/1/24	12,170	13,241
	Memphis TN GO	5.000%	11/1/23	110	118
	Memphis TN GO	5.000%	4/1/25	115	129
	Memphis TN GO	5.000%	4/1/26	2,510	2,799
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/23	1,240	1,324
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,820
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	705	801
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/23	135	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	180
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue, Prere.	3.250%	10/3/22	100	102
[6]	Metropolitan Government of Nashville & Davidson County TN	0.010%	2/8/22	12,500	12,500
	Metropolitan Government of Nashville & Davidson County TN CP	0.000%	3/9/22	17,500	17,500
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/23	195	206
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/23	275	286
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	50	53
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	275	291
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	395	418
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,395	4,803
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	400	451
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,690
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	350	394
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	100	104
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	85	90
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	250	282
[1,2]	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue TOB VRDO	0.160%	2/3/22	2,500	2,500
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.120%	2/1/22	405	405
	Montgomery County TN GO	5.000%	6/1/24	1,175	1,281
	Montgomery County TN GO	4.000%	4/1/25	500	517
	Montgomery County TN GO	5.000%	6/1/25	1,175	1,320
	Rutherford County TN GO	5.000%	4/1/24	1,875	2,037
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.100%	2/1/22	19,600	19,600
	Shelby County TN GO	5.000%	3/1/23	265	277
	Shelby County TN GO	5.000%	4/1/24	7,295	7,915
	Shelby County TN GO	5.000%	4/1/25	7,790	8,724
	Shelby County TN GO VRDO	0.060%	2/3/22	40,800	40,800
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	28,760	31,510
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	11,805	12,108
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/22	105	108
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,580	2,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	35	37
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	133
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	137
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	281
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	229
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	62,690	64,611
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	14,195	15,336
	Tennessee GO	5.000%	2/1/22	7,270	7,270
	Tennessee GO	4.000%	8/1/22	6,865	6,988
	Tennessee GO	5.000%	8/1/22	1,500	1,534
	Tennessee GO	5.000%	11/1/23	3,685	3,948
	Tennessee GO	5.000%	11/1/24	4,895	5,421
	Tennessee GO	5.000%	11/1/25	2,660	3,037
	Tennessee GO	5.000%	8/1/26	850	961
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	0.250%	7/1/22	7,935	7,927
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,830	3,035
	Williamson County TN GO	5.000%	4/1/22	1,450	1,461
	Williamson County TN GO	5.000%	4/1/22	1,465	1,476
	Wilson County TN GO	5.000%	4/1/23	2,885	3,029
					358,238
Texas (12.1%)
	Abilene TX GO, Prere.	5.000%	2/15/24	16,165	17,469
	Alamo Community College District GO	5.000%	2/15/24	1,325	1,432
[17]	Aldine Independent School District GO	5.000%	2/15/23	580	606
[17]	Aldine Independent School District GO	5.000%	2/15/25	100	111
[17]	Aledo Independent School District GO	5.000%	2/15/23	175	183
[17]	Aledo Independent School District GO	5.000%	2/15/24	435	470
[17]	Aledo Independent School District GO	5.000%	2/15/24	180	194
[17]	Aledo Independent School District GO	5.000%	2/15/25	415	463
[17]	Aledo Independent School District GO	5.000%	2/15/26	460	527
[17]	Alief Independent School District GO	5.000%	2/15/22	1,000	1,002
[17]	Alief Independent School District GO	4.000%	2/15/23	1,000	1,003
[17]	Allen Independent School District GO	5.000%	2/15/23	1,990	2,079
[17]	Alvin TX Independent School District GO	5.000%	2/15/25	685	765
[17]	Alvin TX Independent School District GO PUT	1.250%	8/15/22	8,590	8,622
[17]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,259
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	60	61
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	318
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	195	210
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	224
	Arlington TX GO	5.000%	8/15/22	1,400	1,434
	Arlington TX GO	5.000%	8/15/23	1,000	1,064
	Arlington TX GO	5.000%	8/15/23	1,495	1,590
[17]	Arlington TX Independent School District GO	5.000%	2/15/25	125	139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Arlington TX Independent School District GO, Prere.	4.000%	2/15/23	50	52
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	258
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	238
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	325
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	150	153
[17]	Austin Independent School District GO	5.000%	8/1/22	445	455
[7,17]	Austin Independent School District GO	5.000%	8/1/22	1,000	1,019
[7,17]	Austin Independent School District GO	5.000%	8/1/23	20,000	21,230
	Austin Independent School District GO	5.000%	8/1/24	3,970	4,352
[17]	Austin Independent School District GO	5.000%	8/1/24	1,750	1,922
[7,17]	Austin Independent School District GO	5.000%	8/1/24	27,550	30,201
[17]	Austin Independent School District GO	5.000%	8/1/25	1,500	1,697
[17]	Austin Independent School District GO	5.000%	8/1/26	580	673
[1,2]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	0.100%	2/1/22	7,230	7,230
	Austin TX GO	5.000%	5/1/23	1,570	1,653
	Austin TX GO	5.000%	9/1/23	1,000	1,065
	Austin TX GO	5.000%	9/1/23	1,145	1,220
	Austin TX GO	5.000%	11/1/23	1,615	1,730
	Austin TX GO	5.000%	5/1/24	1,615	1,758
	Austin TX GO	5.000%	9/1/24	1,615	1,777
	Austin TX GO	5.000%	9/1/24	1,300	1,431
	Austin TX GO	5.000%	11/1/24	1,670	1,847
	Austin TX GO	5.000%	5/1/25	1,665	1,870
	Austin TX GO	5.000%	9/1/25	1,170	1,327
	Austin TX GO	5.000%	9/1/25	1,000	1,135
	Austin TX GO	5.000%	11/1/25	1,720	1,961
	Austin TX GO	5.000%	5/1/26	1,715	1,983
[6]	Austin TX Utility System Revenue	0.010%	3/2/22	4,162	4,162
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	507
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/23	95	102
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/24	70	77
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	506
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/23	110	118
[17]	Barbers Hill Independent School District GO	5.000%	2/15/24	500	540
	Baytown TX GO	5.000%	2/1/24	1,115	1,200
[17]	Beaumont Independent School District GO	5.000%	2/15/25	175	195
	Bexar County TX GO	5.000%	6/15/23	1,885	1,993
	Bexar County TX GO	5.000%	6/15/24	385	420
	Bexar County TX GO, Prere.	5.000%	6/15/23	24,850	26,281
	Bexar County TX GO, Prere.	5.125%	6/15/23	115	122
[17]	Birdville Independent School District GO	5.000%	2/15/24	1,345	1,452
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/23	195	207
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/23	125	133
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	155	170
[17]	Brazosport Independent School District GO	5.000%	2/15/23	1,550	1,619
[17]	Brazosport Independent School District GO	5.000%	2/15/25	2,330	2,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Burleson Independent School District GO PUT	2.500%	8/1/22	2,500	2,524
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/23	315	334
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/24	500	548
[17]	Burnet Consolidated Independent School District GO	5.000%	8/1/25	350	396
[17]	Calhoun County Independent School District GO	5.000%	2/15/22	475	476
[17]	Calhoun County Independent School District GO	5.000%	2/15/23	6,415	6,694
[17]	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	4,199
[17]	Canyon Independent School District GO	5.000%	2/15/23	215	225
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	9/1/22	6,875	6,881
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,282
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	3,450	3,605
[17]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	510
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	755	841
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	110	114
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	130	143
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,700	1,841
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	140	145
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	55	57
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	590	604
[17]	Channelview Independent School District GO	5.000%	8/15/24	3,615	3,972
[17]	Clear Creek Independent School District GO	5.000%	2/15/22	1,675	1,678
[17]	Clear Creek Independent School District GO	4.000%	2/15/23	635	657
[17]	Clear Creek Independent School District GO	5.000%	2/15/23	430	449
[17]	Clear Creek Independent School District GO	5.000%	2/15/24	530	573
[17]	Clear Creek Independent School District GO	5.000%	2/15/24	950	1,027
[17]	Clear Creek Independent School District GO	5.000%	2/15/25	580	647
[17]	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,539
[17]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,446
[17]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,250	2,202
[4]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.150%	7/1/31	3,875	3,875
	College Station TX GO	5.000%	2/15/22	1,655	1,658
	College Station TX GO	5.000%	2/15/23	1,735	1,813
	Collin County TX GO	5.000%	2/15/25	1,705	1,901
	Collin County TX GO	5.000%	2/15/26	1,000	1,147
[17]	Comal Independent School District GO	5.000%	2/1/24	2,860	3,088
[17]	Comal Independent School District GO	5.000%	2/1/25	1,510	1,673
[17]	Conroe Independent School District GO	5.000%	2/15/22	3,915	3,922
[17]	Conroe Independent School District GO	5.000%	2/15/23	10,600	11,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Conroe Independent School District GO	5.000%	2/15/24	9,380	10,136
[17]	Conroe Independent School District GO	5.000%	2/15/25	115	128
	Corpus Christi TX GO	5.000%	3/1/23	1,010	1,057
	Corpus Christi TX GO	5.000%	3/1/24	920	996
	Corpus Christi TX GO	5.000%	3/1/25	890	992
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	1,375	1,439
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	350	366
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	1,500	1,566
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/24	100	108
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,030	1,147
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	125	135
[17]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,750	10,791
[17]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	14,095	14,149
[17]	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	16,625	16,689
[17]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,815	8,580
[17]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,965	12,620
[17]	Cypress-Fairbanks Independent School District GO, Prere.	4.000%	2/15/23	10,140	10,490
[17]	Cypress-Fairbanks Independent School District GO, Prere.	5.000%	2/15/23	1,135	1,186
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	145	150
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	648
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,149
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	445	493
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	180	199
[1,2,9]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	0.090%	2/3/22	5,500	5,500
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,585	1,755
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,010	1,118
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,310	1,312
	Dallas County TX GO	5.000%	8/15/22	3,700	3,790
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/22	5,255	5,431
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,600	1,711
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	190	203
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	4,415	4,723
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	200	214
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,040	1,177
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,525	2,857
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,160	8,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,290	2,659
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,769
[17]	Dallas Independent School District GO	4.000%	2/15/23	8,000	8,270
[7,17]	Dallas Independent School District GO	5.000%	2/15/23	7,880	8,214
[17]	Dallas Independent School District GO	5.000%	8/15/23	905	962
[17]	Dallas Independent School District GO	4.000%	2/15/24	10,345	10,955
[17]	Dallas Independent School District GO	5.000%	8/15/24	55	60
[17]	Dallas Independent School District GO	5.000%	2/15/25	3,500	3,898
[17]	Dallas Independent School District GO	5.000%	8/15/25	3,260	3,579
[17]	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	850	851
[17]	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	1,395	1,397
	Dallas TX GO	5.000%	2/15/22	9,075	9,091
	Dallas TX GO	5.000%	2/15/22	7,700	7,713
	Dallas TX GO	5.000%	2/15/23	3,485	3,642
	Dallas TX GO	5.000%	2/15/23	1,670	1,673
	Dallas TX GO	5.000%	2/15/23	10,030	10,481
	Dallas TX GO	5.000%	2/15/23	7,700	8,046
	Dallas TX GO	5.000%	2/15/23	15,545	16,244
	Dallas TX GO	5.000%	2/15/24	55	59
	Dallas TX GO	5.000%	2/15/24	75	75
	Dallas TX GO	5.000%	2/15/24	15,525	16,776
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	500	547
[17]	Deer Park Independent School District GO PUT	0.160%	10/3/22	1,880	1,875
	Denton County TX GO	5.000%	7/15/24	1,145	1,254
	Denton County TX GO	5.000%	7/15/25	1,000	1,096
[17]	Denton Independent School District GO PUT	2.000%	8/1/24	5,075	5,188
[17]	Denton Independent School District GO, Prere.	5.000%	8/15/24	1,300	1,425
	Denton TX County GO, Prere.	5.000%	7/15/24	9,455	10,360
[17]	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,000	1,978
[17]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/24	720	791
[17]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	675	764
[17]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	904
[17]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	765	840
[17]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	15,614
	Ector County Hospital District GO	5.000%	9/15/22	210	215
	Ector County Hospital District GO	5.000%	9/15/24	445	478
	Ector County Hospital District GO	5.000%	9/15/25	250	275
	El Paso TX GO	5.000%	8/15/22	430	441
	El Paso TX GO	5.000%	8/15/22	800	819
	El Paso TX GO	5.000%	8/15/22	735	753
	El Paso TX GO	5.000%	8/15/23	370	394
	El Paso TX GO	5.000%	8/15/23	455	484
	El Paso TX GO	5.000%	8/15/24	155	170
	El Paso TX GO	5.000%	8/15/24	350	384
	El Paso TX GO	5.000%	8/15/24	480	526
	El Paso TX GO	5.000%	8/15/24	20	22
	El Paso TX GO	5.000%	8/15/25	960	1,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX GO	5.000%	8/15/25	500	565
	El Paso TX GO	5.000%	8/15/25	750	847
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	3,750	3,764
[5]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	275	276
[5]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	630	645
[5]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	602
[5]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	184
	Fort Bend County TX GO	5.000%	3/1/23	575	602
	Fort Bend County TX GO	5.000%	3/1/23	630	659
	Fort Bend County TX GO	5.000%	3/1/24	215	233
	Fort Bend County TX GO	5.000%	3/1/24	725	785
	Fort Bend County TX GO	5.000%	3/1/25	200	223
	Fort Bend County TX GO	5.000%	3/1/25	500	559
[1,2]	Fort Bend County TX Toll Road Highway Revenue TOB VRDO	0.100%	2/3/22	3,055	3,055
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/23	1,000	1,046
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	541
[17]	Fort Bend Independent School District GO	5.000%	8/15/24	400	440
[17]	Fort Bend Independent School District GO	5.000%	8/15/25	160	181
[17]	Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,385	10,456
[17]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,980	2,951
	Fort Worth Independent School District GO	5.000%	2/15/22	2,010	2,013
	Fort Worth Independent School District GO	5.000%	2/15/23	2,165	2,262
[17]	Fort Worth Independent School District GO	5.000%	2/15/23	1,750	1,828
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	4,888
[17]	Fort Worth Independent School District GO	5.000%	2/15/24	2,000	2,160
[17]	Fort Worth Independent School District GO	5.000%	2/15/25	1,155	1,287
	Fort Worth TX GO	4.000%	3/1/23	2,255	2,336
	Fort Worth TX GO	5.000%	3/1/24	6,490	7,016
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,247
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/22	1,665	1,668
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/22	905	907
[17]	Frisco Independent School District GO	5.000%	8/15/22	1,260	1,291
	Frisco TX GO	5.000%	2/15/25	920	959
[17]	Galena Park Independent School District GO	5.000%	8/15/22	580	594
[17]	Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,819
[17]	Garland Independent School District GO	5.000%	2/15/25	1,955	2,180
	Garland TX GO	5.000%	2/15/23	500	522
[17]	Georgetown Independent School District GO	5.000%	8/15/22	380	389
[17]	Georgetown Independent School District GO PUT	2.750%	8/1/22	9,530	9,639
[17]	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	4,075	4,075
[17]	Goose Creek Consolidated Independent School District GO PUT	0.150%	10/3/22	4,100	4,089
[17]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	1,860	1,790
[17]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	107,890	112,309
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	49,485	52,742
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	27,395	29,235
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	63,650	68,188
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,400	10,109
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	215	245
[5]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,200	1,209
[17]	Harlandale Independent School District GO PUT	0.750%	8/15/25	9,400	9,400
[6]	Harris County Cultural Education Facilities Finance Corp.	0.010%	2/2/22	34,165	34,165
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	508
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,030
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	310	320
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,037
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	739
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	25	27
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,334
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,685	1,808
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,204
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	905	1,026
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	7,115	7,361
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	1,350	1,399
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,450	11,504
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	1,050	1,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,505	3,862
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	4,003
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	475	551
[6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, 1M USD LIBOR + 0.650%	0.721%	7/1/24	2,500	2,506
[6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.480%	12/1/22	6,500	6,499
[1,2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	10,964	10,964
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	9,100	9,100
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/2/22	9,500	9,500
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	104
	Harris County Flood Control District GO	4.000%	10/1/23	2,140	2,251
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,614
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,702
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	1,982
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	200	221
	Harris County Flood Control District Lease Revenue	5.000%	10/1/23	11,655	12,450
[4]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.100%	7/1/31	4,325	4,325
[4]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.100%	7/1/31	575	575
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,770	1,847
	Harris County TX GO	5.000%	10/1/22	10,005	10,304
	Harris County TX GO	5.000%	8/15/23	3,280	3,490
	Harris County TX GO	5.000%	10/1/23	1,410	1,507
	Harris County TX GO	5.000%	10/1/24	230	237
	Harris County TX GO	5.000%	10/1/24	255	263
	Harris County TX GO	5.000%	10/1/24	5,640	6,223
	Harris County TX Highway Revenue	5.000%	8/15/23	130	138
	Harris County TX Highway Revenue	5.000%	8/15/24	295	324
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	100	110
[1]	Hays County TX	2.500%	9/15/25	160	160
	Hays County TX GO	5.000%	2/15/22	820	821
	Hidalgo County TX GO	4.000%	8/15/22	580	591
	Hidalgo County TX GO	5.000%	8/15/25	570	642
	Hidalgo County TX GO	5.000%	8/15/26	500	578
	Houston Community College System GO	4.000%	2/15/23	900	930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston Community College System GO	4.000%	2/15/23	2,085	2,155
	Houston Community College System GO	5.000%	2/15/24	1,720	1,857
	Houston Community College System GO	5.000%	2/15/24	3,870	4,178
	Houston Community College System GO	5.000%	2/15/25	1,855	2,066
	Houston Community College System GO	5.000%	2/15/25	6,535	7,280
	Houston Higher Education Finance Corp. College & University Revenue VRDO	0.040%	2/2/22	16,475	16,475
[17]	Houston Independent School District GO	5.000%	2/15/22	2,590	2,594
[17]	Houston Independent School District GO	5.000%	2/15/23	50	52
[17]	Houston Independent School District GO	5.000%	2/15/23	1,155	1,207
[17]	Houston Independent School District GO	5.000%	2/15/24	295	318
[17]	Houston Independent School District GO	5.000%	2/15/24	115	124
	Houston Independent School District GO	5.000%	7/15/24	400	438
[17]	Houston Independent School District GO PUT	2.250%	6/1/22	23,675	23,804
[17]	Houston Independent School District GO PUT	2.250%	6/1/22	21,500	21,617
[17]	Houston Independent School District GO PUT	4.000%	6/1/23	5,345	5,565
[17]	Houston Independent School District GO PUT	4.000%	6/1/23	12,470	12,983
[17]	Houston Independent School District GO PUT	3.000%	6/1/24	2,100	2,192
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.070%	2/3/22	37,900	37,900
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	100	105
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	445	484
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	225	249
[6]	Houston TX Combined Utility System Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.010%	0.070%	2/7/22	5,000	5,000
[2]	Houston TX Combined Utility System Water Revenue VRDO	0.080%	2/3/22	76,225	76,225
	Houston TX GO	5.000%	3/1/22	3,185	3,197
	Houston TX GO	5.000%	3/1/23	200	209
	Houston TX GO	5.000%	3/1/23	2,185	2,287
	Houston TX GO	5.000%	3/1/24	165	178
	Houston TX GO, Prere.	5.000%	3/1/22	250	251
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/22	90	92
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	280	293
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	134
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	140	153
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	156
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	1,000	1,024
[6]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.160%	10/15/23	1,475	1,476
[17]	Irving Independent School District GO	5.000%	2/15/24	1,975	2,132
[17]	Irving Independent School District GO	5.000%	2/15/25	75	84
	Irving TX GO	4.000%	9/15/22	2,980	3,045
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	790
[17]	Joshua Independent School District GO, Prere.	5.000%	8/15/24	6,745	7,411
[1]	Justin TX	2.500%	9/1/26	125	122
[17]	Katy Independent School District GO	5.000%	2/15/22	4,950	4,959
[17]	Katy Independent School District GO	5.000%	2/15/24	115	120
[17]	Katy Independent School District GO	5.000%	2/15/25	205	228
[17]	Katy Independent School District GO, Prere.	5.000%	2/15/23	35	37
	Kaufman County TX GO	5.000%	2/15/23	155	162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaufman County TX GO	5.000%	2/15/23	115	120
	Kaufman County TX GO	5.000%	2/15/24	215	232
	Kaufman County TX GO	5.000%	2/15/24	120	129
[17]	Keller TX Independent School District GO	5.000%	2/15/23	1,680	1,754
[17]	Killeen Independent School District GO	5.000%	2/15/23	2,000	2,089
[17]	Klein Independent School District GO	5.000%	2/1/24	1,000	1,079
[17]	Klein Independent School District GO	5.000%	8/1/24	40	44
[17]	La Joya Independent School District GO	5.000%	2/15/23	1,450	1,513
[17]	La Joya Independent School District GO	5.000%	2/15/24	2,765	2,980
[17]	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,189
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/24	215	234
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/26	300	341
[17]	Lake Travis Independent School District GO PUT	2.625%	2/15/22	3,105	3,108
[17]	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	505	505
[17]	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,020	1,021
[17]	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,280	1,281
[1,2,17]	Lamar Consolidated Independent School District GO TOB VRDO	0.120%	2/3/22	1,970	1,970
[17]	Laredo College District Combined Fee Revenue GO	5.000%	8/1/24	1,665	1,824
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/23	345	361
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,722
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	128
[17]	Leander Independent School District GO	5.000%	8/15/22	2,250	2,305
[17]	Leander Independent School District GO	5.000%	8/15/23	1,500	1,595
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	373
[17]	Leander Independent School District GO, Prere.	0.000%	8/15/24	6,000	1,467
[17]	Lewisville Independent School District GO	5.000%	8/15/22	1,185	1,214
[17]	Lewisville Independent School District GO	5.000%	8/15/22	6,210	6,362
[17]	Lewisville Independent School District GO	5.000%	8/15/25	1,870	2,117
[17]	Little Elm Independent School District GO	5.000%	8/15/23	950	1,010
[17]	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,098
[17]	Little Elm Independent School District GO PUT	0.680%	8/15/25	2,745	2,745
	Lone Star College System GO	5.000%	2/15/22	1,150	1,152
	Lone Star College System GO	5.000%	2/15/22	2,310	2,314
	Lone Star College System GO	5.000%	2/15/23	3,455	3,610
	Lone Star College System GO	5.000%	2/15/23	1,920	2,006
	Lone Star College System GO	5.000%	2/15/23	150	157
	Lone Star College System GO	5.000%	2/15/24	300	324
	Lone Star College System GO	5.000%	2/15/24	9,055	9,775
	Lone Star College System GO	5.000%	2/15/25	1,025	1,141
	Lone Star College System GO	5.000%	2/15/25	10,000	11,130
[17]	Longview Independent School District GO	5.000%	2/15/23	625	653
[17]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/23	400	425
[17]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/24	555	609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/23	200	211
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,530	1,662
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	85	86
[7]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,145	1,242
[7]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,240	1,384
[4,7]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	820	940
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	507
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	4,605	4,666
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,755	3,959
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	310	337
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	543
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,785	1,939
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	920	1,028
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	425	475
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,015	2,252
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,289
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,153
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	75	79
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	545	592
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	40	44
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	120	134
[1,2]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.090%	2/3/22	7,970	7,970
[1,2]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.180%	2/3/22	5,370	5,370
	Lubbock County TX GO	4.000%	2/15/24	1,580	1,673
[17]	Lubbock Independent School District GO	5.000%	2/15/22	250	250
[17]	Lubbock Independent School District GO	5.000%	2/15/23	565	589
	Lubbock TX GO	5.000%	2/15/24	1,000	1,079
	Lubbock TX GO	5.000%	2/15/25	1,170	1,302
	Lubbock TX Water & Wastewater System Water Revenue	3.000%	2/15/22	370	370
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/23	305	319
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	665	718
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/25	525	585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mainland College GO	5.000%	8/15/22	625	640
	Mainland College GO	5.000%	8/15/23	500	531
	Mainland College GO	5.000%	8/15/24	275	301
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/22	500	512
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	665	725
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	265	293
	Midland County Hospital District GO	5.000%	5/15/25	365	409
	Midland County Hospital District GO	5.000%	5/15/26	395	453
[17]	Midland Independent School District GO	5.000%	2/15/26	130	149
	Midland TX GO	5.000%	3/1/24	1,685	1,820
[17]	Midlothian Independent School District GO	5.000%	2/15/22	1,635	1,638
[17]	Midlothian Independent School District GO	5.000%	2/15/23	1,410	1,472
[17]	Midlothian Independent School District GO	5.000%	2/15/24	500	540
[17]	Midlothian Independent School District GO	5.000%	2/15/25	365	406
[17]	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,355	3,411
[17]	Midway Independent School District GO	5.000%	8/15/23	325	345
[17]	Nederland Independent School District GO	5.000%	8/15/22	1,620	1,659
[17]	Nederland Independent School District GO	5.000%	8/15/24	95	104
[17]	Nederland Independent School District GO	5.000%	8/15/26	1,905	2,216
	New Braunfels TX GO	5.000%	2/1/23	710	740
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,370
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,457
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,295
[6]	New Braunfels TX Utility System Revenue	0.010%	2/8/22	12,450	12,450
[6]	New Braunfels TX Utility System Revenue	0.010%	3/8/22	15,000	15,000
[17]	New Caney Independent School District	5.000%	2/15/24	100	108
[17]	New Caney Independent School District GO PUT	1.250%	8/15/24	2,900	2,904
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	691
[1,2]	New York State Urban Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	6,500	6,500
[17]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	105
[17]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	113
[17]	North East TX Independent School District GO	5.000%	2/1/23	3,290	3,433
[17]	North East TX Independent School District GO	5.000%	8/1/23	500	531
[17]	North East TX Independent School District GO PUT	0.250%	8/1/22	1,665	1,665
[17]	North East TX Independent School District GO PUT	2.375%	8/1/22	8,180	8,258
[17]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,393
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/22	885	918
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/23	1,415	1,520
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	824
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	767
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/22	2,950	3,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Municipal Water District Water System Water Revenue	5.250%	9/1/22	4,705	4,724
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,220
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	2,140	2,313
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	350	351
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	175	182
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,540	3,676
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,395	3,528
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,185	2,271
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,460	5,670
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	190	204
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	475	492
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,620	1,677
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,693
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	10,385	11,147
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,850	6,279
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	320	332
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	371
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,315	3,443
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,380	5,968
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	6,811
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,150	2,306
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,000	1,037
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.140%	2/3/22	2,825	2,825
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.140%	2/3/22	6,245	6,245
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.140%	2/3/22	4,540	4,540
[15]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	300	343
[17]	Northside Independent School District GO PUT	1.750%	6/1/22	1,460	1,460
[17]	Northside Independent School District GO PUT	2.750%	8/1/23	17,370	17,808
[17]	Northside Independent School District GO PUT	1.600%	8/1/24	16,565	16,754
[17]	Northside Independent School District GO PUT	0.700%	6/1/25	13,160	12,812
[17]	Northwest Independent School District GO	5.000%	2/15/24	105	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,275	15,381
[4]	Pasadena Independent School District GO VRDO	0.060%	2/3/22	25,230	25,230
[17]	Pearland Independent School District GO	5.000%	2/15/23	385	402
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	115	117
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	210	230
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/25	225	246
[17]	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,850	1,868
[17]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,091
	Pflugerville TX GO	5.000%	8/1/23	400	425
	Pflugerville TX GO	5.000%	8/1/23	650	690
	Pflugerville TX GO	5.000%	8/1/24	765	838
	Pflugerville TX GO	5.000%	8/1/24	600	657
	Pflugerville TX GO	5.000%	8/1/25	390	440
	Pflugerville TX GO	5.000%	8/1/25	400	451
[17]	Plano Independent School District GO	5.000%	2/15/23	360	376
[17]	Plano Independent School District GO	5.000%	2/15/24	65	70
[17]	Port Arthur Independent School District GO, Prere.	5.000%	2/15/25	150	167
[17]	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,660	7,420
[17]	Prosper Independent School District GO	5.000%	2/15/26	500	574
	Red River Education Finance Corp. College & University Revenue VRDO	0.050%	2/2/22	36,000	36,000
[17]	Richardson Independent School District GO	5.000%	2/15/22	500	501
[17]	Richardson Independent School District GO	5.000%	2/15/22	5,500	5,509
[17]	Richardson Independent School District GO	5.000%	2/15/23	4,000	4,180
[17]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/22	200	204
[17]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/23	545	571
[17]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/24	810	869
[17]	Rio Grande City Consolidated Independent School District GO	5.000%	8/15/25	540	610
	Rockland County TX GO	5.000%	2/1/22	345	345
	Rockland County TX GO	5.000%	2/1/24	425	458
[17]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	200	223
[17]	Round Rock Independent School District GO	5.000%	8/1/23	100	106
[17]	Round Rock Independent School District GO	5.000%	8/1/24	2,575	2,827
[17]	Round Rock Independent School District GO	5.000%	8/1/24	325	357
[17]	Round Rock Independent School District GO	5.000%	8/1/25	500	566
	Round Rock TX GO	5.000%	8/15/22	1,120	1,147
	San Angelo TX GO	2.000%	2/15/24	5,335	5,432
	San Angelo TX GO	2.000%	2/15/25	2,720	2,780
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	190	198
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	6,230	6,366
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	125	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,310	1,340
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	85	95
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,287
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,550	13,763
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	11,510	11,704
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,560	13,819
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	8,290	8,442
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.090%	2/3/22	12,695	12,695
[6]	San Antonio TX Electric And Gas Revenue	0.000%	2/16/22	17,500	17,500
	San Antonio TX GO	5.000%	8/1/23	9,035	9,600
	San Antonio TX GO	5.000%	2/1/24	210	227
	San Antonio TX GO, Prere.	5.000%	2/1/22	570	570
[17]	San Antonio TX Independent School District GO	5.000%	8/15/22	1,250	1,281
[17]	San Antonio TX Independent School District GO	5.000%	8/15/23	1,600	1,702
[17]	San Antonio TX Independent School District GO	5.000%	2/15/24	140	151
[17]	San Antonio TX Independent School District GO	5.000%	8/15/24	1,395	1,533
[6]	San Antonio Water System	0.000%	2/3/22	26,420	26,420
	San Antonio Water System CP	0.010%	3/1/22	4,825	4,825
	San Antonio Water System Water Revenue	5.000%	5/15/24	450	483
	San Antonio Water System Water Revenue	5.000%	5/15/25	450	474
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	16,240	16,381
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	9,395	9,736
[17]	Sherman Independent School District GO PUT	2.000%	8/1/23	1,260	1,280
[17]	Socorro Independent School District GO, Prere.	5.000%	8/15/23	250	266
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	500	515
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/23	290	306
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	125	136
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	150	170
[17]	Southwest Independent School District GO	5.000%	2/1/24	100	108
[17]	Spring Branch Independent School District GO	5.000%	2/1/23	1,520	1,586
[17]	Spring Independent School District GO	5.000%	8/15/23	680	723
[17]	Spring Independent School District GO	5.000%	8/15/24	605	664
[17]	Spring Independent School District GO	5.000%	8/15/25	500	565
[17]	Spring Independent School District GO	5.000%	8/15/26	500	580
	Sugar Land TX GO	5.000%	2/15/25	1,200	1,337
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	975	993
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	850	899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	150	162
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Scott & White Healthcare Project) TOB VRDO	0.120%	2/3/22	3,900	3,900
[6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	0.450%	12/16/22	46,590	46,627
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	8,575	8,575
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/2/22	21,615	21,615
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/2/22	19,200	19,200
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/2/22	4,100	4,100
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/7/22	22,180	22,180
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	200	210
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	325	345
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	100	106
[2]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.080%	2/3/22	5,815	5,815
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/25	130	145
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/22	500	502
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	140	151
	Temple TX Utility System Water Revenue	5.000%	8/1/23	360	382
	Temple TX Utility System Water Revenue	5.000%	8/1/24	460	504
	Temple TX Utility System Water Revenue	5.000%	8/1/25	925	1,045
	Texas A&M University College & University Revenue	4.000%	5/15/23	2,750	2,864
	Texas A&M University College & University Revenue	5.000%	5/15/23	4,785	5,045
	Texas A&M University College & University Revenue	5.000%	5/15/24	410	446
	Texas A&M University College & University Revenue	5.000%	5/15/24	1,375	1,497
	Texas A&M University College & University Revenue	5.000%	5/15/24	170	185
	Texas A&M University College & University Revenue	5.000%	5/15/25	295	331
	Texas A&M University College & University Revenue	5.000%	5/15/25	30	34
[17]	Texas City TX Independent School District GO	5.000%	8/15/22	225	230
[17]	Texas City TX Independent School District GO	5.000%	8/15/23	595	633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Texas City TX Independent School District GO	3.000%	2/15/24	1,025	1,066
	Texas GO	5.000%	8/1/22	965	987
	Texas GO	5.000%	8/1/22	2,185	2,193
	Texas GO	5.000%	4/1/23	1,000	1,050
	Texas GO	5.000%	8/1/23	1,730	1,736
	Texas GO	5.000%	10/1/23	205	219
	Texas GO	5.000%	10/1/23	100	107
	Texas GO	5.000%	10/1/23	95	102
	Texas GO	5.000%	4/1/24	100	109
	Texas GO	5.000%	4/1/24	50	54
	Texas GO	5.000%	10/1/24	110	121
	Texas GO	5.000%	10/1/24	35	39
	Texas GO	5.000%	4/1/25	125	135
	Texas GO	5.000%	8/1/25	5,040	5,693
	Texas GO	5.000%	10/1/25	5,480	5,929
	Texas GO	5.000%	10/1/25	5,835	6,422
	Texas GO	5.000%	10/1/25	1,000	1,135
	Texas GO	5.000%	10/1/25	1,635	1,856
	Texas GO	5.000%	10/1/25	590	670
	Texas GO	5.000%	4/1/26	1,040	1,195
	Texas GO	4.000%	8/1/26	1,050	1,150
	Texas GO VRDO	0.060%	2/2/22	7,920	7,920
	Texas GO VRDO	0.060%	2/2/22	7,465	7,465
[2]	Texas GO VRDO	0.070%	2/2/22	58,090	58,090
	Texas GO VRDO	0.070%	2/2/22	21,950	21,950
	Texas GO VRDO	0.070%	2/2/22	53,000	53,000
	Texas GO VRDO	0.070%	2/2/22	71,950	71,950
	Texas GO VRDO	0.070%	2/2/22	18,450	18,450
	Texas GO VRDO	0.070%	2/2/22	76,990	76,990
	Texas GO VRDO	0.070%	2/2/22	37,995	37,995
	Texas GO, ETM	5.000%	8/1/22	3,035	3,104
	Texas GO, Prere.	5.000%	4/1/22	2,200	2,217
	Texas GO, Prere.	5.000%	4/1/24	60	65
	Texas GO, Prere.	5.000%	4/1/24	55	60
	Texas GO, Prere.	5.000%	4/1/24	250	271
	Texas GO, Prere.	5.000%	4/1/24	120	130
	Texas GO, Prere.	5.000%	10/1/24	85	94
	Texas GO, Prere.	5.000%	10/1/24	35	39
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	890	919
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,155	1,226
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,025	1,115
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	960	1,067
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/22	240	243
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	142
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	189
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	276
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	294
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	2,280	2,280
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	1,010	1,054
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,490	1,606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	497
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	693
	Texas State University System College & University Revenue	5.000%	3/15/23	130	136
	Texas State University System College & University Revenue	5.000%	3/15/25	125	140
	Texas State University System College & University Revenue	5.000%	3/15/26	870	939
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,340	26,288
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	315	331
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	17,275	18,459
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	50	54
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	45	49
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,250	2,557
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,469
	Texas Water Development Board Water Revenue	5.000%	4/15/22	4,750	4,795
	Texas Water Development Board Water Revenue	5.000%	4/15/22	2,000	2,019
	Texas Water Development Board Water Revenue	5.000%	4/15/22	6,095	6,153
	Texas Water Development Board Water Revenue	5.000%	8/1/22	4,125	4,219
	Texas Water Development Board Water Revenue	5.000%	10/15/22	11,305	11,662
	Texas Water Development Board Water Revenue	4.000%	4/15/23	1,090	1,133
	Texas Water Development Board Water Revenue	5.000%	4/15/23	1,445	1,519
	Texas Water Development Board Water Revenue	5.000%	4/15/23	100	105
	Texas Water Development Board Water Revenue	5.000%	8/1/23	1,100	1,169
	Texas Water Development Board Water Revenue	4.000%	10/15/23	2,000	2,106
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,630	2,814
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,000	2,174
	Texas Water Development Board Water Revenue	5.000%	4/15/24	50	54
	Texas Water Development Board Water Revenue	5.000%	8/1/24	1,045	1,147
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,600	2,872
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,075	1,205
	Texas Water Development Board Water Revenue	5.000%	8/1/25	870	984
	Texas Water Development Board Water Revenue	5.000%	10/15/25	100	114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,045	1,189
[17]	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,531
[17]	Tomball Independent School District GO PUT	0.450%	8/15/23	2,345	2,323
[17]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,289
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	4,037
	Travis County TX GO	2.000%	3/1/22	5,530	5,538
[1,2]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.460%	2/3/22	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/22	1,375	1,406
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,670	1,773
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,670	1,831
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/25	45	51
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/22	2,045	2,071
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/22	2,095	2,143
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/23	90	93
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	16
[17]	United TX Independent School District GO	5.000%	8/15/22	2,855	2,925
[17]	United TX Independent School District GO	5.000%	8/15/23	3,415	3,631
[17]	United TX Independent School District GO	5.000%	8/15/24	435	478
[17]	United TX Independent School District GO, Prere.	4.000%	8/15/23	100	105
	University of Houston College & University Revenue	5.000%	2/15/25	70	78
	University of Texas System College & University Revenue	5.000%	8/15/22	2,295	2,351
	University of Texas System College & University Revenue	5.000%	8/15/22	1,115	1,142
	University of Texas System College & University Revenue	5.000%	8/15/23	1,075	1,144
	University of Texas System College & University Revenue	5.000%	8/15/23	210	223
	University of Texas System College & University Revenue	5.375%	8/15/23	140	150
	University of Texas System College & University Revenue	5.000%	8/15/24	705	774
	University of Texas System College & University Revenue	5.000%	8/15/24	340	373
	Via Metropolitan Transit Advanced Transportation District Salex Tax Revenue, Prere.	5.000%	8/1/24	2,065	2,266
	Waco Educational Finance Corp. College & University Revenue	3.000%	3/1/22	350	351
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/24	600	637
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/26	575	635
[1,2]	Waco Educational Finance Corp. College & University Revenue TOB VRDO	0.120%	2/3/22	515	515
[17]	Wichita Falls Independent School District GO	4.000%	2/1/24	1,000	1,058
[17]	Wichita Falls Independent School District GO	4.000%	2/1/25	650	704
[17]	Willis Independent School District GO	2.000%	2/15/24	325	331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Willis Independent School District GO	4.000%	2/15/25	400	434
[17]	Willis Independent School District GO	5.000%	2/15/25	250	279
[17]	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,247
[17]	Wylie Independent School District GO	0.000%	8/15/23	2,230	2,194
[17]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,620
[17]	Wylie Independent School District GO	0.000%	8/15/25	1,325	1,257
					2,712,664
Utah (0.6%)
	Alpine School District GO	5.000%	3/15/25	220	246
	Canyons School District GO	5.000%	6/15/22	1,775	1,805
	Canyons School District GO	5.000%	6/15/23	3,545	3,750
	Canyons School District GO	5.000%	6/15/24	3,560	3,893
	Central Utah Water Conservancy District GO	5.000%	4/1/23	515	540
	Central Utah Water Conservancy District GO	5.000%	4/1/24	4,230	4,591
	Davis School District GO (Utah School Board Guaranty Program) GO	5.000%	6/1/23	810	856
	Granite School District Board of Education GO	5.000%	6/1/23	6,260	6,614
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/24	1,000	1,104
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/25	650	739
	University of Utah College & University Revenue	5.000%	8/1/24	2,000	2,194
	University of Utah College & University Revenue	5.000%	8/1/24	705	774
	University of Utah College & University Revenue, ETM	5.000%	8/1/22	1,635	1,672
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/22	32,000	32,352
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	595	641
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	9,885	10,843
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/2/22	18,460	18,460
	Utah GO	5.000%	7/1/22	5,000	5,096
	Utah GO	5.000%	7/1/22	255	260
	Utah GO	5.000%	7/1/23	5,050	5,352
	Utah GO	5.000%	7/1/23	50	53
	Utah GO	5.000%	7/1/24	25	27
	Utah GO	5.000%	7/1/24	50	55
	Utah GO	5.000%	7/1/24	2,500	2,738
	Utah GO	5.000%	7/1/24	20	22
	Utah GO	5.000%	7/1/25	3,000	3,390
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	235	247
	Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,082
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	535	544
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	115	126
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	90	101
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	285
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/22	1,525	1,551
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	510	574
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	30	34
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	1,145	1,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah UT Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	14,235	14,235
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/23	725	762
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	315	369
					129,266
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	352
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	460	506
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	545	601
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/22	500	515
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/24	620	670
					2,644
Virginia (1.9%)
[7]	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	434
[7]	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	1,011
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	423
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	292
	Arlington County VA GO, Prere.	5.000%	8/1/22	1,000	1,023
[1,2]	Arlington County VA IDA Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.160%	2/3/22	22,055	22,055
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,785	62,700
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,154
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	650	659
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	130	141
	Chesterfield County VA GO	5.000%	1/1/23	2,550	2,652
	Chesterfield County VA Water & Sewer Water Revenue	5.000%	11/1/22	6,000	6,201
	Commonwealth of Virginia GO	4.000%	6/1/23	225	235
	Commonwealth of Virginia GO	5.000%	6/1/23	275	290
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	15,650	16,481
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	7,000	7,000
	Fairfax County VA GO	5.000%	10/1/22	10,315	10,355
	Fairfax County VA GO	5.000%	10/1/23	100	107
	Fairfax County VA GO	5.000%	4/1/24	50	54
	Fairfax County VA GO	4.000%	10/1/24	1,750	1,884
	Fairfax County VA GO	5.000%	10/1/25	1,360	1,544
	Fairfax County VA GO	4.000%	10/1/34	3,235	3,484
	Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,662
	Fairfax County VA Sewer Revenue	5.000%	7/15/24	3,030	3,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,867
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/24	55	60
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	35,480	40,964
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	27,175	27,686
[1,7]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	695	718
	Harrisonburg VA GO	5.000%	7/15/24	3,790	4,147
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/22	1,315	1,330
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	45	46
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	300	314
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	435	479
	Loudoun County Economic Development Authority Industrial Revenue VRDO	0.050%	2/2/22	33,680	33,680
	Loudoun County VA GO	5.000%	12/1/22	5,125	5,315
	Loudoun County VA GO	5.000%	12/1/23	4,710	4,871
	Loudoun County VA GO	5.000%	12/1/23	5,000	5,375
	Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,515	3,523
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,054
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	519
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/22	365	366
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	980	1,013
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	865	912
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	705
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	466
	Newport News VA GO	5.000%	7/15/24	40	44
[1]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	170	172
	Richmond VA GO	5.000%	3/1/25	45	50
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	415	437
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	826
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	5.000%	7/1/25	50	56
	Virginia Beach VA GO	5.000%	4/1/22	1,685	1,698
	Virginia Beach VA GO	5.000%	7/15/22	5,485	5,599
	Virginia Beach VA GO	5.000%	7/15/22	4,430	4,522
	Virginia Beach VA GO	5.000%	9/15/22	2,000	2,056
	Virginia Beach VA GO	5.000%	7/15/23	2,755	2,923
	Virginia Beach VA GO	5.000%	7/15/23	2,455	2,605
	Virginia Beach VA GO	5.000%	7/15/24	2,515	2,757

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	7,780	7,780
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	6,195	6,195
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	18,420	19,210
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	70	73
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	25	26
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	20	22
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	430	478
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	125	139
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	60	67
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	1,675	1,747
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	265	276
Virginia College Building Authority College & University Revenue	5.000%	9/1/24	1,035	1,138
Virginia College Building Authority College & University Revenue	5.000%	9/1/25	1,725	1,951
Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/22	275	279
Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/24	325	350
Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	425	479
Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/24	2,820	3,102
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,815	1,839
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,930	1,955
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	210	221
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	155	169
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	25	28
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	160	171
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/24	155	168
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	125	137
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	1,040	1,161
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/22	5,685	5,815
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	2,500	2,658
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	150	159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	195	207
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	99
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	200	219
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/23	180	191
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	350	384
	Virginia Public School Authority Lease Revenue	5.000%	3/1/22	5,795	5,817
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,500	1,534
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/25	2,790	3,082
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	240	244
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	477
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	230
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	243
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	364
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	22,075	22,075
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	8,585	8,585
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	5,830	5,830
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	3,875	3,875
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	5,840	5,870
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,054
					429,487
Washington (1.4%)
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/22	510	527
[6]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.510%	11/1/23	30,275	30,369
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/22	2,500	2,592
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,685
	Clark County School District No. 37 Vancouver GO	4.000%	12/1/24	3,260	3,523
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	150	159
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/24	85	91

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/22	350	357
Energy Northwest Nuclear Revenue	5.000%	7/1/23	400	424
Energy Northwest Nuclear Revenue	5.000%	7/1/23	100	106
Energy Northwest Nuclear Revenue	5.000%	7/1/23	200	212
Energy Northwest Nuclear Revenue	5.000%	7/1/24	125	137
Energy Northwest Nuclear Revenue	5.000%	7/1/24	380	416
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	4,245	4,635
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	45	49
Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	14,370	14,601
Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	15,855
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	126
King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/22	50	50
King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	51
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	218
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	140	146
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	142
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	79
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	83
King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,855	1,993
King County School District No. 405 Bellevue GO	5.000%	12/1/23	40	43
King County School District No. 411 Issaquah GO	5.000%	12/1/23	95	102
King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	869
King County School District No. 414 Lake Washington GO	4.000%	12/1/23	850	898
King County School District No. 414 Lake Washington GO	4.000%	12/1/24	1,030	1,114
King County WA GO	5.000%	12/1/24	1,095	1,215
King County WA GO VRDO	0.070%	2/2/22	25,395	25,395
King County WA Sewer Revenue	5.000%	7/1/22	1,500	1,529
King County WA Sewer Revenue	5.000%	7/1/24	70	77
King WA Sewer Revenu County e Sewer Revenue PUT	0.625%	1/1/24	180	178
King WA Sewer Revenu County e Sewer Revenue PUT	0.875%	1/1/26	545	532
Kirkland WA GO	5.000%	12/1/23	640	687
Kirkland WA GO	5.000%	12/1/24	670	743
Kirkland WA GO	5.000%	12/1/25	700	799
Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	40	45
Pierce County School District No. 403 Bethel GO	4.000%	12/1/22	800	823
Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	232
Port of Seattle WA GO	5.000%	1/1/24	350	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/25	3,500	3,576
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,605	1,645
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	4,232
	Seattle WA GO	5.000%	8/1/24	100	110
	Seattle WA GO	5.000%	11/1/24	2,200	2,432
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/23	65	69
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/24	85	93
[6]	Seattle WA Municipal Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	0.550%	11/1/23	160	160
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/24	175	189
	Spokane WA Water & Wastewater Water Revenue	5.000%	12/1/22	6,435	6,672
	Tacoma Metropolitan Park District GO	5.000%	12/1/23	1,955	2,098
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	761
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	710	749
	University of Washington College & University Revenue	5.000%	4/1/22	2,200	2,217
	University of Washington College & University Revenue	5.000%	4/1/23	2,250	2,362
	University of Washington College & University Revenue	5.000%	4/1/24	7,070	7,674
	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,696
	University of Washington College & University Revenue PUT	5.000%	5/1/22	12,225	12,333
	Washington COP	5.000%	7/1/23	11,950	12,652
	Washington GO	5.000%	2/1/22	1,500	1,500
	Washington GO	5.000%	6/1/22	1,500	1,523
	Washington GO	5.000%	7/1/22	2,315	2,359
	Washington GO	5.000%	8/1/22	5,530	5,654
	Washington GO	5.000%	1/1/23	6,375	6,628
	Washington GO	5.000%	2/1/23	4,130	4,307
	Washington GO	5.000%	6/1/23	1,500	1,584
	Washington GO	4.000%	7/1/23	900	940
	Washington GO	5.000%	7/1/23	160	169
	Washington GO	5.000%	7/1/23	16,080	16,358
	Washington GO	5.000%	7/1/23	13,715	13,952
	Washington GO	5.000%	7/1/23	2,215	2,345
	Washington GO	5.000%	7/1/23	15,345	16,247
	Washington GO	5.000%	7/1/23	40	41
	Washington GO	5.000%	8/1/23	15	16
	Washington GO	5.000%	8/1/23	9,300	9,875
	Washington GO	5.000%	8/1/23	300	319
	Washington GO	5.000%	1/1/24	3,800	4,089
	Washington GO	5.000%	1/1/24	4,655	5,010
	Washington GO	5.000%	6/1/24	1,625	1,772
	Washington GO	5.000%	7/1/24	1,140	1,162
	Washington GO	5.000%	7/1/24	250	255
	Washington GO	5.000%	7/1/24	45	49
	Washington GO	5.000%	7/1/24	15,220	16,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	7/1/24	110	112
	Washington GO	5.000%	7/1/24	310	316
	Washington GO	5.000%	8/1/24	550	584
	Washington GO	5.000%	8/1/24	3,735	4,095
	Washington GO	5.000%	8/1/24	40	44
	Washington GO	5.000%	8/1/24	50	55
	Washington GO	5.000%	8/1/24	45	49
	Washington GO	5.000%	2/1/25	255	284
	Washington GO	5.000%	2/1/25	45	50
	Washington GO	5.000%	2/1/25	20	22
	Washington GO	5.000%	2/1/25	100	111
	Washington GO	4.000%	7/1/25	215	218
	Washington GO	5.000%	7/1/25	1,095	1,116
	Washington GO	5.000%	7/1/25	130	138
	Washington GO	5.000%	7/1/25	780	795
	Washington GO	5.000%	7/1/25	150	153
	Washington GO	5.000%	7/1/26	10,000	11,587
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	250	266
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	410	420
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	630	670
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,275	2,363
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	133
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	164
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	253
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	462
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,675	6,101
[6]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.460%	1/1/25	655	658
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/23	500	519
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/27	1,160	1,351
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/22	150	153
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	538
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	3.500%	7/1/23	1,000	1,005
	Washington State University College & University Revenue	5.000%	10/1/23	350	373
[5]	Western Washington University College & University Revenue	4.000%	4/1/24	250	265
					325,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia (0.4%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	692
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	135	148
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,027
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,310	7,350
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,025	10,318
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,383
[1,2]	West Virginia Economic Development Authority Lottery Revenue TOB VRDO	0.160%	2/3/22	7,210	7,210
	West Virginia GO	5.000%	6/1/22	3,610	3,666
	West Virginia GO	5.000%	12/1/22	2,645	2,743
	West Virginia GO	5.000%	6/1/24	615	671
	West Virginia GO	5.000%	12/1/24	645	715
	West Virginia GO	5.000%	6/1/25	1,275	1,435
	West Virginia GO	5.000%	12/1/25	1,335	1,524
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,175	1,218
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,570	2,710
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,060	1,165
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	13,865	13,865
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	11,285	11,285
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	6,225	6,610
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22	2,130	2,170
					83,905
Wisconsin (1.3%)
[4]	Ashland WI School District GO, Prere.	3.000%	3/1/24	1,030	1,071
	Eau Claire County WI GO	5.000%	9/1/22	300	308
	Eau Claire County WI GO	5.000%	9/1/23	370	393
	Eau Claire County WI GO	5.000%	9/1/24	395	433
	Eau Claire County WI GO	5.000%	9/1/25	415	468
	Hortonville Area School District GO	5.000%	4/1/24	1,000	1,084
	Madison WI GO	4.000%	10/1/22	8,045	8,232
	Madison WI GO	3.000%	10/1/23	8,040	8,326
	Madison WI GO	4.000%	10/1/24	7,100	7,628
	Milwaukee WI GO	5.000%	4/1/22	150	151
	Milwaukee WI GO	5.000%	4/1/22	200	201
	Milwaukee WI GO	5.000%	2/1/23	2,130	2,220
	Milwaukee WI GO	5.000%	4/1/23	625	655
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,560
	Milwaukee WI GO	5.000%	4/1/24	3,085	3,339
	Milwaukee WI GO	5.000%	4/1/26	3,540	4,043
[1,2]	Milwaukee WI GO TOB VRDO	0.140%	2/3/22	7,835	7,835
	Neenah Joint School District GO	5.000%	3/1/24	2,685	2,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	235	255
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	245	270
	Public Finance Authority College & University Revenue	5.000%	3/1/25	600	667
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	905	934
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	156
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	160	169
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	295
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	430	468
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	469
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	252
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	290	318
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	505
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	3.000%	7/1/22	210	212
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/23	450	470
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/24	1,360	1,448
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	2/3/22	3,180	3,180
	Sauk Prairie School District GO	5.000%	3/1/24	200	216
	Waukesha School District GO	3.000%	4/1/22	1,100	1,105
	Waukesha School District GO	3.000%	4/1/23	1,415	1,451
	Waukesha WI GO	2.000%	10/1/22	725	732
	Waukesha WI GO	5.000%	10/1/23	185	198
	Waukesha WI GO	2.000%	10/1/24	900	921
	Waukesha WI GO	2.000%	10/1/25	1,335	1,371
	Waukesha WI GO	5.000%	10/1/25	205	233
	Wisconsin Appropriations Revenue	5.000%	5/1/22	8,100	8,193
	Wisconsin Appropriations Revenue	5.000%	5/1/24	40	43
[1,2,4]	Wisconsin Center District Miscellaneous Taxes Revenue TOB VRDO	0.100%	2/3/22	13,624	13,624
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	755	769
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	9,415	9,594
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/23	500	530
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	50	55
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	50	55
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	650	710
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/24	150	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	4.000%	5/1/23	250	260
	Wisconsin GO	5.000%	5/1/23	1,605	1,690
	Wisconsin GO	5.000%	5/1/23	100	105
	Wisconsin GO	5.000%	11/1/23	1,590	1,639
	Wisconsin GO	5.000%	5/1/24	350	369
	Wisconsin GO	5.000%	5/1/24	16,500	17,937
	Wisconsin GO	5.000%	5/1/24	65	71
	Wisconsin GO	5.000%	11/1/24	205	226
	Wisconsin GO	4.000%	5/1/25	100	107
	Wisconsin GO	5.000%	5/1/25	180	199
	Wisconsin GO	5.000%	5/1/25	265	297
	Wisconsin GO	5.000%	5/1/25	25	28
	Wisconsin GO	5.000%	11/1/25	100	114
	Wisconsin GO, Prere.	5.000%	5/1/23	260	274
	Wisconsin GO, Prere.	5.000%	5/1/23	185	195
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,050	1,070
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	130	133
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	160	166
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	345	368
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	2,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,580	3,946
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,530	3,855
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	2,825	3,252
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,330	2,665
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.550%	0.610%	7/26/23	1,850	1,854
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	2/3/22	5,000	5,000
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	2/2/22	8,338	8,338
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/3/22	25,000	25,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	4/15/23	1,120	1,178
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/15/23	125	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,125	4,366
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	4,075	4,078
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,150	1,137
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	1,850	1,823
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	979
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	5,565	5,444
[6]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.150%	0.210%	12/2/24	4,020	4,020
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	14,600	14,600
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.060%	2/3/22	5,200	5,200
[1,2]	Wisconsin Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	0.130%	2/3/22	3,750	3,750
[1,2]	Wisconsin Public Finance Authority Lease Development College & University Revenue (KU Campus Development Corp. - CentralDistrict Development Project) TOB VRDO	0.140%	2/3/22	42,000	42,000
	Wisconsin State Extendible GO CP	0.000%	2/3/22	10,000	10,000
					285,750
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	115	116
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	130	135
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	220	234
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	180	195
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	116
	Sublette County WY Industrial Revenue (ExxonMobil Project) VRDO	0.110%	2/1/22	12,365	12,365
					13,161
Total Tax-Exempt Municipal Bonds (Cost $21,568,826)					21,524,209

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[18]	Vanguard Municipal Cash Management Fund (Cost $471,519)	0.067%	4,714,571	471,552
Total Investments (98.0%) (Cost $22,040,345)				21,995,761
Other Assets and Liabilities—Net (2.0%)				454,172
Net Assets (100%)				22,449,933
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $3,239,782,000, representing 14.4% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Securities with a value of $2,776,000 have been segregated as initial margin for open futures contracts.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2022.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
12	Step bond.
13	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:
Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Barclays Bank plc	$847,540,000
JPMorgan Chase Bank NA	699,411,000
Royal Bank of Canada	577,440,000
Deutsche Bank AG	446,745,000
Bank of America NA	406,727,000
Toronto-Dominion Bank NA	388,560,000
Sumitomo Mitsui Banking	313,055,000
Morgan Stanley Bank	281,005,000
Citibank NA	210,340,000
PNC Bank NA	193,965,000
Other	573,970,000
Total	4,938,758,000

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2022	(849)	(121,261)	2,858
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	21,524,209	—	21,524,209
Temporary Cash Investments	471,552	—	—	471,552
Total	471,552	21,524,209	—	21,995,761
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,858	—	—	2,858
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.